As filed with the Securities and Exchange Commission on December 12, 1997
                        1933 Act Registration No. 2-11357
                        1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
      Pre-Effective Amendment No.         [   ]
                                   ----    ---
      Post-Effective Amendment No.  77    [ X ]
            and/or                 ----    ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]
                                                                   ---
      Amendment No. 32                    [ X ]
                   ----                    ---

                        (Check appropriate box or boxes)

                         NEUBERGER & BERMAN EQUITY FUNDS
                         -------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                   (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                         Neuberger & Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b)
----
 X   on December 15, 1997 pursuant to paragraph (b)
----
     60 days after filing pursuant to paragraph (a)(1)
----
     on                  pursuant to paragraph (a)(1)
----    ----------------
     75 days after filing pursuant to paragraph (a)(2)
----
     on            pursuant to paragraph (a)(2)
---     ----------

      Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such rule for its 1997 fiscal year on November 25, 1997.

      Neuberger & Berman Equity Funds is a "master/feeder fund." This Post-Effective Amendment No. 77 includes signature pages for the master funds, Equity Managers Trust and Global Managers Trust, and appropriate officers and trustees thereof.

                        Page        of
                             ------    ------
                        Exhibit Index Begins on
                        Page
                             ------

                         NEUBERGER & BERMAN EQUITY FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 77 ON FORM N-1A


     This  post-effective   amendment  consists  of  the  following  papers  and
documents:

Cover Sheet

Contents of Post-Effective Amendment No. 77 on Form N-1A

Cross Reference Sheet

Neuberger & Berman Focus Fund Neuberger & Berman Genesis Fund Neuberger & Berman Guardian Fund Neuberger & Berman International Fund Neuberger & Berman Manhattan Fund Neuberger & Berman Partners Fund
Neuberger & Berman Socially Responsive Fund
-------------------------------------------

     Part A - Prospectus

     Part B - Statement of Additional Information

     Part C - Other Information

Signature Pages

Exhibits

                         NEUBERGER & BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 77 ON FORM N-1A

                              Cross Reference Sheet

              This cross reference sheet relates to the Prospectus
                   and Statement of Additional Information for
                         Neuberger & Berman Focus Fund,
                        Neuberger & Berman Genesis Fund,
                        Neuberger & Berman Guardian Fund,
                      Neuberger & Berman International Fund
                       Neuberger & Berman Manhattan Fund,
                      Neuberger & Berman Partners Fund, and
                   Neuberger & Berman Socially Responsive Fund

             FORM N-1A ITEM NO.        CAPTION IN PART A PROSPECTUS
             ------------------        ----------------------------

Item 1.      Cover Page                Front Cover Page

Item 2.      Synopsis                  Expense Information; Summary

Item 3.      Condensed Financial       Financial Highlights; Performance
             Information               Information

Item 4.      General Description of    Investment Programs; Description of
             Registrant                Investments; Information Regarding
                                       Organization, Capitalization, and
                                       Other Matters

Item 5.      Management of the Fund    Management and Administration; Other
                                       Information; Back Cover Page

Item 6.      Capital Stock and Other   Front Cover Page; Dividends, Other
             Securities                Distributions, and Taxes; Information
                                       Regarding Organization,
                                       Capitalization, and Other Matters

Item 7.      Purchase of Securities    How to Buy Shares; Additional
             Being Offered             Information on Telephone Transactions;
                                       Shareholder Services; Share Prices and
                                       Net Asset Value; Management and
                                       Administration

Item 8.      Redemption or Repurchase  How to Sell Shares; Additional
                                       Information on Telephone Transactions;
                                       Shareholder Services; Share Prices and
                                       Net Asset Value

Item 9.      Pending Legal Proceedings Not Applicable

                                       Caption in Part B
             FORM N-1A ITEM NO.        STATEMENT OF ADDITIONAL INFORMATION
             ------------------        -----------------------------------

Item 10.     Cover Page                Cover Page

Item 11.     Table of Contents         Table of Contents

Item 12.     General Information and   Organization
             History

Item 13.     Investment Objectives     Investment Information; Certain Risk
             and Policies              Considerations

Item 14.     Management of the Fund    Trustees and Officers

Item 15.     Control Persons and       Control Persons and Principal Holders
             Principal Holders of      of Securities
             Securities

Item 16.     Investment Advisory and   Investment Management and
             Other Services            Administration Services; Trustees and
                                       Officers; Distribution Arrangements;
                                       Reports to Shareholders; Custodian and
                                       Transfer Agent; Independent
                                       Auditors/Accountants

Item 17.     Brokerage Allocation      Portfolio Transactions

Item 18.     Capital Stock and Other   Investment Information; Additional
             Securities                Redemption Information; Dividends and
                                       Other Distributions

Item 19.     Purchase and Redemption   Additional Purchase Information;
                                       Additional Exchange Information;
                                       Additional Redemption Information;
                                       Distribution Arrangements

Item 20.     Tax Status                Dividends and Other Distributions;
                                       Additional Tax Information

Item 21.     Underwriters              Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 22.     Calculation of            Performance Information
             Performance Data

Item 23.     Financial Statements      Financial Statements


                                     PART C
                                     ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 77.

        PROSPECTUS
------------------------------------------------------------------------
   December 15, 1997




          NEUBERGER&BERMAN
          EQUITY FUNDS -Registered Trademark-



Neuberger&Berman
          FOCUS FUND

Neuberger&Berman
          GENESIS FUND

Neuberger&Berman
          GUARDIAN FUND

Neuberger&Berman
          INTERNATIONAL FUND

Neuberger&Berman
          MANHATTAN FUND

Neuberger&Berman
          PARTNERS FUND

Neuberger&Berman
          SOCIALLY RESPONSIVE FUND



                                            No Sales Charges
                                            No Redemption Fees
                                            No 12b-1 Fees

            Neuberger&Berman

EQUITY FUNDS

          No-Load Equity Funds

----------------------------------------------------------------------


Neuberger&Berman FOCUS                         Neuberger&Berman MANHATTAN
FUND-REGISTERED TRADEMARK-                     FUND-REGISTERED TRADEMARK-
Neuberger&Berman GENESIS                       Neuberger&Berman PARTNERS
FUND-REGISTERED TRADEMARK-                     FUND-REGISTERED TRADEMARK-
Neuberger&Berman GUARDIAN FUND-SM-             Neuberger&Berman SOCIALLY
Neuberger&Berman INTERNATIONAL                 RESPONSIVE
                 FUND-REGISTERED TRADEMARK-    FUND-REGISTERED TRADEMARK-

   INITIAL PURCHASE -- $1,000 MINIMUM
   AUTOMATIC INVESTING -- $100 MINIMUM PER MONTH
   GIFT PROGRAMS AND IRAS -- $250 MINIMUM
   CALL 800-877-9700


----------------------------------------------------------------------


   Each of the above-named funds (a "Fund") invests all of its net investable assets in its corresponding portfolio of Equity Managers Trust or, in the case of Neuberger& Berman International Fund, in the corresponding portfolio of Global Managers Trust (each a "Portfolio"). Equity Managers Trust and Global Managers Trust ("Managers Trusts") are open-end management investment companies managed by Neuberger& Berman Management Incorporated ("N&B Management"). Each Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. The investment performance of each Fund directly corresponds with the investment performance of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 3, and "Information Regarding Organization, Capitalization, and Other Matters" on page 52.


   Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and Portfolios, dated December 15, 1997, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.

   THE SEC MAINTAINS A WEBSITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS AND PORTFOLIOS.


               PROSPECTUS DATED DECEMBER 15, 1997


   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


    SUMMARY                                             3
The Funds and Portfolios;
 Risk Factors                                           3
Management                                              5
The Neuberger&Berman Investment Approach                5
    EXPENSE INFORMATION                                 7
Shareholder Transaction Expenses for Each Fund          7
Annual Fund Operating Expenses                          7
Example                                                 8
    FINANCIAL HIGHLIGHTS                                9
Selected Per Share Data and Ratios                      9
Focus Fund                                             10
Genesis Fund                                           11
Guardian Fund                                          12
International Fund                                     13
Manhattan Fund                                         14
Partners Fund                                          15
Socially Responsive Fund                               16
    INVESTMENT PROGRAMS                                21
Focus Portfolio                                        21
Genesis Portfolio                                      22
Guardian Portfolio                                     23
International Portfolio                                23
Manhattan Portfolio                                    24
Partners Portfolio                                     25
Socially Responsive Portfolio                          25
Special Considerations of Small-and Mid-Cap
 Company Stocks                                        27
Short-Term Trading;
 Portfolio Turnover                                    28
Borrowings                                             28
Other Investments                                      29
    PERFORMANCE INFORMATION                            30
Total Return Information                               32
    HOW TO BUY SHARES                                  33
By Mail                                                33
By Wire                                                33
By Telephone                                           34
By Exchanging Shares                                   34
Other Information                                      34

    HOW TO SELL SHARES                                 36
By Mail or Facsimile Transmission (Fax)                36
By Telephone                                           37
Other Information                                      38

    ADDITIONAL INFORMATION ON TELEPHONE
    TRANSACTIONS                                       39

    SHAREHOLDER SERVICES                               40
Automatic Investing and Dollar Cost Averaging          40
Exchange Privilege                                     40
Systematic Withdrawal Plans                            41
Retirement Plans                                       41
Electronic Bank Transfers                              42
Internet Access                                        42

    SHARE PRICES AND
    NET ASSET VALUE                                    43

    DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES          44
Distribution Options                                   44
Taxes                                                  44

    MANAGEMENT AND ADMINISTRATION                      47
Trustees and Officers                                  47
Investment Manager, Administrator,
 Distributor, and Sub-Adviser                          47
Expenses                                               49
Transfer and Shareholder Servicing Arrangements        51

    INFORMATION REGARDING
    ORGANIZATION, CAPITALIZATION,
    AND OTHER MATTERS                                  52
The Funds                                              52
The Portfolios                                         52

    DESCRIPTION OF INVESTMENTS                         55

    USE OF JOINT PROSPECTUS AND STATEMENT OF
    ADDITIONAL INFORMATION                             63

    DIRECTORY                                          64

    FUNDS ELIGIBLE FOR EXCHANGE                        65

SUMMARY

          The Funds and Portfolios; Risk Factors

----------------------------------------------------------------------

   Each Fund is a series of Neuberger&Berman Equity Funds (the "Trust") and invests in its corresponding Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund
structure,   because  each  Fund  "feeds"  shareholders'  investments  into  its corresponding Portfolio, a "master" fund. The structure looks like this:
                           --------------------------
                                  SHAREHOLDERS
                           --------------------------
                                       Buy Shares In
                           --------------------------
                                     FUNDS
                           --------------------------
                                         Invest In
                           --------------------------
                                   PORTFOLIOS
                           --------------------------
                                         Invest In
                           --------------------------
                           STOCKS & OTHER SECURITIES
                           --------------------------


   The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 52. An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 21 and "Description of Investments" on page 55.

   The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Of course, there can be no assurance that a Fund will meet its investment objective.

NEUBERGER&BERMAN    INVESTMENT              PORTFOLIO
EQUITY FUNDS        STYLE                   CHARACTERISTICS
------------------------------------------------------------------------------------
GUARDIAN FUND       Broadly diversified,    A growth and income fund that invests
                    large-cap value fund.   primarily in stocks of established,
                                            high-quality companies that are not well
                                            followed on Wall Street or are
                                            temporarily out of favor.
FOCUS FUND          Large-cap value fund,   Invests principally in common stocks
                    more concentrated       selected from 13 multi-industry sectors
                    portfolio than          of the economy. To maximize potential
                    Guardian.               return, the Portfolio normally makes at
                                            least 90% of its investments in not more
                                            than six sectors of the economy believed
                                            by the portfolio managers to be
                                            undervalued.
GENESIS FUND        Broadly diversified,    Invests primarily in stocks of companies
                    small-cap value fund.   with small market capitalizations (up to
                                            $1.5 billion at the time of the
                                            Portfolio's investment). Portfolio
                                            managers seek to buy the stocks of
                                            strong companies with a history of solid
                                            performance and a proven management
                                            team, which are selling at attractive
                                            prices.
INTERNATIONAL FUND  Broadly diversified,    Seeks long-term capital appreciation by
                    medium- to large-cap    investing primarily in foreign stocks,
                    international equity    both in developed economies and in
                    fund. Capitalization    emerging markets. Portfolio manager
                    is determined in        seeks undervalued companies in countries
                    relation to the         with strong potential for growth.
                    principal market in
                    which securities are
                    traded.
MANHATTAN FUND      Broadly diversified,    Invests in securities believed to have
                    small-, medium- and     the maximum potential for long-term
                    large-cap growth fund.  capital appreciation. Portfolio managers seek stocks of companies that are
                                            projected to grow at above-average rates
                                            and that may appear poised for a period
                                            of accelerated earnings.
PARTNERS FUND       Broadly diversified,    Seeks capital growth through an approach
                    medium- to large-cap    that is intended to increase capital
                    value fund.             with reasonable risk. Portfolio managers
                                            look at fundamentals, focusing
                                            particularly on cash flow, return on
                                            capital, and asset values.
SOCIALLY            Broadly diversified,    Seeks long-term capital appreciation by
RESPONSIVE FUND     large-cap value fund.   investing in common stocks of companies
                                            that meet both financial and social
                                            criteria.

          Management

----------------------------------------------------------------------


   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 47. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds-Registered Trademark-, see "How to Buy Shares" on page 33, "How to Sell Shares" on page 36, and "Shareholder Services -- Exchange Privilege" on page 40.


          The Neuberger&Berman Investment Approach

----------------------------------------------------------------------


   While each Portfolio has its own investment objective, policies, and limitations, each Portfolio is managed using one of two basic investment approaches -- value or growth.


   A value-oriented portfolio manager buys stocks that are selling for a price that is lower than what the manager believes they are worth. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.


   Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets). A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when N&B Management believes they have reached their potential.


   While a value approach concentrates on securities that are undervalued in relation to their fundamental economic values, a growth approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate.


   In general, Neuberger&Berman FOCUS, Neuberger&Berman GENESIS, Neuberger&Berman GUARDIAN, Neuberger&Berman PARTNERS and Neuberger& Berman SOCIALLY RESPONSIVE Portfolios adhere to a value-oriented investment approach. Neuberger&Berman MANHATTAN Portfolio adheres to a growth-oriented investment approach. Neuberger&Berman MANHATTAN Portfolio is therefore willing to invest in securities with prices that are higher multiples of earnings than securities likely to be purchased by the other Portfolios, but generally buys companies that are projected by N&B Management to have higher earnings growth rates.


   Neuberger&Berman INTERNATIONAL Portfolio uses an investment process that includes a combination of country selection and individual security selection primarily based on a value-oriented investment approach.

EXPENSE INFORMATION
   This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.

          Shareholder Transaction Expenses for Each Fund

----------------------------------------------------------------------

   As shown by this table, the Funds impose no transaction charges when you buy or sell Fund shares.

Sales Charge Imposed on Purchases                    NONE
Sales Charge Imposed on Reinvested Dividends         NONE
Deferred Sales Charges                               NONE
Redemption Fees                                      NONE
Exchange Fees                                        NONE

   If you want to redeem shares by wire transfer, the Funds' transfer agent charges a fee (currently $8.00) for each wire redemption. Shareholders who have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value are not charged for wire redemptions; the $8.00 fee is borne by N&B Management.

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

--------------------------------------------------------------------------------


   The following table shows annual operating expenses for each Fund which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of its corresponding Portfolio ("Total Operating
Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.


   Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. "Management and Administration Fees" in the following table (except with respect to Neuberger&Berman GENESIS Fund) are based upon administration fees incurred by each Fund and management fees incurred by its corresponding Portfolio during the past fiscal year. Management and Administration Fees for Neuberger&Berman GENESIS Fund have been restated based on current fee rates. For more information, see "Management and Administration" and the SAI.


   The Funds and Portfolios incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). Other Expenses in the following table (except with respect to Neuberger&Berman SOCIALLY RESPONSIVE
Fund) are based on
each Fund's and Portfolio's expenses for the past fiscal year. Other Expenses for Neuberger&Berman SOCIALLY RESPONSIVE Fund have been restated based on current expense levels. All expenses are factored into the Funds' share prices and dividends and are not charged directly to Fund shareholders.



NEUBERGER&BERMAN                       MANAGEMENT AND      12b-1   OTHER    TOTAL OPERATING
EQUITY FUNDS                         ADMINISTRATION FEES   FEES   EXPENSES     EXPENSES
-------------------------------------------------------------------------------------------
FOCUS FUND                                  0.76%          None    0.10%         0.86%
GENESIS FUND                                1.07%          None    0.19%         1.26%
GUARDIAN FUND                               0.70%          None    0.10%         0.80%
INTERNATIONAL FUND                          1.11%          None    0.59%         1.70%
MANHATTAN FUND                              0.79%          None    0.19%         0.98%
PARTNERS FUND                               0.72%          None    0.09%         0.81%
SOCIALLY RESPONSIVE FUND                    0.81%          None    0.39%         1.20%



   For more information, see "Expenses" on page 49.


          Example

----------------------------------------------------------------------


   To illustrate the effect of Total Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



NEUBERGER&BERMAN
EQUITY FUNDS                               1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------
FOCUS FUND                                  $ 9        $27        $48       $106

GENESIS FUND                                $13        $40        $69       $152

GUARDIAN FUND                               $ 8        $26        $44       $ 99

INTERNATIONAL FUND                          $17        $54        $92       $201

MANHATTAN FUND                              $10        $31        $54       $120

PARTNERS FUND                               $ 8        $26        $45       $100

SOCIALLY RESPONSIVE FUND                    $12        $38        $66       $145


   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

          Selected Per Share Data and Ratios

----------------------------------------------------------------------


   The financial information in the following tables is for each Fund as of August 31, 1997 and includes data related to each Fund (except Neuberger&Berman INTERNATIONAL Fund and Neuberger&Berman SOCIALLY RESPONSIVE Fund) before it was converted into a series of the Trust on August 2, 1993. Neuberger&Berman SOCIALLY RESPONSIVE Fund commenced operations on March 16, 1994. Neuberger&Berman INTERNATIONAL Fund commenced operations on June 15, 1994. This information has been audited by the Funds' respective independent auditors/accountants. You may obtain, at no cost, further information about the performance of the Funds in their annual report to shareholders. The auditors'/accountants' reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for a free copy of the annual report and for up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Focus Fund(1)
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                          Period from
                                                                        October 1, 1992
                                        Year Ended August 31,            to August 31,           Year Ended September 30,
                                1997(2)   1996(2)   1995(2)   1994(2)       1993(2)        1992    1991    1990    1989    1988
                                ------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                           $  28.46  $  28.88  $24.42    $24.00        $19.31        $18.91  $16.66  $19.01  $16.60  $20.10
                                ------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income            .08       .19     .17       .21           .23           .29     .38     .44     .46     .46
    Net Gains or Losses on
     Securities
     (both realized and
     unrealized)                   12.00       .85    5.97      2.16          4.65          2.62    2.96   (1.84)   4.83   (2.98)
                                ------------------------------------------------------------------------------------------------
      Total From Investment
       Operations                  12.08      1.04    6.14      2.37          4.88          2.91    3.34   (1.40)   5.29   (2.52)
                                ------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)             (.22)     (.11)   (.20)     (.25)         (.04)         (.31)   (.37)   (.39)   (.49)   (.47)
    Distributions (from net
     capital gains)                (1.43)    (1.35)  (1.48)    (1.70)         (.15)        (2.20)   (.72)   (.56)  (2.39)   (.51)
                                ------------------------------------------------------------------------------------------------
      Total Distributions          (1.65)    (1.46)  (1.68)    (1.95)         (.19)        (2.51)  (1.09)   (.95)  (2.88)   (.98)
                                ------------------------------------------------------------------------------------------------
Net Asset Value, End of Year    $  38.89  $  28.46  $28.88    $24.42        $24.00        $19.31  $18.91  $16.66  $19.01  $16.60
                                ------------------------------------------------------------------------------------------------
Total Return(3)                   +43.92%    +3.70% +27.47%   +10.35%       +25.39%(4)    +15.51% +20.20%  -7.54% +32.23% -12.44%
                                ------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)              $1,411.9  $1,071.4  $956.0    $643.9        $573.9        $439.2  $399.2  $368.6  $441.3  $375.2
                                ------------------------------------------------------------------------------------------------
    Ratio of Gross Expenses to
     Average
     Net Assets(5)                   .86%      .89%     --        --            --            --      --      --      --      --
                                ------------------------------------------------------------------------------------------------
    Ratio of Net Expenses to
     Average
     Net Assets                      .86%      .89%    .87%      .85%          .92%(6)       .91%    .93%    .92%    .99%   1.01%
                                ------------------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets                          .21%      .69%    .75%      .89%         1.18%(6)      1.46%   2.01%   2.34%   2.39%   2.64%
                                ------------------------------------------------------------------------------------------------
    Portfolio Turnover Rate(7)        --        --      --        --            52%           77%     60%     66%     60%     66%
                                ------------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Genesis Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.


                                                                                          Period from
                                                                                        August 1, 1993
                                                   Year Ended August 31,                 to August 31,
                                       1997(2)       1996(2)       1995(2)     1994(2)      1993(2)
                                     ------------------------------------------------------------------
Net Asset Value, Beginning of Year   $10.91        $ 9.52        $ 8.27        $ 8.62   $     8.30
                                     ------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income (Loss)       (.01)         (.01)           --          (.01)          --
    Net Gains or Losses on
     Securities (both realized and
     unrealized)                       4.80          1.95          1.56           .42          .32
                                     ------------------------------------------------------------------
      Total From Investment
       Operations                      4.79          1.94          1.56           .41          .32
                                     ------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                             --            --            --          (.01)          --
    Distributions (from net capital
     gains)                            (.15)         (.55)         (.31)         (.75)          --
                                     ------------------------------------------------------------------
      Total Distributions              (.15)         (.55)         (.31)         (.76)          --
                                     ------------------------------------------------------------------
Net Asset Value, End of Year         $15.55        $10.91        $ 9.52        $ 8.27   $     8.62
                                     ------------------------------------------------------------------
Total Return(3)                      +44.32%       +21.32%       +19.69%        +4.77%       +3.86%(4)
                                     ------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $718.1        $195.4        $111.5        $135.6   $    118.5
                                     ------------------------------------------------------------------
    Ratio of Gross Expenses to
     Average
     Net Assets(5)                     1.17%         1.28%           --            --           --
                                     ------------------------------------------------------------------
    Ratio of Net Expenses to
     Average
     Net Assets                        1.16%(8)      1.28%(8)      1.35%(8)      1.36%        1.51%(6)
                                     ------------------------------------------------------------------
    Ratio of Net Investment Income
     (Loss) to Average Net Assets      (.08%)(8)     (.18%)(8)     (.16%)(8)     (.20%)       (.08%)(6)
                                     ------------------------------------------------------------------
    Portfolio Turnover Rate(7)           --            --            --            --           --
                                     ------------------------------------------------------------------

                                                                                    Period From
                                                                                     September
                                                                                        27,
                                                                                    1988(10) to
                                                Year Ended July 31,                  July 31,
                                      1993        1992        1991       1990          1989

Net Asset Value, Beginning of Year   $ 7.10      $ 6.41      $ 5.78      $6.25      $     5.00

Income From Investment Operations
    Net Investment Income (Loss)        .01        (.01)        .03        .02             .02
    Net Gains or Losses on
     Securities (both realized and
     unrealized)                       1.19         .80         .64       (.35)           1.24

      Total From Investment
       Operations                      1.20         .79         .67       (.33)           1.26

Less Distributions
    Dividends (from net investment
     income)                             --        (.01)       (.04)      (.02)           (.01)
    Distributions (from net capital
     gains)                              --        (.09)         --       (.12)             --

      Total Distributions                --        (.10)       (.04)      (.14)           (.01)

Net Asset Value, End of Year         $ 8.30      $ 7.10      $ 6.41      $5.78      $     6.25

Total Return(3)                      +16.90%     +12.38%     +11.80%     -5.33%         +25.24%(4)

Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $113.5      $ 72.2      $ 27.8      $20.8      $     18.1

    Ratio of Gross Expenses to
     Average
     Net Assets(5)                       --          --          --         --              --

    Ratio of Net Expenses to
     Average
     Net Assets                        1.65%       2.00%(8)    2.00%(8)   2.00%(8)        2.00%(6)(8)

    Ratio of Net Investment Income
     (Loss) to Average Net Assets       .15%       (.14%)(8)    .60%(8)    .41%(8)         .51%(6)(8)

    Portfolio Turnover Rate(7)           54%         23%         46%        37%             10%




SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS(9)
Neuberger&Berman
          Guardian Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                    Period from
                                                                                                  November 1, 1989     Year Ended
                                                     Year Ended August 31,                         to August 31,      October 31,
                                1997(2)   1996(2)   1995(2)   1994(2)   1993(2)    1992    1991         1990          1989    1988
                                ---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                           $ 23.78   $ 23.61   $ 19.52   $ 18.57   $ 15.73   $14.90  $11.90       $13.20        $12.31  $11.08
                                ---------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income           .15       .31       .27       .24       .30      .29     .32          .31           .35     .35
    Net Gains or Losses on
     Securities (both realized
     and unrealized)               8.96       .90      4.30      1.41      3.45     1.71    3.20        (1.36)         2.08    2.55
                                ---------------------------------------------------------------------------------------------------
      Total From Investment
       Operations                  9.11      1.21      4.57      1.65      3.75     2.00    3.52        (1.05)         2.43    2.90
                                ---------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)            (.24 )    (.28 )    (.25 )    (.30 )    (.25 )   (.26)   (.35)        (.25)         (.36)   (.36)
    Distributions (from net
     capital gains)               (1.24 )    (.76 )    (.23 )    (.40 )    (.66 )   (.91)   (.17)          --         (1.18)  (1.31)
                                ---------------------------------------------------------------------------------------------------
      Total Distributions         (1.48 )   (1.04 )    (.48 )    (.70 )    (.91 )  (1.17)   (.52)        (.25)        (1.54)  (1.67)
                                ---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year    $ 31.41   $ 23.78   $ 23.61   $ 19.52   $ 18.57   $15.73  $14.90       $11.90        $13.20  $12.31
                                ---------------------------------------------------------------------------------------------------
Total Return(3)                  +39.69%    +5.27%   +24.06%    +9.12%   +24.43%  +13.88% +30.48%       -8.08%(4)    +19.91% +26.79%
                                ---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)              $6,475.1  $4,905.2  $3,947.5  $2,416.5  $1,787.0  $802.9  $628.6       $496.3        $569.3  $539.1
                                ---------------------------------------------------------------------------------------------------
    Ratio of Gross Expenses to
     Average Net Assets(5)          .80%      .82%       --        --        --       --      --           --            --      --
                                ---------------------------------------------------------------------------------------------------
    Ratio of Net Expenses to
     Average Net Assets             .80%      .82%      .80%      .80%      .81%     .82%    .84%         .86%(6)       .84%    .84%
                                ---------------------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets                         .55%     1.37%     1.40%     1.36%     2.01%    1.90%   2.46%        2.89%(6)      2.59%   2.80%
                                ---------------------------------------------------------------------------------------------------
    Portfolio Turnover Rate(7)       --        --        --        --        27%      41%     59%          58%           52%     73%
                                ---------------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          International Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                                Period from
                                                                                                             June 15, 1994(10)
                                                                                 Year Ended August 31,         to August 31,
                                                                                1997      1996      1995           1994
                                                                               -----------------------------------------------
Net Asset Value, Beginning of Year                                             $11.91    $10.70    $10.46         $10.00
                                                                               -----------------------------------------------
Income From Investment Operations
    Net Investment Income                                                          --       .01       .06            .01
    Net Gains or Losses on Securities (both realized and unrealized)             2.94      1.24       .21            .45
                                                                               -----------------------------------------------
      Total From Investment Operations                                           2.94      1.25       .27            .46
                                                                               -----------------------------------------------
Less Distributions
    Dividends (from net investment income)                                       (.02)     (.04)     (.03)            --
                                                                               -----------------------------------------------
Net Asset Value, End of Year                                                   $14.83    $11.91    $10.70         $10.46
                                                                               -----------------------------------------------
Total Return(3)                                                                +24.71%   +11.73%    +2.60%         +4.60%(4)
                                                                               -----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                      $115.4    $ 57.0    $ 26.4         $  6.2
                                                                               -----------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(5)                             1.70%     1.70%       --             --
                                                                               -----------------------------------------------
    Ratio of Net Expenses to Average Net Assets(8)                               1.70%     1.70%     1.70%          1.70%(6)
                                                                               -----------------------------------------------
    Ratio of Net Investment Income (Loss) to Average Net Assets(8)               (.02%)     .24%      .73%           .57%(6)
                                                                               -----------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Manhattan Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                                       Year Ended
                                                                Year Ended August 31,                                 December 31,
                                     1997(2)   1996(2)   1995(2)   1994(2)   1993(2)      1992    1991   1990(11)     1989    1988
                                     ----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year   $11.94    $13.27    $11.28    $12.94    $11.59      $11.55  $ 9.46  $10.44      $ 9.04  $ 7.81
                                     ----------------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income (Loss)       (.03)     (.04)       --       .02       .02         .06     .13     .10         .18     .17
    Net Gains or Losses on
     Securities
     (both realized and unrealized)    4.26      (.33)     2.70       .40      3.06         .49    2.27   (1.08)       2.45    1.26
                                     ----------------------------------------------------------------------------------------------
      Total From Investment
       Operations                      4.23      (.37)     2.70       .42      3.08         .55    2.40    (.98)       2.63    1.43
                                     ----------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                             --        --      (.01)     (.02)     (.05)       (.11)   (.16)     --        (.18)   (.16)
    Distributions (from net capital
     gains)                           (1.66)     (.96)     (.70)    (2.06)    (1.68)       (.40)   (.15)     --       (1.05)   (.04)
                                     ----------------------------------------------------------------------------------------------
      Total Distributions             (1.66)     (.96)     (.71)    (2.08)    (1.73)       (.51)   (.31)     --       (1.23)   (.20)
                                     ----------------------------------------------------------------------------------------------
Net Asset Value, End of Year         $14.51    $11.94    $13.27    $11.28    $12.94      $11.59  $11.55  $ 9.46      $10.44  $ 9.04
                                     ----------------------------------------------------------------------------------------------
Total Return(3)                      +38.75%    -2.91%   +26.00%    +3.49%   +27.76%      +4.74% +26.17%  -9.39%(4)  +29.09% +18.31%
                                     ----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $570.4    $516.2    $612.0    $510.3    $537.6      $400.7  $429.0  $355.6      $404.7  $341.7
                                     ----------------------------------------------------------------------------------------------
    Ratio of Gross Expenses to
     Average
     Net Assets(5)                      .99%      .98%       --        --        --          --      --      --          --      --
                                     ----------------------------------------------------------------------------------------------
    Ratio of Net Expenses to
     Average
     Net Assets                         .98%      .98%      .98%      .96%     1.04%       1.07%   1.09%   1.14%(6)    1.12%   1.18%
                                     ----------------------------------------------------------------------------------------------
    Ratio of Net Investment Income
     (Loss)
     to Average Net Assets             (.20%)    (.27%)     .03%      .16%      .20%        .57%   1.28%   1.44%(6)    1.60%   1.55%
                                     ----------------------------------------------------------------------------------------------
    Portfolio Turnover Rate(7)           --        --        --        --        76%(6)      83%     78%     91%(6)      77%     70%
                                     ----------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Partners Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                    Period from
                                                                   July 1, 1993
                              Year Ended August 31,                to August 31,                 Year Ended June 30,
                           1997(2)   1996(2)   1995(2)   1994(2)      1993(2)        1993     1992    1991    1990    1989    1988
                           --------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year         $  23.88  $  23.72  $  21.32  $  22.46    $  20.98      $  18.96  $17.80  $18.11  $19.04  $16.84  $20.83
                           --------------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income       .19       .22       .17       .10         .02           .16     .23     .50     .83     .71     .55
    Net Gains or Losses
     on Securities (both
     realized and
     unrealized)              10.36      2.84      3.94      1.07        1.46          3.84    2.05     .27     .68    2.14   (1.05)
                           --------------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations             10.55      3.06      4.11      1.17        1.48          4.00    2.28     .77    1.51    2.85    (.50)
                           --------------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)        (.22)     (.20)     (.11)     (.11)         --          (.19)   (.34)   (.74)   (.76)   (.65)   (.70)
    Distributions (from
     net capital gains)       (2.61)    (2.70)    (1.60)    (2.20)         --         (1.79)   (.78)   (.34)  (1.68)     --   (2.79)
                           --------------------------------------------------------------------------------------------------------
      Total Distributions     (2.83)    (2.90)    (1.71)    (2.31)         --         (1.98)  (1.12)  (1.08)  (2.44)   (.65)  (3.49)
                           --------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                      $  31.60  $  23.88  $  23.72  $  21.32    $  22.46      $  20.98  $18.96  $17.80  $18.11  $19.04  $16.84
                           --------------------------------------------------------------------------------------------------------
Total Return(3)              +47.11%   +13.86%   +21.53%    +5.56%      +7.05%(4)    +21.78% +13.23%  +5.14%  +8.11% +17.59%  -2.73%
                           --------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of
     Year
     (in millions)         $3,103.7  $1,871.9  $1,564.0  $1,335.9    $1,185.1      $1,085.6  $852.9  $823.5  $793.8  $743.0  $718.8
                           --------------------------------------------------------------------------------------------------------
    Ratio of Gross
     Expenses to
     Average Net
     Assets(5)                  .81%      .84%       --        --          --            --      --      --      --      --      --
                           --------------------------------------------------------------------------------------------------------
    Ratio of Net Expenses
     to
     Average Net Assets         .81%      .84%      .83%      .81%        .84%(6)       .86%    .86%    .88%    .91%    .97%    .95%
                           --------------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment Income
     to Average Net
     Assets                     .72%      .93%      .83%      .48%        .59%(6)       .83%   1.23%   2.84%   4.53%   3.96%   3.28%
                           --------------------------------------------------------------------------------------------------------
    Portfolio Turnover
     Rate(7)                     --        --        --        --           6%           82%     97%    161%    136%    157%    210%
                           --------------------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Socially Responsive Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                           Period from
                                                                                                        March 16, 1994(10)
                                                                            Year Ended August 31,         to August 31,
                                                                           1997      1996      1995            1994
                                                                          ------------------------------------------------
Net Asset Value, Beginning of Year                                        $13.88    $11.84    $10.07          $10.00
                                                                          ------------------------------------------------
Income From Investment Operations
    Net Investment Income                                                    .03       .02       .03             .01
    Net Gains or Losses on Securities (both realized and unrealized)        4.33      2.35      1.76             .06
                                                                          ------------------------------------------------
      Total From Investment Operations                                      4.36      2.37      1.79             .07
                                                                          ------------------------------------------------
Less Distributions
    Dividends (from net investment income)                                  (.03)     (.02)     (.02)             --
    Distributions (from net capital gains)                                  (.42)     (.31)       --              --
                                                                          ------------------------------------------------
      Total Distributions                                                   (.45)     (.33)     (.02)             --
                                                                          ------------------------------------------------
Net Asset Value, End of Year                                              $17.79    $13.88    $11.84          $10.07
                                                                          ------------------------------------------------
Total Return(3)                                                           +31.96%   +20.19%   +17.82%          +0.70%(4)
                                                                          ------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                 $ 59.7    $ 32.9    $  8.2          $  2.3
                                                                          ------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(5)                        1.49%     1.50%       --              --
                                                                          ------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(8)                          1.48%     1.50%     1.51%           1.50%(6)
                                                                          ------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets(8)                  .23%      .19%      .36%            .50%(6)
                                                                          ------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS


1) Prior to January 1, 1995, the name of Neuberger&Berman Focus Fund was Neuberger&Berman Selected Sectors Fund.


2) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.


3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Neuberger&Berman INTERNATIONAL Fund and Neuberger&Berman SOCIALLY RESPONSIVE Fund, total return would have been lower if N&B Management had not reimbursed certain expenses. For Neuberger&Berman GENESIS Fund, total return would have been lower if N&B Management had not waived a portion of the management fee.


4) Not annualized.


5) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. For Neuberger&Berman GENESIS Fund, Neuberger&Berman INTERNATIONAL Fund, and Neuberger&Berman SOCIALLY RESPONSIVE Fund, these ratios reflect the reimbursement of certain expenses or the waiver of a portion of the management fee.


6) Annualized.


7) Each Fund (except Neuberger&Berman INTERNATIONAL Fund and Neuberger& Berman SOCIALLY RESPONSIVE Fund) transferred all of its investment securities into its corresponding Portfolio on August 2, 1993. After that date each Fund has invested only in its corresponding Portfolio, and that Portfolio, rather than the Fund, has engaged in securities transactions. Therefore, after that date no Fund has calculated a portfolio turnover rate or paid any brokerage commissions. The portfolio turnover rates for each Portfolio were as follows:



                                                                                            Period from
                                                                                          August 2, 1993
                                                             Year Ended August 31,         to August 31,
                                                          1997    1996    1995    1994         1993
---------------------------------------------------------------------------------------------------------
Neuberger&Berman FOCUS Portfolio                          63%     39%     36%     52%           4%

Neuberger&Berman GENESIS Portfolio                        18%     21%     37%     63%           3%

Neuberger&Berman GUARDIAN Portfolio                       50%     37%     26%     24%           3%

Neuberger&Berman MANHATTAN Portfolio                      89%     53%     44%     50%           3%

Neuberger&Berman PARTNERS Portfolio                       77%     96%     98%     75%           8%

      The portfolio turnover rates for Neuberger&Berman INTERNATIONAL Portfolio for the period June 15, 1994 (commencement of operations) to August 31, 1994 and the years ended August 31, 1995, 1996, and 1997 were 5%, 41%, 45%, and 37%, respectively. The portfolio turnover rates for Neuberger&Berman SOCIALLY RESPONSIVE Portfolio for the period March 14, 1994 (commencement of operations) to August 31, 1994 and the years ended August 31, 1995, 1996, and 1997 were 14%, 58%, 53%, and 51%, respectively.


      The average commission rates paid by each Portfolio were as follows:



                                                             Year Ended August 31,
                                                               1997         1996
------------------------------------------------------------------------------------
Neuberger&Berman FOCUS Portfolio                             $  0.0555    $  0.0578

Neuberger&Berman GENESIS Portfolio                           $  0.0565    $  0.0576

Neuberger&Berman GUARDIAN Portfolio                          $  0.0538    $  0.0580

Neuberger&Berman INTERNATIONAL Portfolio                     $  0.0161    $  0.0150

Neuberger&Berman MANHATTAN Portfolio                         $  0.0573    $  0.0373

Neuberger&Berman PARTNERS Portfolio                          $  0.0522    $  0.0494

Neuberger&Berman SOCIALLY RESPONSIVE Portfolio               $  0.0568    $  0.0587



8) After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income (loss) to average daily net assets would have been:



                                                                             Period from
                                                     Year Ended          September 27, 1988
                                                      July 31,               to July 31,
NEUBERGER&BERMAN GENESIS FUND                      1991        1990             1989
--------------------------------------------------------------------------------------------
Net Expenses                                       2.16%       2.40%                  3.79%
                                                 -------------------------------------------
Net Investment Income (Loss)                        .44%        .01%                 (1.28%)
                                                 -------------------------------------------



      Had Neuberger&Berman GENESIS Fund not reimbursed N&B Management, the annualized ratios of net expenses and net investment income to average daily net assets would have been:



                                                 Year Ended
                                                  July 31,
                                                    1992
------------------------------------------------------------
Net Expenses                                          1.65%
                                                       -----
Net Investment Income                                  .21%
                                                       -----

      Had N&B Management not waived a portion of the management fee borne directly by Neuberger&Berman GENESIS Portfolio, the annualized ratios of net expenses and net investment income (loss) to average daily net assets would have been:



                                                          Year Ended
                                                          August 31,
                                                  1997       1996       1995
-----------------------------------------------------------------------------
Net Expenses                                      1.26%      1.38%      1.38%
                                                 ----------------------------
Net Investment Loss                               (.18%)     (.28%)     (.19%)
                                                 ----------------------------



      After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action, the annualized ratios of net expenses and net investment income (loss) to average daily net assets would have been:



                                                                        Period from
                                                    Year Ended         June 15, 1994
                                                    August 31,         to August 31,
NEUBERGER&BERMAN INTERNATIONAL FUND               1996       1995           1994
-------------------------------------------------------------------------------------
Net Expenses                                      2.28%      2.31%             2.50%
                                                 ------------------------------------
Net Investment Income (Loss)                      (.34%)      .12%             (.23%)
                                                 ------------------------------------



                                                                        Period from
                                                    Year Ended         March 16, 1994
                                                    August 31,         to August 31,
NEUBERGER&BERMAN SOCIALLY RESPONSIVE FUND         1996       1995           1994
-------------------------------------------------------------------------------------
Net Expenses                                      1.69%      2.50%             2.50%
                                                 ------------------------------------
Net Investment Income (Loss)                       .00%      (.63%)            (.50%)
                                                 ------------------------------------



      Had Neuberger&Berman INTERNATIONAL Fund not repaid N&B Management for certain expenses previously reimbursed by N&B Management, the annualized ratios of net expenses and net investment income (loss) to average daily net assets would have been:



                                                 Year Ended
                                                 August 31,
                                                    1997
------------------------------------------------------------
Net Expenses                                          1.69%
                                                       -----
Net Investment Loss                                   (.01%)
                                                       -----

      Had Neuberger&Berman SOCIALLY RESPONSIVE Fund not repaid N&B Management for certain expenses previously reimbursed by N&B Management, the annualized ratios of net expenses and net investment income to average daily net assets would have been:



                                                 Year Ended
                                                 August 31,
                                                    1997
------------------------------------------------------------
Net Expenses                                          1.20%
                                                       -----
Net Investment Income                                  .51%
                                                       -----



 9) Adjusted for a 200% stock dividend effective January 20, 1993.


10) The date investment operations commenced.


11) For the eight-month period ended August 31, 1990.

INVESTMENT PROGRAMS

   The investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 55.

   Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of the corresponding Managers Trust without shareholder approval.
   The investment objectives of the Funds and Portfolios are not fundamental. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.
   Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAI.

          Neuberger&Berman Focus Portfolio

----------------------------------------------------------------------

   The  investment   objective   of   Neuberger&Berman   FOCUS   Portfolio   and
Neuberger&Berman FOCUS Fund is to seek long-term capital appreciation.
   Neuberger&Berman   FOCUS  Portfolio  invests  principally  in  common  stocks selected from the following 13 multi-industry sectors of the economy:

/ / Autos & Housing             / / Health Care            / / Technology
/ / Consumer Goods & Services   / / Heavy Industry         / / Transportation
/ / Defense & Aerospace         / / Machinery & Equipment  / / Utilities
/ / Energy                      / / Media & Entertainment
/ / Financial Services          / / Retailing

   To maximize potential return, the Portfolio normally makes at least 90% of its investments in not more than six sectors it identifies as undervalued. Where a particular industry may fall within more than one sector, N&B Management uses its judgment and experience to determine the placement of that industry within a sector. The Portfolio uses the value-oriented investment approach to identify stocks believed to be undervalued, including stocks that are temporarily out of favor in the market. The Portfolio then focuses its investments in the sectors in which the undervalued stocks are clustered. These sectors are believed to offer the greatest potential for capital growth. This investment approach is different from that of most other mutual funds that emphasize sector investment. Those funds either invest in only a single economic sector or choose a number of sectors by analyzing general economic trends. Further information on the
Portfolio's securities holdings and their allocation by sector as of the end of the Fund's most recent fiscal year is included in the Fund's annual report to shareholders, which is available at no cost upon request. The sectors are more fully described in the SAI.

   The Portfolio may be affected more by any single economic, political, or regulatory development than a more diversified mutual fund. The risk of decline in the Portfolio's asset value due to an adverse development may be partially offset by the value-oriented investment approach. To further reduce this risk, the Portfolio may not purchase any security if, as a result, (1) more than 50% of its total assets would be invested in any one sector, or (2) 25% or more of its total assets would be invested in the securities of companies having their principal business activities in any one industry (this policy is fundamental).


          Neuberger&Berman Genesis Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman GENESIS Portfolio and Neuberger&Berman GENESIS Fund is to seek capital appreciation.
   Neuberger&Berman GENESIS Portfolio invests primarily in common stocks of companies with small market capitalizations ("small-cap companies"). Market capitalization means the total market value of a company's outstanding common stock. The Portfolio regards companies with market capitalizations of up to $1.5 billion at the time of the Portfolio's investment as small-cap companies. Companies whose market capitalizations exceed $1.5 billion after purchase continue to be considered small-cap companies for purposes of the Portfolio's investment policies. There is no necessary correlation between market capitalization and the financial attributes -- such as levels of assets, revenues or income -- commonly used to measure the size of a company.

   Studies indicate that the market values of small-cap company stocks, such as those included in the Russell 2000 Index and the Wilshire 1750 Index or quoted on Nasdaq, are out-of-sync with larger capitalization stocks. Over the last 30 years, small-cap company stocks have outperformed larger capitalization stocks about two-thirds of the time, even though small-cap stocks have usually declined more than larger capitalization stocks in declining markets. There can be no assurance that this pattern will continue.


   The Portfolio tries to enhance the potential for appreciation and limit the risk of decline in the value of its securities by employing the value-oriented investment approach. The Portfolio seeks securities that appear to be underpriced and are issued by companies with proven management, sound finances, and strong potential for market growth. To reduce risk, the Portfolio diversifies its holdings among many companies and industries. The Portfolio focuses on the fundamentals of each small-cap company, instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks. Those funds often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the Portfolio's securities are generally selected with the belief that they are currently undervalued, based on EXISTING conditions.

   For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 27.


          Neuberger&Berman Guardian Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman GUARDIAN Portfolio and Neuberger&Berman GUARDIAN Fund is to seek capital appreciation and, secondarily, current income.
   Neuberger&Berman GUARDIAN Portfolio invests primarily in common stocks of long-established, high-quality companies. The Portfolio uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid managements, and consistent earnings.

   The Fund has paid its shareholders an income dividend every quarter and a capital gain distribution every year since its inception in 1950. Of course, this past record does not necessarily predict the Fund's future practices.


          Neuberger&Berman International Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman INTERNATIONAL Portfolio and Neuberger&Berman INTERNATIONAL Fund is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include non-U.S. governments, their agencies, and instrumentalities.

   Neuberger&Berman INTERNATIONAL Portfolio invests primarily in equity securities of medium- to large-capitalization companies traded on foreign exchanges. A company's capitalization is determined in relation to the principal market in which its securities are traded. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the Portfolio's assets among investments in economically mature countries and emerging industrialized countries. The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries that appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. At least 65% of the Portfolio's total assets normally are invested in equity securities of foreign issuers. The Portfolio may invest more heavily in certain countries than in others. From time to time, the Portfolio may invest a significant portion of its assets in Japan.

   The Portfolio may invest in foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) or other similar securities representing an interest in securities of foreign issuers.
   Because the Portfolio invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries. Most of the securities held by the Portfolio are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values.

   The Portfolio may use techniques such as options, futures, forward foreign currency exchange contracts ("forward contracts"), swaps, and short selling for hedging purposes and in an attempt to realize income. The Portfolio may use leverage to facilitate transactions it enters into for hedging purposes. The use of these strategies may entail special risks.


   For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 27 and "Description of Investments" on page 55.


          Neuberger&Berman Manhattan Portfolio

----------------------------------------------------------------------


   The  investment  objective  of   Neuberger&Berman  MANHATTAN  Portfolio   and
Neuberger&Berman MANHATTAN Fund is to seek capital appreciation without regard to income.


   Neuberger&Berman MANHATTAN Portfolio can invest in securities of small-, medium-, and large-capitalization companies believed by N&B Management to have the maximum potential for long-term capital appreciation. The portfolio managers currently intend to focus primarily on the securities of medium-capitalization companies ("mid-cap companies"). The portfolio managers do not seek to invest in securities that pay dividends or interest, and any such income is incidental.


   The Portfolio uses a growth-oriented investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Portfolio may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased by other Portfolios. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Portfolio also diversifies its investments among companies and industries.

   The Portfolio's growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Portfolio does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.


   For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 27.


          Neuberger&Berman Partners Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman PARTNERS Portfolio and Neuberger&Berman PARTNERS Fund is to seek capital growth.
   Neuberger&Berman PARTNERS Portfolio invests principally in common stocks of medium- to large-capitalization established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. N&B
Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.
   The Portfolio considers additional factors when selecting securities, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.

   For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 27.


          Neuberger&Berman Socially Responsive Portfolio

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman SOCIALLY RESPONSIVE Portfolio and Neuberger&Berman SOCIALLY RESPONSIVE Fund is to seek long-term capital appreciation by investing primarily in securities of companies that meet both financial criteria and the Social Policy.
   In seeking capital appreciation, the Portfolio generally follows a value-oriented investment approach to the selection of individual securities. Prospective investments are first subjected to detailed financial analysis and are not studied further unless N&B Management believes that they are currently undervalued relative to the issuer's assets and potential earning power.
   The Portfolio expects to be nearly fully invested at all times, primarily in common stock. It may also invest in convertible securities and preferred stock and in foreign securities and ADRs of foreign companies that meet the Social Policy. On occasion, deposits with community banks and credit unions may be considered for investment. Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with the Social Policy, and at least 65% of its total assets are invested in equity securities. The Portfolio expects that substantially all of its equity securities will be selected in accordance with the Social Policy.


   The Portfolio may also engage in portfolio management techniques that are not subject to the Social Policy, such as lending securities and purchasing and selling put and call options on securities and currencies, futures contracts, options on futures contracts, and forward contracts.


    SOCIAL POLICY. Companies deemed acceptable from a financial standpoint are evaluated by N&B Management using a database that Neuberger&Berman has designed to develop and monitor information on companies in various categories of social criteria. N&B Management seeks to invest in issuers that show leadership in the following major areas of social impact: environment, and workplace diversity and employment. N&B Management also evaluates investments based on companies' records in other areas of concern: public health, type of products, and corporate citizenship.
   The Portfolio's social orientation is predicated in part on the belief that good corporate citizenship is good business; that is, good policies with respect to such social criteria as employment and environmental practices may often have a positive impact on the company's "bottom line." N&B Management recognizes, however, that many social criteria represent goals rather than achievements and that goals are often difficult to quantify. In each area, N&B Management seeks to elicit and understand management's vision of the company's social role and, in making investment decisions, gives weight to enlightened, progressive policies. The information used by N&B Management in evaluating prospective investments for conformity with the Social Policy is obtained primarily from services that specialize in reporting information from issuers or from agencies that oversee issuers' activities or compliance with laws and regulations. Additionally, the information may come from public interest groups and from N&B Management's discussions with company representatives. N&B Management attempts to assess the objectivity of all information that it receives. However, decisions made by N&B Management inevitably involve some level of subjective judgment.
   The Portfolio seeks to invest in companies that show leadership in addressing environmental problems effectively and in promoting progressive workplace policies, especially as they affect women and minorities. N&B Management seeks to identify companies committed to improving their environmental performance by examining their policies and programs in such areas as energy conservation, pollution reduction and control, waste management, recycling, and careful stewardship of natural resources. In a similar manner, N&B Management seeks to identify companies whose policies and practices recognize the importance of human resources to corporate productivity and the centrality of the work experience to the quality of life of all employees. The Portfolio seeks to invest in companies that demonstrate leadership in such areas as providing and promoting equal opportunity, investing in the training and re-training of workers, promoting a safe working environment, providing family-oriented flexible benefits, and involving workers in job and workflow engineering.

   In making investment decisions, N&B Management takes into account a company's record as a member of the various communities of which it is a part and its commitment to product quality and value. Currently, the Social Policy screens out any company that derives more than 5% of its total annual revenue from (i) manufacturing and selling alcohol and/or tobacco, (ii) sales in or services related to gambling, or (iii) the manufacturing of weapons systems. Additionally, the Portfolio does not invest in any company that derives its total annual revenue primarily from non-consumer sales to the military or that owns or operates one or more nuclear power facilities or is a major supplier of nuclear power services.

   Not every issuer selected by N&B Management will demonstrate leadership in each category of the Social Policy. The social records of most companies are written in shades of gray. For example, a company may have a progressive record in employee relations and community affairs but a poor one on product marketing issues. Another company may have a mixed record within a single area. Finally, it is often difficult to distinguish between substantive commitment and public relations. This principle works both ways: there are many companies with excellent records on social issues that maintain a low profile for one reason or another. Taking these factors into consideration, N&B Management emphasizes the overall approach that companies take toward the areas of social impact and pays particular attention to progress achieved toward the goals of the Social Policy.
   If securities held by the Portfolio no longer satisfy the Social Policy, the Portfolio will seek to dispose of the securities as soon as reasonably practicable, which may cause the Portfolio to sell the securities at a time not desirable from a purely financial standpoint.


          Special Considerations of Small-
          and Mid-Cap Company Stocks


----------------------------------------------------------------------


   Investments in small- and mid-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies ("large-cap companies"). However, small- and mid-cap company stocks may have higher risk and volatility. These stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by a Portfolio would be reflected in the corresponding Fund's net asset value. Small- and mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.

          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------


   Although none of the Portfolios purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. See "Notes to Financial Highlights" for more information about the portfolio turnover rate of each Portfolio. It is anticipated that the annual turnover rate of Neuberger&Berman MANHATTAN Portfolio and of Neuberger&Berman PARTNERS Portfolio may exceed 100% in some fiscal years. Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by the corresponding Fund) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 44 and the SAI.


          Borrowings

----------------------------------------------------------------------

   Each Portfolio, except Neuberger&Berman INTERNATIONAL Portfolio, has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). None of these Portfolios expects to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, none of these Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.
   Neuberger&Berman INTERNATIONAL Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

   Neuberger&Berman INTERNATIONAL Portfolio may borrow money from banks to facilitate transactions that it enters into for hedging purposes, which is a form of leverage. This leverage may amplify the gains and losses on the Portfolio's investments and changes in the net asset value of its corresponding Fund's shares. Leverage also creates interest expenses; if those expenses exceed the return on the transactions that the borrowings facilitate, the Portfolio will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Portfolio may pledge assets in connection with permitted borrowings.

          Other Investments

----------------------------------------------------------------------

   For temporary defensive purposes, each Portfolio (except Neuberger&Berman SOCIALLY RESPONSIVE Portfolio and Neuberger&Berman INTERNATIONAL Portfolio) may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.
   Any part of Neuberger&Berman SOCIALLY RESPONSIVE Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when N&B Management believes that significant adverse market, economic,  political,  or other  circumstances  require prompt  action  to avoid losses. In addition, the feeder funds that invest in Neuberger&Berman SOCIALLY RESPONSIVE Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Neuberger&Berman SOCIALLY RESPONSIVE Fund shares, or shares of another fund which invests in the Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments for Neuberger&Berman SOCIALLY RESPONSIVE Portfolio are selected with a concern for the social impact of each investment.
   For temporary defensive purposes, Neuberger&Berman INTERNATIONAL Portfolio may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. Neuberger&Berman INTERNATIONAL Portfolio may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

PERFORMANCE INFORMATION
   The performance of the Funds is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.

   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


   The following table shows the average annual total returns of each Fund for the 1-year, 5-year, 10-year and since inception periods ended August 31, 1997. The table also shows a comparison with the S&P "500" Index for each Fund except Neuberger&Berman GENESIS Fund, which is compared with the Russell 2000-Registered Trademark- Index, Neuberger&Berman INTERNATIONAL Fund, which is compared with the EAFE-Registered Trademark- Index and Neuberger&Berman MANHATTAN Fund, which is compared with the Russell Midcap Growth Index. The S&P "500" Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. The Russell 2000 is an unmanaged index of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000-Registered Trademark- Index, representing about 10% of the Russell 3000's total market capitalization. The EAFE-Registered Trademark- Index is the Morgan Stanley Capital International Europe, Australasia, Far East Index, an unmanaged index of non-U.S. equity market performance. The Russell Midcap Growth-TM- Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap-TM-Index measures the performance of the 800 smallest companies in the Russell 1000-Registered Trademark- Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index (which in turn consists of the 1,000 largest U.S. companies based on market capitalization). Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Further information regarding the Funds' performance is presented in their annual report to shareholders, which is available without charge by calling 800-877-9700.

                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS

                             ENDED AUGUST 31, 1997



NEUBERGER&BERMAN                                                10       SINCE    INCEPTION
EQUITY FUNDS                              1 YEAR    5 YEARS    YEARS    INCEPTION    DATE
--------------------------------------------------------------------------------------------
FOCUS FUND                                +43.92%   +21.91%   +14.38%   +12.43%    10/19/55
GUARDIAN FUND                             +39.69    +19.89    +14.44    +13.43       6/1/50
PARTNERS FUND                             +47.11    +22.46    +14.33    +18.67      1/20/75*
SOCIALLY RESPONSIVE FUND                  +31.96       N/A       N/A    +20.03      3/16/94
S&P "500" INDEX                           +40.73    +19.78    +13.85       N/A          N/A
MANHATTAN FUND                            +38.75    +17.55    +11.48    +17.50       3/1/79*
RUSSELL MIDCAP GROWTH INDEX               +31.23    +18.56    +13.18       N/A          N/A
GENESIS FUND                              +44.32    +22.22       N/A    +16.69      9/27/88
RUSSELL 2000 INDEX                        +28.96    +19.36       N/A    +14.57**        N/A
INTERNATIONAL FUND                        +24.71       N/A       N/A    +13.33      6/15/94
EAFE-REGISTERED TRADEMARK- INDEX           +9.36       N/A       N/A     +6.82**        N/A



 *THE DATES WHEN N&B MANAGEMENT BECAME INVESTMENT ADVISER TO THESE FUNDS.


**FROM INCEPTION DATE OF THE FUND LISTED IMMEDIATELY ABOVE.



   Prior to November 1991, the investment policies of Neuberger&Berman FOCUS Fund required that a substantial percentage of its assets be invested in the energy field; accordingly, performance results prior to that time do not necessarily reflect the level of performance that might have been achieved had the Fund's current policies been in effect during that period. Neuberger&Berman MANHATTAN Portfolio has the ability to invest in the stocks of small-, medium- and large-capitalization companies. Prior to July 1997, Neuberger&Berman MANHATTAN Portfolio invested in the stocks of companies from each of these capitalization levels. In July 1997, Neuberger&Berman MANHATTAN Portfolio changed its focus to the stocks of medium-capitalization companies. Therefore, performance results for Neuberger&Berman MANHATTAN Fund prior to July 1997 may be more appropriately compared to the S&P "500" Index. Had N&B Management not reimbursed certain expenses or waived certain fees, the total returns of Neuberger&Berman INTERNATIONAL Fund, Neuberger&Berman SOCIALLY RESPONSIVE Fund, and Neuberger&Berman GENESIS Fund would have been lower.


   The following table lets you take a closer look at how each Fund (except Neuberger&Berman SOCIALLY RESPONSIVE Fund and Neuberger&Berman INTERNATIONAL
Fund) performed year by year, in terms of an annual per share total return for each of the last ten calendar years (ending December 31). Please note that the previous chart reflects information for periods ended on the Funds' last fiscal year-end (that is, as of August 31, 1997).

               TOTAL RETURNS FOR CALENDAR YEARS ENDED DECEMBER 31



NEUBERGER&BERMAN
EQUITY FUNDS                     1987    1988    1989    1990    1991    1992    1993    1994    1995    1996
--------------------------------------------------------------------------------------------------------------
FOCUS FUND                       +0.6 % +16.5 % +29.8 %  -5.9 % +24.7 % +21.1 % +16.3 %  +0.9 % +36.2 % +16.2 %
GUARDIAN FUND                    -1.0   +28.0   +21.5    -4.7   +34.3   +19.0   +14.5    +0.6   +32.1   +17.9
MANHATTAN FUND                   +0.4   +18.3   +29.1    -8.1   +30.9   +17.8   +10.0    -3.6   +31.0    +9.9
PARTNERS FUND                    +4.3   +15.5   +22.8    -5.1   +22.4   +17.5   +16.5    -1.9   +35.2   +26.5
SOCIALLY RESPONSIVE FUND          N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A   +38.9   +18.5
S&P "500" INDEX                  +5.2   +16.5   +31.6    -3.1   +30.3    +7.6   +10.0    +1.4   +37.5   +22.9
GENESIS FUND                      N/A     N/A   +17.3   -16.2   +41.6   +15.6   +13.9    -1.8   +27.3   +29.9
RUSSELL 2000 INDEX                N/A     N/A   +16.3   -19.5   +46.0   +18.4   +18.9    -1.8   +28.5   +16.5
INTERNATIONAL FUND                N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A    +7.9   +23.7
EAFE-REGISTERED TRADEMARK-
 INDEX                            N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A   +11.6    +6.4


    TOTAL RETURN INFORMATION. You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700.

HOW TO BUY SHARES

   You can buy shares of any Fund directly by mail, wire, or telephone or through an exchange of shares of another Neuberger&Berman Fund (see "Funds Eligible for Exchange"). Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your purchase order is received and accepted. Prices for shares of all Funds are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time.

   Minimum investment requirements are shown below. In addition, you can invest as little as $100 each month under an automatic investing plan (see "Automatic Investing and Dollar Cost Averaging").

   N&B Management, in its discretion, may accept or reject purchase orders or waive the minimum investment requirements.


          By Mail

----------------------------------------------------------------------


   Send your check payable to "Neuberger&Berman Funds" by mail to:

   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171


   Be sure to specify the name of the Fund whose shares you want to buy. If this is your FIRST PURCHASE of shares of a Fund, please complete and sign an application for a new Fund account and send it along with a check for a minimum of $1,000. For each ADDITIONAL PURCHASE, please send at least $100 for shares of any Fund. YOUR CHECK TO OPEN A NEW ACCOUNT MUST BE MADE PAYABLE ON ITS FACE TO "NEUBERGER& BERMAN FUNDS." GENERALLY, CHECKS ARE NOT ACCEPTED UNLESS MADE PAYABLE TO "NEUBERGER&BERMAN FUNDS." N&B MANAGEMENT RESERVES THE RIGHT TO ACCEPT CERTAIN CHECKS FOR SUBSEQUENT INVESTMENTS MADE PAYABLE TO THE REGISTERED OWNER(S) OF THOSE ACCOUNTS.


          By Wire

----------------------------------------------------------------------

   Call 800-877-9700 for instructions on how to wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Fund whose shares you want to buy, and your account number. The minimum for a FIRST PURCHASE and for each ADDITIONAL PURCHASE of shares of any Fund by wire is $1,000.

          By Telephone

----------------------------------------------------------------------

   Call 800-877-9700 to buy shares of any Fund. The minimum for a FIRST PURCHASE and for each ADDITIONAL PURCHASE of shares of any Fund by telephone is $1,000. Your order may be canceled if your payment is not received by the third business day after your order is placed. In that case you could be liable for any resulting losses or fees a Fund or its agents have incurred. To recover those losses or fees, a Fund has the right to bill you or to redeem shares from your account. To meet the three-day deadline, you can wire payment, send a check through overnight mail, or call 800-877-9700 for information on how to make an electronic transfer through your bank. Please refer to "Additional Information on Telephone Transactions."

          By Exchanging Shares

----------------------------------------------------------------------

   Call 800-877-9700 for instructions on how to invest by exchanging shares of another Neuberger&Berman Fund for shares of a Fund. To buy Fund shares through an exchange, both fund accounts must be registered in the same name, address, and taxpayer ID number. The minimum for a FIRST PURCHASE and for each ADDITIONAL PURCHASE of shares of any Fund by an exchange is $1,000 worth of shares of the other fund. For more details, see "Shareholder Services -- Exchange Privilege" and "Funds Eligible for Exchange."

          Other Information

----------------------------------------------------------------------


   / / You must pay for your  shares in U.S. dollars by  check (drawn on a  U.S.
       bank), by bank or federal funds wire transfer, or by electronic bank transfer; cash cannot be accepted.

   / / Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege. See "Shareholder Services -- Exchange Privilege."
   / / If you pay by check and your check does not clear, or if you order shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees a Fund or its agents have incurred. To recover those losses or fees, a Fund has the right to bill you or to redeem shares from your account.
   / / When you sign your application for a new Fund account, you are certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

   / / You can also buy shares of the Funds indirectly through certain stockbrokers, banks, and other financial institutions, some of which may charge you a fee. These institutions may have additional requirements to buy shares. Some of these institutions (or their designees) may be authorized to accept purchase orders on behalf of the Funds. A Fund will be deemed to have received your purchase order when an authorized institution (or its designee) accepts the order. Your order will receive the next price calculated after the order has been accepted by the authorized institution (or its designee). You should consult your institution to determine the time by which it must receive your order for you to purchase Fund shares at that day's price.

   / / The Funds will not issue a certificate for your shares unless you write to State Street and request one. Most shareholders do not want a certificate because you must present the certificate to sell or exchange the shares it represents. This means that you would be able to sell or exchange those shares only by mail, and not by telephone or fax. If you lose your certificate, you will have to pay the expense of replacing it.

HOW TO SELL SHARES
   You can sell (redeem) all or some of your shares at any time by mail, fax, or telephone. HOWEVER, IF YOU HAVE A CERTIFICATE FOR YOUR SHARES (INCLUDING SHARES OF A FUND'S PREDECESSOR), YOU CAN REDEEM THOSE SHARES ONLY BY SENDING THE CERTIFICATE BY MAIL. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds; see "Shareholder Services -- Exchange Privilege" for details.
   TO SELL SHARES HELD IN A RETIREMENT ACCOUNT OR BY A TRUST, ESTATE, GUARDIAN, OR BUSINESS ORGANIZATION, PLEASE CALL 800-877-9700 FOR INSTRUCTIONS.

   Shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares of all Funds are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time.

   Unless otherwise instructed, the Fund will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Fund application a bank account to which, at your request, State Street will transfer your sales proceeds electronically (at no charge to you) or will wire your sales proceeds. State Street currently charges a fee of $8.00 for each wire. However, if you have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value, you will not be charged for wire redemptions; your $8.00 fee will be paid by N&B Management.

   If you purchased shares indirectly through certain stockbrokers, banks, or other financial institutions, you may sell those shares only through those organizations, some of which may charge you a fee. These institutions may have additional requirements to sell shares. Some of these institutions (or their designees) may be authorized to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received your redemption order when an authorized institution (or its designee) accepts the order. Your order will receive the next price calculated after the order has been accepted by the authorized institution (or its designee). You should consult your institution to determine the time by which it must receive your order for you to sell Fund shares at that day's price.


          By Mail or Facsimile Transmission (Fax)

----------------------------------------------------------------------

   Write a redemption request letter with your name and account number, the Fund's name, and the dollar amount or number of shares of the Fund you want to sell, together with any other instructions, and send it by mail to:
   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403
or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171
or by fax, to redeem up to $50,000 worth of shares, to 212-476-8848. Be sure to have all owners sign the request exactly as their names appear on the account and include the certificate for your shares if you have one. If shares are issued in certificate form, they are not eligible to be redeemed by fax. If you have changed the record address by telephone or fax, shares may not be redeemed by fax for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax.
   To protect you and the Fund against fraud, your signature on a redemption request must have a SIGNATURE GUARANTEE if (1) you want to sell more than $50,000 worth of shares, (2) you want the redemption check to be made out to someone other than the record owner, (3) you want the check to be mailed somewhere other than the record address, or (4) you want the proceeds to be wired or transferred electronically to a bank account not named in your application or in your prior written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stockbrokers and dealers, credit unions, and other financial institutions, but not from a notary public. A redemption request that requires a signature guarantee should be sent by mail.
   For a redemption request sent by FAX, limited to not more than $50,000, the redemption check may be made out only to the record owner and mailed to the record address or the proceeds wired or transferred electronically to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.

   Please call 800-877-9700 for more information about the signature guarantee requirement.


          By Telephone

----------------------------------------------------------------------

   To sell shares worth at least $500, call 800-877-9700, giving your name and account number, the name of the Fund, and the dollar amount or number of shares you want to sell.

   You can sell shares by telephone unless (1) you have declined this service either in your application or later by writing or by submitting an appropriate form to N&B Management or State Street, (2) you have a certificate for such shares, or (3) you want to sell shares from a retirement account. In addition, if you have changed the record address by telephone or fax, shares may not be redeemed by telephone for 15 days after receipt of the address change.

   Please refer to "Additional Information on Telephone Transactions."

          Other Information

----------------------------------------------------------------------


   / / Usually, redemption proceeds will be mailed on the next business day following the receipt of a proper redemption request, but in any case within three business days of such receipt (under unusual circumstances the Funds may take longer, as permitted by law). You may also call 800-877-9700 for information on how to receive electronic transfers through your bank.


   / / Each Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or by wire transfer.


   / / Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.


   / / If, because you sold shares, your account balance with any Fund falls below $1,000, the Fund has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Fund may redeem your remaining shares at their price on the date of redemption and will send the redemption proceeds to you.


   / / No interest will accrue on amounts represented by uncashed redemption checks.

ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS

   A Fund at any time can limit the number of its shares you can buy by telephone or can stop accepting telephone orders. You can sell or exchange shares by telephone, unless (1) you have declined these services in your application or by written notice to N&B Management or State Street, or (2) you have a certificate for such shares. Each Fund or its agent follows reasonable procedures -- requiring you to provide a form of personal identification when you telephone, recording your telephone call, and sending you a written confirmation of each telephone transaction -- designed to confirm that telephone instructions are genuine. However, no Fund or its agent is responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund or its agent reasonably believed that the instructions were genuine.

   If you are unable to reach N&B Management by telephone (which might be the case, for example, during periods of unusual market activity), consider sending your transaction instructions by fax, overnight courier, or U.S. Express Mail.
   You can buy, sell or exchange shares using an automated telephone service that is available 24 hours a day, every day, to investors using a touch-tone phone. Further information regarding this service, including use of a Personal Identification Number (PIN) and a menu of features, is available from N&B Management by calling 800-877-9700.

SHAREHOLDER SERVICES
   Several services are available to assist you in making and managing your investment in the Funds.

          Automatic Investing and Dollar Cost Averaging

----------------------------------------------------------------------

   If you want to invest regularly, you may participate in a plan that lets you automatically buy a minimum of $100 worth of shares in any Fund each month using dollar cost averaging. Under this plan, you buy a fixed dollar amount of shares in any of the Funds at pre-set intervals. You may pay for the shares by automatic transfers from your account in any Neuberger&Berman money market fund or by pre-authorized checks or electronic transfers drawn on your bank account. You buy more shares when a Fund's share price is relatively low and fewer shares when a Fund's share price is relatively high. Thus, under this plan your average cost of shares would generally be lower than if you bought a fixed number of shares at the same intervals. To benefit from dollar cost averaging, you should be financially prepared to continue your participation for a long enough period to include times when Fund share prices are lower. Of course, the plan does not guarantee a profit and will not protect you against losses in a declining market. For further information, call 800-877-9700.

          Exchange Privilege

----------------------------------------------------------------------

   To exchange your shares in a Fund for shares in another Neuberger&Berman Fund, call 800-877-9700 between 8 a.m. and 4 p.m., Eastern time, on any Monday through Friday (unless the NYSE is closed). See "Funds Eligible for Exchange." You may also effect an exchange by sending a letter to Neuberger&Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180,
Attention: [Name of Fund], or by submitting the letter by fax to 212-476-8848, giving your name and account number, the name of the Fund, the dollar amount or number of shares you want to sell, and the name of the Neuberger&Berman Fund whose shares you want to buy. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax. If you have a certificate for your shares, you can exchange them only by mailing the certificate with your letter requesting the exchange. You can use the telephone exchange privilege unless (1) you have declined it in your application or by later writing to N&B Management or State Street, or (2) you have a certificate for such shares. An exchange must be for at least $1,000 worth of shares, and, if the exchange is your FIRST PURCHASE in another Neuberger&Berman Fund, it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at the next price calculated on a day the NYSE is open, after your exchange order is received and accepted.

   Please note the following about the exchange privilege:
   / / You can  exchange shares  ONLY between  accounts registered  in the  same name, address, and taxpayer ID number.
   / / An exchange order cannot be modified or canceled.
   / / You  can exchange only into a fund  whose shares are eligible for sale in your state under applicable state securities laws.
   / / An exchange may have tax consequences for you.
   / / Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse any exchange orders
       (1) if they appear to the Fund to be market-timing transactions involving significant portions of the Fund's assets or (2) from any shareholder account if the shareholder previously has been notified by the Fund that the shareholder's use of the exchange privilege was considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number, will be considered one account for this purpose.
   / / Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give you advance notice whenever it can reasonably do so.
   Please refer to "Additional Information on Telephone Transactions."

          Systematic Withdrawal Plans

----------------------------------------------------------------------

   If you own shares of a Fund worth at least $5,000, you can open a Systematic Withdrawal Plan. Under such a plan, you arrange to withdraw a specific amount (at least $50) on a monthly, quarterly, semi-annual, or annual basis, or you can have your account completely paid out over a specified period of time. You can also arrange for periodic cash withdrawals from your Fund account to pay fees to your financial planner or investment adviser. Because the price of shares of each Fund fluctuates, you may incur capital gains or losses when you redeem shares of the Funds through a Systematic Withdrawal Plan or by other methods. Call 800-877-9700 for more information.

          Retirement Plans

----------------------------------------------------------------------


   Retirement plans permit you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of so-called "Roth IRAs," available to certain taxpayers beginning in 1998, contributions are not tax deductible but distributions from the plan may be tax-free. Please call 800-877-9700 for information on a variety of retirement plans offered by N&B Management, including individual retirement accounts, simplified employee pension plans, self-employed individual retirement plans (so-called "Keogh Plans"), corporate profit-sharing and money purchase pension plans, section 401(k) plans, section 403(b)(7) accounts, and savings incentive match plans for employees (SIMPLE Retirement Plans) -- IRA version only. The assets of these plans may be invested in any of the Funds.


          Electronic Bank Transfers

----------------------------------------------------------------------

   You may designate, either in your application or later by writing or by submitting an appropriate form to State Street, a bank account through which State Street will electronically transfer monies to you or from you at pre-set intervals (such as under a Systematic Withdrawal Plan or automatic investing plan or for payment of cash distributions) or upon your request. Please include a voided check with your application. This service is not available for retirement accounts.
   State Street does not charge a fee for this service; however, you should contact your bank to ensure that it is able to process electronic transfers. Please call 800-877-9700 for more information. If you wish to terminate this service, you must call at least 10 calendar days before the next scheduled electronic transfer.

          Internet Access

----------------------------------------------------------------------


   N&B Management now maintains an Internet site on the World Wide Web at HTTP://WWW.NBFUNDS.COM. You can access fund prices, informative articles and interactive worksheets to assist you in financial planning, and the prospectuses of certain other Neuberger&Berman Funds.

SHARE PRICES AND NET ASSET VALUE
   Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

   Each Portfolio (except Neuberger&Berman INTERNATIONAL Portfolio) values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. These Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Equity Managers Trust believe accurately reflects fair value.


   Neuberger&Berman INTERNATIONAL Portfolio values equity securities at the last sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Portfolio values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Global Managers Trust believe accurately reflects fair value.

   Neuberger&Berman INTERNATIONAL Portfolio's portfolio securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result, the NAV of Neuberger&Berman INTERNATIONAL Fund may be significantly affected on days when shareholders have no access to that Fund.

   If N&B Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the corresponding Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES


   Each Fund distributes, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions, and any net gains from foreign currency transactions earned or realized by its corresponding Portfolio. In addition, Neuberger&Berman GUARDIAN Fund distributes substantially all of its share of Neuberger&Berman GUARDIAN Portfolio's net investment income, if any, near the end of each other calendar quarter.


          Distribution Options

----------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless you elect to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable. For RETIREMENT ACCOUNTS, all distributions are automatically reinvested in shares; when you are at least 59 1/2 years old, you can elect to receive distributions in cash without incurring a premature distribution penalty tax.


    DIVIDENDS IN CASH. You may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, by checking that election box on your Fund application.



    ALL DISTRIBUTIONS IN CASH. You may elect to receive all dividends and other distributions in cash, by checking that election box on your Fund application.


   Checks for cash dividends and other distributions usually will be mailed no later than seven days after the payable date. However, if you purchased your shares with a check, distributions on those shares may not be paid in cash until the Fund is reasonably satisfied that your check has cleared, which may take up to 15 days after the purchase date. No interest will accrue on amounts represented by uncashed dividend or other distribution checks. Cash dividends and other distributions also may be paid through an electronic transfer to a bank account designated in your Fund application. Call 800-877-9700 for more information. You can change any distribution election by writing to State Street, the Funds' shareholder servicing agent.


          Taxes

----------------------------------------------------------------------


   Your investment has certain tax consequences, depending on the type of your account. If you have a qualified RETIREMENT ACCOUNT, taxes are deferred.



    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and generally also are subject to state and local income taxes. Your distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. If you buy Fund shares just before a Fund deducts a dividend or other distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares in December (or, in the case of Neuberger&Berman GUARDIAN Fund, near the end of any other calendar quarter) should take this into account.


   For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a Fund's distributions of net capital gain depending on its corresponding Portfolio's holding period.


   Every January, your Fund will send you a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. You will also receive information showing (1) the portion, if any, of those distributions that generally is not subject to state and local income taxes in certain states and (2) capital gain distributions broken down in a manner that will enable you or your tax adviser to determine the appropriate rate of capital gains tax on such distributions.



    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss generally is the difference between the amount you paid for the shares (including the amount of any dividends and other distributions that were reinvested) and the amount you receive when you sell them. Capital gain on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the capital gains rates applicable to your holding period and tax bracket.


   When you sell Fund shares, you will receive a confirmation statement showing the number of shares you sold and the price.


    OTHER. Every January, you will receive a consolidated transaction statement for the previous year. Be sure to keep your statements; they will be useful to you and your tax preparer in determining the capital gains and losses from your redemptions.


   Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

   The foregoing is only a summary of some of the important income tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax adviser.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------


   The trustees of the Trust and the trustees of the Managers Trusts have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of the Managers Trusts. The trustees and officers of the Trust and of the Managers Trusts who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Funds or the Portfolios. All trustees of the Managers Trusts also serve as trustees of the Trust.


          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolios, N&B
Management currently serves as investment manager of other mutual funds. Neuberger&Berman acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $21.2 billion as of September 30, 1997.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolios' broker in the purchase and sale of their securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $54.1 billion of assets as of September 30, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


   State Street Cayman Trust Company, Ltd., located in George Town, Grand Cayman, Cayman Islands, British West Indies, provides certain administrative, fund accounting and transfer agency services for Neuberger&Berman INTERNATIONAL Portfolio, which has its principal offices in the Cayman Islands.


   Unless otherwise indicated, the following is five-year information about the individuals who are primarily responsible for the day-to-day management of the Portfolios.


   Neuberger&Berman FOCUS Portfolio and Neuberger&Berman GUARDIAN
Portfolio -- Kent C. Simons and Kevin L. Risen are co-managers of the Portfolios. Mr.

Simons and Mr. Risen are Vice Presidents of N&B Management and principals of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio and Neuberger&Berman FOCUS Fund since 1988, and for Neuberger&Berman GUARDIAN Portfolio and Neuberger&Berman GUARDIAN Fund since 1981. Mr. Risen has had those responsibilities since 1996, and during the year prior thereto, he was a portfolio manager for Neuberger&Berman. He was a research analyst at Neuberger&Berman from 1992 to 1995.


   Neuberger&Berman GENESIS Portfolio -- Judith M. Vale and Robert W. D'Alelio are co-managers of the Portfolio. Ms. Vale and Mr. D'Alelio have been senior members of Neuberger&Berman's Small Cap Group since 1992 and 1996, respectively, and are both Vice Presidents of N&B Management. Ms. Vale is a principal of Neuberger&Berman. Ms. Vale and Mr. D'Alelio have been primarily responsible for the day-to-day management of Neuberger&Berman GENESIS Portfolio since February 1994 and July 1997, respectively. Mr. D'Alelio was a senior portfolio manager for another investment management group from 1992 to 1996.


   Neuberger&Berman INTERNATIONAL Portfolio -- Valerie Chang is manager of the Portfolio. Ms. Chang, an Assistant Vice President of N&B Management and an assistant portfolio manager for Neuberger&Berman INTERNATIONAL Portfolio from December 1996 until June 1997, has been responsible for the management of Neuberger&Berman INTERNATIONAL Portfolio since June 1997. She served in the investment banking division of Salomon Brothers and Morgan Stanley & Co., Inc. from 1993 until 1995 and as a senior securities analyst for TIAA/CREF from 1995 until December 1996.


   Neuberger&Berman MANHATTAN Portfolio -- Jennifer K. Silver and Brooke A. Cobb are co-managers of the Portfolio. Ms. Silver is Director of the Neuberger& Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Ms. Silver and Mr. Cobb have had responsibility for Neuberger&Berman MANHATTAN Portfolio since July 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.


   Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen and Robert I. Gendelman are co-managers of the Portfolio. Mr. Kassen and Mr. Gendelman are Vice Presidents of N&B Management and principals of Neuberger&Berman. Mr. Kassen and Mr. Gendelman have had responsibility for Neuberger&Berman PARTNERS Portfolio and Neuberger&Berman PARTNERS Fund since June 1990 and October

1994, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendelman was a portfolio manager for another mutual fund manager from 1992 to 1993.


   Neuberger&Berman SOCIALLY RESPONSIVE Portfolio -- Janet Prindle is manager of the Portfolio and Robert Ladd and Ingrid Saukaitis are associate managers of the Portfolio. Ms. Prindle, a Vice President of N&B Management since November 1993, has been a principal of Neuberger&Berman since 1983. Ms. Prindle has been responsible for Neuberger&Berman SOCIALLY RESPONSIVE Portfolio since its inception in March 1994. Ms. Prindle is Director of Socially Responsive Investment Services at Neuberger&Berman, and has been researching and developing corporate responsibility criteria as they apply to investments since 1989. She has been managing money using these criteria since 1990. Mr. Ladd and Ms. Saukaitis have had responsibility for Neuberger&Berman SOCIALLY RESPONSIVE Portfolio since December 1997. During the five years prior thereto, Mr. Ladd was a portfolio manager for Neuberger& Berman. Ms. Saukaitis has been Director of Social Research for Neuberger&Berman since February 1997. From 1995 to January 1997 she was a project director for a non-profit group that provided social research on companies to the investment industry. Both Mr. Ladd and Ms. Saukaitis are Assistant Vice Presidents of N&B Management.


   Neuberger&Berman acts as the principal broker for the Portfolios (except Neuberger&Berman INTERNATIONAL Portfolio), and may act as broker for Neuberger&Berman INTERNATIONAL Portfolio, in the purchase and sale of portfolio securities and in the purchase and sale of options, and for those services receives brokerage commissions. In effecting securities transactions, each Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.


   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.


   To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, the Managers Trusts, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.


          Expenses

----------------------------------------------------------------------


   N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, each Portfolio (except Neuberger&Berman GENESIS Portfolio and Neuberger&Berman INTERNATIONAL Portfolio) pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Neuberger&Berman GENESIS Portfolio pays N&B Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1 billion. Neuberger&Berman INTERNATIONAL Portfolio pays N&B Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, and 0.725% of average daily net assets in excess of $1.5 billion.


   N&B Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing certain shareholder, shareholder-related, and other services. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.26% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services.


   Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include the "Other Expenses" described on page 7.


   See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


   During its 1997 fiscal year, each Fund accrued administration fees and a pro rata portion of the corresponding Portfolio's management fees (prior to any expense reimbursement or fee waiver), as a percentage of the Fund's average daily net assets, as follows:



Neuberger&Berman FOCUS Fund                                   0.76%
Neuberger&Berman GENESIS Fund                                 1.07%
Neuberger&Berman GUARDIAN Fund                                0.70%
Neuberger&Berman INTERNATIONAL Fund                           1.11%
Neuberger&Berman MANHATTAN Fund                               0.79%
Neuberger&Berman PARTNERS Fund                                0.72%
Neuberger&Berman SOCIALLY RESPONSIVE Fund                     0.81%



   N&B Management has voluntarily undertaken to reimburse Neuberger&Berman INTERNATIONAL Fund for its Total Operating Expenses which exceed 1.70% per annum of the Fund's average daily net assets. The Fund has in turn agreed to repay N&B Management through December 31, 1998, for the excess Total Operating Expenses that N&B Management reimbursed to the Fund through December 31, 1996, so long as the Fund's Total Operating Expenses during that period do not exceed the above expense limitation. N&B Management may terminate its undertaking by giving at least sixty days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce a Fund's expenses and thereby increase its total return.


   During its 1997 fiscal year, each Fund bore aggregate expenses as a percentage of its average daily net assets as follows:



Neuberger&Berman FOCUS Fund                            0.86%
Neuberger&Berman GENESIS Fund                          1.16%*
Neuberger&Berman GUARDIAN Fund                         0.80%
Neuberger&Berman INTERNATIONAL Fund                    1.70%**
Neuberger&Berman MANHATTAN Fund                        0.98%
Neuberger&Berman PARTNERS Fund                         0.81%
Neuberger&Berman SOCIALLY RESPONSIVE Fund              1.48%**



 *REFLECTS THE THEN CURRENT FEE WAIVER.


**REFLECTS RECOUPMENT OF REIMBURSED FEES AS DESCRIBED ABOVE OR IN THE SAI.


          Transfer and Shareholder Servicing Arrangements

----------------------------------------------------------------------

   The Funds' transfer and shareholder servicing agent is State Street. State Street administers purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS



          The Funds


----------------------------------------------------------------------


   Each Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.


    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.


    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.



          The Portfolios


----------------------------------------------------------------------


   Each Portfolio (except Neuberger&Berman INTERNATIONAL Portfolio) is a separate operating series of Equity Managers Trust, a New York common law trust organized as of December 1, 1992. Neuberger&Berman INTERNATIONAL Portfolio is a separate operating series of Global Managers Trust, a New York common law trust organized as of March 18, 1994. The Managers Trusts are registered under the 1940 Act as diversified, open-end management investment companies. Equity Managers Trust has six separate Portfolios. Global Managers Trust currently has one operating Portfolio. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


    FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.


   Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. Series of two other investment companies, Neuberger& Berman Equity Trust ("N&B Equity Trust") and Neuberger&Berman Equity Assets ("N&B Equity Assets"), invest all of their respective net assets in corresponding Portfolios of Equity Managers Trust. N&B Equity Trust and N&B Equity Assets do not sell their shares directly to members of the general public.


   Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Equity Trust and N&B Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any fund that invests in a Portfolio is available from N&B Management by calling 800-877-9700.


   The trustees of the Trust believe that investment in a Portfolio by a series of N&B Equity Trust or N&B Equity Assets or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


   Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the

Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.


    INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.


    CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS
   In addition to common stocks and other securities referred to in "Investment Programs" herein, each Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAI.

    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. Each Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of the Managers Trusts, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.


    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. Each Portfolio (except Neuberger&Berman INTERNATIONAL Portfolio) may invest up to 10% of the value of its total assets in foreign securities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including ADRs.
   Neuberger&Berman INTERNATIONAL Portfolio invests primarily in foreign securities. The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

   Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices, which may cause delays and expose a Portfolio to the creditworthiness of a foreign broker;
difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision of issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of a Portfolio between different countries; difficulties in invoking legal process and enforcing contractual obligations abroad; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also may involve higher brokerage and custodial expenses than investment in domestic securities.
   In addition, investing in foreign securities may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations (or other foreign or U.S. laws or restrictions applicable to such investments) and devaluations of foreign currencies. Some foreign currencies may be volatile. A decline in the exchange rate between the U.S. dollar and another currency will reduce the value of portfolio securities denominated in that currency irrespective of the performance of the underlying investment. In addition, a Portfolio generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency.
   All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

    JAPANESE INVESTMENTS. As noted above, all of the Portfolios may invest in foreign securities, including securities of Japanese issuers. From time to time, Neuberger& Berman INTERNATIONAL Portfolio may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Portfolio may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

    OTHER INVESTMENT COMPANIES. Neuberger&Berman INTERNATIONAL Portfolio may invest up to 10% of its total assets in the shares of other investment companies. Such investment may be the most practical or only manner in which the Portfolio can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Portfolio is ready to make an investment. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuers' portfolio securities. Neuberger&Berman INTERNATIONAL Portfolio does not intend to invest in such funds unless, in the judgment of N&B Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


    COVERED CALL OPTIONS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When a Portfolio writes a covered call option against a security, the Portfolio is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.


    FOREIGN CURRENCY TRANSACTIONS. Neuberger&Berman INTERNATIONAL Portfolio may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates. The Portfolio may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Portfolio may also enter into contracts to sell foreign currencies to protect against a decline in the value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar.
   Neuberger&Berman   INTERNATIONAL  Portfolio  may   also  enter  into  forward
contracts for non-hedging purposes when N&B Management anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Portfolio. The Portfolio may also engage in proxy-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if N&B Management believes that there is a pattern of correlation between the two currencies. Proxy-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the securities are denominated.

    PUT AND CALL OPTIONS ON FOREIGN CURRENCIES, SECURITIES, AND SECURITIES INDICES. Neuberger&Berman INTERNATIONAL Portfolio may purchase and write put and call options on foreign currencies to protect against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Portfolio may also use options on foreign currencies to proxy-hedge. In addition, the Portfolio may purchase put and call options on currencies for non-hedging purposes when N&B Management expects that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Portfolio. Options on foreign currencies may be traded on U.S. or foreign exchanges or over-the-counter. Options on foreign currencies which are traded in the over-the-counter market may be considered illiquid and subject to the restriction on illiquid securities.

   To realize greater income than would be realized on portfolio securities transactions alone, Neuberger&Berman INTERNATIONAL Portfolio may purchase and write put and call options on any securities in which it may invest or options on any securities index based on securities in which the Portfolio may invest.


   The Portfolio will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost. The Portfolio pays brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities or currencies. The use of options could result in significant increases in the Portfolio's turnover rate.



    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Neuberger&Berman INTERNATIONAL Portfolio may enter into futures contracts on currencies, debt securities, interest rates, and securities indices and may purchase and sell options on such contracts on both U.S. and foreign exchanges. The Portfolio may engage in such transactions for hedging or non-hedging purposes. When the Portfolio purchases or sells a futures contract it generally becomes obligated to accept or make delivery of the currencies or securities underlying the contract at a specified price at a specified future time. The obligations of the parties under a futures contract are often closed out before the delivery date.


    GENERAL RISKS OF OPTIONS, FUTURES AND FORWARD CONTRACTS. The primary risks in using put and call options, futures contracts, options on futures contracts, and forward contracts ("Financial Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by a Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial

Instruments when desired; (3) the fact that use of Financial Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of a Portfolio's securities; and (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When a Portfolio uses Financial Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will "cover" its position, to the extent required by SEC staff policy. Another risk of Financial Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. Losses that may arise from certain futures transactions are potentially unlimited.


    SHORT SALES. Neuberger&Berman INTERNATIONAL Portfolio may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that N&B Management believes possess volatility characteristics similar to those being hedged. The Portfolio also may use short sales in an attempt to realize gain. To effect a short sale, the Portfolio borrows a security from a brokerage firm to make delivery to the buyer. The Portfolio then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Portfolio is required to pay the lender any dividends and may be required to pay a premium or interest.
   Neuberger&Berman INTERNATIONAL Portfolio will realize a gain if the security declines in price between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Portfolio is required to pay in connection with a short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

   Neuberger&Berman INTERNATIONAL Portfolio also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.


    FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, Neuberger&Berman INTERNATIONAL Portfolio commits to purchase securities at a future date (generally within two months) and pays for the securities when they are delivered. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuations in the Fund's NAV.



    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank (or, in the case of Neuberger&Berman INTERNATIONAL Portfolio, also a foreign bank or a U.S. branch or agency of a foreign bank) or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. Each Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.



    REVERSE REPURCHASE AGREEMENTS. Neuberger&Berman INTERNATIONAL Portfolio may enter into reverse repurchase agreements. In such a transaction, the Portfolio sells a security to a bank or securities dealer and simultaneously agrees to repurchase it at a higher price on a specific date. The Portfolio will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. Such transactions may increase fluctuations in the Fund's NAV and may be viewed as a form of leverage.


    OTHER INVESTMENTS. Although each Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.
   "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which a Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise.
   U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (formerly, Federal National Mortgage Association), Freddie Mac (formerly, Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.


   Neuberger&Berman SOCIALLY RESPONSIVE Portfolio may invest up to 20% of its net assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. Neuberger& Berman SOCIALLY RESPONSIVE Portfolio does not intend to purchase any convertible securities that are not investment grade.


   Neuberger&Berman INTERNATIONAL Portfolio may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities. Neuberger&Berman PARTNERS Portfolio may invest up to 15% of its net assets in debt securities rated below investment grade and Comparable Unrated Securities. Such securities may be considered predominantly speculative, although, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Neuberger&Berman INTERNATIONAL Portfolio and Neuberger&Berman PARTNERS Portfolio will invest in such securities only when N&B Management concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in the Appendix to the SAI.

   Neuberger&Berman INTERNATIONAL Portfolio may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION
   Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of the Managers Trusts have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAI.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403


LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

FUNDS ELIGIBLE FOR EXCHANGE

EQUITY FUNDS
Neuberger&Berman Focus Fund
Neuberger&Berman Genesis Fund
Neuberger&Berman Guardian Fund
Neuberger&Berman International Fund
Neuberger&Berman Manhattan Fund
Neuberger&Berman Partners Fund
Neuberger&Berman Socially Responsive Fund

MONEY MARKET FUNDS
Neuberger&Berman Government Money Fund
Neuberger&Berman Cash Reserves


BOND FUNDS
Neuberger&Berman Limited Maturity Bond Fund
Neuberger&Berman High Yield Bond Fund
  (available March 1, 1998)



MUNICIPAL FUNDS
Neuberger&Berman Municipal Money Fund
Neuberger&Berman Municipal Securities Trust



Neuberger&Berman, Neuberger&Berman Management Inc., and the above-named Funds are registered trademarks or service marks of Neuberger&Berman, LLC or Neuberger&Berman Management Inc.


-C- 1997 Neuberger&Berman Management Incorporated.

          Neuberger&Berman Management Inc.-Registered Trademark-

                   605 THIRD AVENUE 2ND FLOOR
                   NEW YORK, NY 10158-0180
                   SHAREHOLDER SERVICES
                   800.877.9700
                   WWW.NBFUNDS.COM

















     This wrapper is not part of the Prospectus.

[LOGO]  PRINTED ON RECYCLED PAPER

                                                  NBEP00031297

                 NEUBERGER & BERMAN EQUITY FUNDS AND PORTFOLIOS
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 15, 1997


Neuberger & Berman  Manhattan          Neuberger & Berman Genesis Fund
Fund (and  Neuberger & Berman          (and  Neuberger & Berman
Manhattan  Portfolio)                  Genesis  Portfolio)
Neuberger & Berman Focus               Neuberger & Berman  Guardian Fund
Fund (and Neuberger & Berman           (and Neuberger & Berman
Focus Portfolio)                       Guardian Portfolio)
Neuberger & Berman Partners            Neuberger & Berman Socially
Fund (and Neuberger &                  Responsive Fund (and Neuberger &
Berman Partners Portfolio)             Berman Socially Responsive
                                       Portfolio)


                      Neuberger & Berman International Fund
                (and Neuberger & Berman International Portfolio)
                              No-Load Mutual Funds
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700




                  Neuberger & Berman MANHATTAN Fund, Neuberger & Berman GENESIS Fund, Neuberger & Berman FOCUS Fund, Neuberger & Berman GUARDIAN Fund, Neuberger & Berman PARTNERS Fund, Neuberger & Berman SOCIALLY RESPONSIVE Fund, and Neuberger & Berman INTERNATIONAL Fund (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated December 15, 1997. The Funds invest all of their net investable assets in Neuberger & Berman MANHATTAN Portfolio, Neuberger & Berman GENESIS Portfolio, Neuberger & Berman FOCUS Portfolio, Neuberger & Berman GUARDIAN Portfolio, Neuberger & Berman PARTNERS Portfolio, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio and Neuberger & Berman INTERNATIONAL Portfolio (each a "Portfolio"), respectively.

                  The Funds' Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated ("N&B
Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

                  This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                  No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT INFORMATION.........................................................1
         Investment Policies and Limitations...................................1
         Investment Insight....................................................6
                  Neuberger & Berman MANHATTAN Portfolio.......................6
                  Neuberger & Berman GENESIS Portfolio.........................7
                  Neuberger & Berman FOCUS and Neuberger & Berman
                         GUARDIAN Portfolios..................................10
                  Neuberger & Berman PARTNERS Portfolio.......................11
                  Neuberger & Berman SOCIALLY RESPONSIVE Portfolio............12
                  Neuberger & Berman INTERNATIONAL Portfolio..................15
         Additional Investment Information....................................20
         Neuberger & Berman FOCUS Portfolio - Description of
                    Economic Sectors..........................................43
         Neuberger & Berman SOCIALLY RESPONSIVE Portfolio -
                    Description of Social Policy..............................46


PERFORMANCE INFORMATION.......................................................49
         Total Return Computations............................................50
         Comparative Information..............................................51
         Other Performance Information........................................52


CERTAIN RISK CONSIDERATIONS...................................................53


TRUSTEES AND OFFICERS.........................................................54


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................62
         Investment Manager and Administrator.................................62
         Sub-Adviser..........................................................67
         Investment Companies Managed.........................................68
         Management and Control of N&B Management.............................70


DISTRIBUTION ARRANGEMENTS.....................................................71


ADDITIONAL PURCHASE INFORMATION...............................................72
         Automatic Investing and Dollar Cost Averaging........................72


ADDITIONAL EXCHANGE INFORMATION...............................................72

ADDITIONAL REDEMPTION INFORMATION.............................................74
         Suspension of Redemptions............................................74
         Redemptions in Kind..................................................75


DIVIDENDS AND OTHER DISTRIBUTIONS.............................................75


ADDITIONAL TAX INFORMATION....................................................76
         Taxation of the Funds................................................76
         Taxation of the Portfolios...........................................77
         Taxation of the Funds' Shareholders..................................81


PORTFOLIO TRANSACTIONS........................................................82
         Portfolio Turnover...................................................91


REPORTS TO SHAREHOLDERS.......................................................91


ORGANIZATION..................................................................91


CUSTODIAN AND TRANSFER AGENT..................................................92


INDEPENDENT AUDITORS/ACCOUNTANTS..............................................92


LEGAL COUNSEL.................................................................92


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................92


REGISTRATION STATEMENT........................................................94


FINANCIAL STATEMENTS..........................................................94


Appendix A....................................................................96

                             INVESTMENT INFORMATION

                  Each Fund is a separate operating series of Neuberger & Berman Equity Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust or, in the case of Neuberger & Berman INTERNATIONAL Fund, in a Portfolio of Global Managers Trust that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (Equity Managers Trust and Global Managers Trust ("Managers Trusts") are open-end management investment companies managed by N&B Management; the Managers Trusts, together with the Trust, are referred to below as the "Trusts.")

                  The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of the corresponding Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

                  Each Fund (except Neuberger & Berman SOCIALLY RESPONSIVE and Neuberger & Berman INTERNATIONAL Funds) has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

                  Neuberger & Berman SOCIALLY RESPONSIVE Fund has the following fundamental investment policy, to enable it to invest in its corresponding
Portfolio:

         Notwithstanding  any other investment  policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

                  Neuberger & Berman INTERNATIONAL Fund has the following fundamental investment policy, to enable it to invest in its corresponding
Portfolio:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

                  All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

                  Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.


                  The  following   investment   policies  and   limitations  are
fundamental and apply to all Portfolios unless otherwise indicated:


                  1. BORROWING (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.


                  BORROWING (NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that
(i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.


                  2. COMMODITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). No Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.


                  COMMODITIES (NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.


                  3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

                  4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                  5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                  6. REAL ESTATE (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). None of these Portfolios may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.


                  REAL ESTATE (NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). This Portfolio may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

                  7.  SENIOR   SECURITIES.   No   Portfolio   may  issue  senior
securities, except as permitted under the 1940 Act.

                  8. UNDERWRITING. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                  For purposes of the limitations on commodities, the Portfolios do not consider foreign currencies or forward contracts to be physical commodities.


                  The  following   investment   policies  and   limitations  are
non-fundamental and apply to all Portfolios unless otherwise indicated:


                  1. BORROWING (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). None of these Portfolios may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

                  2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.



                  3. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                  4. FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN INTERNATIONAL Portfolio). None of these Portfolios may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").





                  5. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.





                  6. PLEDGING (NEUBERGER & BERMAN GENESIS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS). Neither of these Portfolios may pledge or hypothecate any of its assets, except that (i) Neuberger & Berman GENESIS Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member. The other Portfolios are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.


                  7. SECTOR CONCENTRATION (NEUBERGER & BERMAN FOCUS PORTFOLIO). This Portfolio may not invest more than 50% of its total assets in any one economic sector.


                  8. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). At the close of each quarter of this Portfolio's taxable year, (i) no more than 25% of its total assets may be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for tax purposes, or securities of another regulated investment company ("RIC").


                  Each Portfolio (except Neuberger & Berman SOCIALLY RESPONSIVE and Neuberger & Berman INTERNATIONAL Portfolios), as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year. In addition, although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.


INVESTMENT INSIGHT
------------------

         NEUBERGER & BERMAN MANHATTAN PORTFOLIO
         --------------------------------------


                  The portfolio co-managers of Neuberger & Berman MANHATTAN Portfolio love surprises - positive earnings surprises that is. Their extensive research has revealed that historically the stocks of companies that consistently exceeded consensus earnings estimates tended to be terrific performers. They screen the mid-cap growth stock universe to isolate stocks whose most recent earnings have beat the Street's expectations. They then roll up their sleeves and, through diligent fundamental research, strive to identify those companies most likely to record a string of positive earnings surprises. Their goal is to invest today in the fast growing mid-sized companies that will comprise tomorrow's Fortune 500.


                  The co-managers explain, "Let us begin by saying we are growth stock investors in the purest sense of the term. We want to own the stocks of companies that are growing earnings faster than the average American business and ideally, faster than the competitors in their respective industries." The co-managers explain that they are particularly biased towards companies that have consistently beaten consensus earnings estimates. Their extensive research has revealed that stocks whose earnings consistently exceeded expectations offered greater potential for long-term capital appreciation.


                  The co-managers focus their research efforts on mid-cap stocks in new and/or rapidly evolving industries. The mid-cap growth sector is less widely followed by Wall Street analysts and therefore, less efficient than the large-cap stock market. By focusing on stocks with market capitalizations between $500 million and $8 billion, the co-managers believe they are likely to identify more of their brand of growth stock opportunities. Considering the currently high valuations of large-cap growth stocks relative to mid-cap growth stocks with what the co-managers think is comparable or, in many cases, better earnings growth potential, they believe the Portfolio is particularly well positioned in today's market. The Portfolio now uses the Russell Midcap[TRADEMARK] Growth Index as its benchmark. Consistent with the Portfolio's capitalization parameters and growth style, the co-managers believe this is a more appropriate benchmark than the S&P "500."


                  They reiterate, "Let us once again emphasize we are growth stock investors. But, there is a value component to our discipline as well. We just define value differently." The kind of fast growth companies the co-managers favor generally do not trade at below market average price/earnings ratios. However, they often trade at very reasonable multiples relative to annual earnings growth rates. Given the choice between two good companies with comparable earnings growth rates, the co-managers will select the one trading at the lower multiple to earnings growth.


                  "We are dispassionate sellers," say the co-managers. "If a stock does not live up to our earnings expectations or if we believe its valuation has become excessive, we will sell and direct the assets to another opportunity we find more attractive. We will maintain a broadly diversified portfolio rather than heavily concentrating our holdings in just a few of the fastest growing industry groups."




         NEUBERGER & BERMAN GENESIS PORTFOLIO
         ------------------------------------

                  Neuberger & Berman GENESIS Fund was established in 1988. A fund dedicated primarily to small-capitalization stocks (companies with total market value of outstanding common stock of up to $1.5 billion at the time the Portfolio invests), Neuberger & Berman GENESIS Portfolio is devoted to the same value principles as most of the other equity funds managed by N&B Management. The Portfolio is comprised of small-cap stocks with solid earnings today, not just promises for tomorrow.


                  Many people think that small-capitalization stock funds are predominantly invested in high-risk companies. That is not necessarily the case. Neuberger & Berman GENESIS Portfolio looks for the same fundamentals in small-capitalization stocks as other Portfolios look for in stocks of larger companies. The portfolio co-managers stick to the areas they understand. They look for the most persistent earnings growth at the lowest multiple, as well as for well-established companies with entrepreneurial management and sound finances. Also considered are catalysts to exposing value, such as management changes and new product lines. Often, these are firms that have suffered temporary setbacks or undergone a restructuring.


                  Neuberger & Berman GENESIS Portfolio's motto is "boring is beautiful." Instead of investing in trendy, high-priced stocks that tend to hurt shareholders on the downside, the Portfolio looks for little-known, solid, growing companies whose stocks the managers believe are wonderful bargains.


AN INTERVIEW WITH THE PORTFOLIO CO-MANAGER
------------------------------------------

                  Q: If I already own a large-cap stock fund, why should I consider investing in a small-cap fund as well?

                  A: Look at how fast a sapling grows compared to, say, a mature tree. Much of the same can be true about companies. It's possible for a smaller company to grow 50% faster than an IBM or a Coca-Cola.

                  So, many small-cap stocks offer superior growth potential. Consider the cereal you eat, the detergent you use, the coffee you drink -- and imagine if you had invested in these products BEFORE they became household names. If you had invested only in the blue-chip companies of the day, you would have missed out on these opportunities.

                  Of course, we're not advocating that an investor's portfolio consist only of small-cap stock funds. It pays to diversify. Let's look back about 25 years. While past performance cannot indicate future performance, small-cap stocks outperformed larger-cap stocks 16 of the years from 1971 to 1996, which means larger-cap stocks did better the rest of the time.1/


-----------------
1/ Results are on a total return basis and include reinvestment of all dividends and other distributions. Small-cap stocks are represented by the fifth capitalization quintile of stocks on the NYSE from 1971 to 1981 and performance of the Dimensional Fund Advisors (DFA) Small Company Fund from 1982 to 1996. Larger-cap stocks are represented by the S&P "500" Index, an unmanaged group of stocks. Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Data about these indices are prepared or obtained by N&B Management. The Portfolio may invest in many securities not included in the above-described indices. Source: STOCKS, BONDS, BILLS AND INFLATION 1997 YEARBOOK[TRADEMARK], Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

                  Q: Neuberger & Berman GENESIS Fund is classified as a "small-cap value fund." To many people, "small-cap value" is an oxymoron. Can you clarify the Portfolio's investment approach?

                  A: We understand the confusion. After all, a lot of people equate "small-cap" with "growth." They also equate "value" with "cheap." At Neuberger & Berman GENESIS Portfolio, we're 100% behind finding GROWING small-cap companies -- what we believe are highly profitable companies with solid records and promising futures. So where do we part company with managers who follow a "small-cap growth" style? It comes down to how much growth and at what price. Small-cap growth investors seem willing to pay a premium for vastly superior growth. This results in two problems: a) growth tends to be discounted by the premium valuations, and b) the growth expectations are so high as to be unsustainable. We believe superior yet more stable returns can be purchased at significant discounts. They may be found in mundane, perhaps even boring, industries. Remember, the same glamorous appeal that attracts so many growth investors also attracts competitors.


                  In that respect, we're "value" managers. Yet we'd like to make this point clear: Low price-to-earnings multiples, in and of themselves, cannot justify a "buy" decision. When we search for growing, high-quality small-cap companies selling at what we feel are bargain prices, we ask ourselves: Is the company cheap for a good reason? Or, does it have the financial muscle and the management talent to make it into the big leagues?


                  Q: Let's turn to specifics. What criteria are used to decide which small-cap companies make the cut -- and which ones don't?


                  A: Over the years, we've seen hundreds of small-cap companies that flourished and just as many that failed to deliver on their early promises. What made the difference? While every case is unique, here are a few important traits of the winners.

                  First of all, a successful small-cap company normally produces high returns. In practice, this means the business has a number of barriers to entry. Perhaps the company has a technology that's hard to duplicate. Or maybe it can make a product at a substantially lower cost than anyone else. Unlike most businesses, it has an advantage that allows it to continue earning above-market returns.

                  In addition to having a competitive edge, a successful small-cap company should generate healthy cash flow. With excess cash, a company has the ability to finance its own growth without diluting the ownership stake of existing stockholders by issuing more shares.

                  No small-cap company can grow without having the right people on board. That's why we spend so much time meeting the CEOs and CFOs of small-cap companies. While we question the managers about future plans and strategies, we spend as much time evaluating them as people. Do they seem honest and capable? Or do they puff up their case? Making portfolio decisions is a lot about making character judgments -- who has the stuff to manage a growing company, and who doesn't.

                  THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

         NEUBERGER & BERMAN FOCUS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS


                  Neuberger & Berman FOCUS Portfolio's  investment  objective is long-term capital appreciation. Like the other Portfolios that use a value-oriented investment approach, it seeks to buy undervalued securities that offer opportunities for growth, but then it focuses its assets in those sectors where undervalued stocks are clustered. The portfolio co-managers begin by looking for stocks that are selling for less than the managers think they're worth, a "bottom-up approach." More often than not, such stocks are in a few economic sectors that are out of favor and are undervalued as a group. The portfolio co-managers think most cheap stocks deserve to be cheap and their job is to find the few that don't.


                  The portfolio co-managers don't pick sectors for Neuberger & Berman FOCUS Portfolio based on their perception of what the economy is going to do. They look for stocks with low valuations; often, these stocks will be found in a particular sector. If an investment manager rotates the sectors in a portfolio by buying sectors when they are undervalued and selling them when they become fully valued, the manager may be able to achieve above-average performance.


                  Neuberger & Berman GUARDIAN Portfolio subscribes to the same stock-picking philosophy followed since Roy R. Neuberger founded Neuberger & Berman GUARDIAN Fund in 1950.


                  It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, Neuberger & Berman GUARDIAN Fund has served shareholders well and has paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950. Of course, there can be no assurance that this trend will continue.

                  The portfolio co-managers place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. The managers would rather buy an undervalued stock because they expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. The managers tend to buy stocks that are out of favor, believing that an investor is not going to get great companies at great valuations when the market perception is great.


                  Investors who switch around a lot are not going to benefit from Neuberger & Berman GUARDIAN Portfolio's approach. They're following the market -- this Portfolio is looking at fundamentals.


         NEUBERGER & BERMAN PARTNERS PORTFOLIO
         -------------------------------------


                  Neuberger & Berman PARTNERS Portfolio's objective is capital growth. It seeks to make money in good markets and not give up those gains during rough times.


                  Investors in Neuberger & Berman PARTNERS Fund typically seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education.


                  The portfolio co-managers look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and support from asset values, or in relation to their projection of the growth of the company's future earnings. If the market goes down, those stocks the Portfolio elects to hold, historically, have gone down less.


                  The portfolio co-managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they are likely to produce a new product, become an acquisition target, or undergo a financial restructuring.


                  What else catches the portfolio co-managers' eyes? Companies whose managements own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line.

                  To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. The managers' reasoning? Market leaders tend to earn higher levels of profits.


         NEUBERGER & BERMAN SOCIALLY RESPONSIVE PORTFOLIO


                  Securities for this Portfolio are selected through a two-phase process. The first is financial. The portfolio manager analyzes a universe of companies according to N&B Management's value-oriented philosophy and looks for stocks which are undervalued for any number of reasons. The manager focuses on financial fundamentals, including balance sheet ratios and cash flow analysis, and meets with company management in an effort to understand how those unrecognized values might be realized in the market.


                  The second part of the process is social screening. N&B Management's social research is based on the same kind of philosophy that governs its financial approach: N&B Management believes that first-hand knowledge and experience are its most important tools. Utilizing a database, the portfolio manager does careful, in-depth tracking and analyzes a large number of companies on some eighty issues in six broad social categories. The manager uses a wide variety of sources to determine company practices and policies in these areas. Performance is analyzed in light of knowledge of the issues and of the best practices in each industry.


                  The portfolio manager understands that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, the manager places value on such indicators as management commitment, progress, direction, and industry leadership.


AN INTERVIEW WITH THE PORTFOLIO MANAGER


                  Q: First things first. How do you begin your stock selection process?

                  A: Our first question is always: On financial grounds alone, is a company a smart investment? For a company's stock to meet our financial test, it must pass a number of hurdles.

                  We look for bargains, just like the portfolio managers of the other Portfolios. More specifically, we search for companies that we believe have terrific products, excellent customer service, and solid balance sheets -- but because they may have missed quarterly earnings expectations by a few pennies, because their sectors are currently out of favor, because Wall Street overreacted to a temporary setback, or because the company's merits aren't widely known, their stocks are selling at a discount.

                  While we look at the stock's fundamentals carefully, that's not all we examine. We meet an awful lot of CEOs and CFOs. Top officers of over 400 companies visit Neuberger & Berman each year, and we're also frequently on the road visiting dozens of corporations. From Neuberger & Berman SOCIALLY RESPONSIVE Fund's inception, we've met with representatives of every company we own.


                  When we're face to face with a CEO, we're searching for answers to two crucial questions: "Does the company have a vision of where it wants to go?" and "Can the management team make it happen?" We've analyzed companies for over three decades, and we always look for companies that have both clear strategies and management talent.


                  Q: When you evaluate a company's balance sheet, what matters the most to you?

                  A: Definitely a company's "free cash flow." Compare it to your household's discretionary income -- the money you have left over each month after you pay off your monthly debt and other expenses. With ample free cash flow, a company can do any number of things. It can buy back its stock. Make important acquisitions. Expand its research and development spending. Or increase its dividend payments.

                  When a company generates lots of excess cash flow, it has growth capital at its disposal. It can invest for higher profits down the line and improve shareholder value. Determining exactly HOW a company intends to spend its excess cash is an entirely different matter -- and that's where the information learned in our company meetings comes in. Still, you've got to have the extra cash in the first place. Which is why we pay so much attention to it.

                  Q: So you take a hard look at a company's balance sheet and its management. After a company passes your financial test, what do you do next?

                  A: After we're convinced of a company's merits on financial grounds alone, we review its record as a corporate citizen. In particular, we look for evidence of leadership in three key areas: concern for the environment, workplace diversity, and enlightened employment practices.

                  It should be clear that our social screening always takes place after we search far and wide for what we believe are the best investment opportunities available. This is a crucial point, and an analogy can be used to explain it. Let's assume you're looking to fill a vital position in your company. What you'd pay attention to first is the candidate's competence: Can he or she do the job? So after interviewing a number of candidates, you'd narrow your list to those that are highly qualified. To choose from this smaller group, you might look at the candidate's personality: Can he or she get along with everyone in your group?

                  Obviously, you wouldn't hire an unqualified person simply because he or she is likable. What you'd probably do is give the job to a highly qualified person who is ALSO compatible with your group.

                  Now, let's turn to the companies that do make our financial cuts. How do we decide whether they meet our social criteria? Once again, our regular meetings with CEOs are key. We look for top management's support of programs that put more women and minorities in the pipeline to be future officers and board members; that minimize emissions, reduce waste, conserve energy, and protect natural resources; and that enable employees to balance work and family life with benefits such as flextime and generous maternal AND paternal leave.

                  We realize that companies are not all good or all bad. Instead of looking for ethical perfection, we analyze how a company responds to troublesome problems. If a company is cited for breaking a pollution law, we evaluate its reaction. We also ask: Is it the first time? Do its top executives have a plan for making sure it doesn't happen again -- and how committed are they?

                  If we're satisfied with the answers, a company makes it into our portfolio. When all is said and done, we invest in companies that have diverse work forces, strong CEOs, tough environmental standards, AND terrific balance sheets. In our judgment, financially strong companies that are also good corporate citizens are more likely to enjoy a competitive advantage. These days, more and more people won't buy a product unless they know it's environmentally friendly. In a similar vein, companies that treat their workers well may be more productive and profitable.

                  Q: Why have investors been attracted to Neuberger & Berman SOCIALLY RESPONSIVE Fund?

                  A: Our shareholders are looking to invest for the future in more ways than one. While they care deeply about their own financial futures, they're equally passionate about the world they leave to later generations. They want to be able to meet their college bills and leave a world where the air is a little cleaner and where the doors to the executive suite are a little more open.

         NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO





                  Equity portfolios consisting solely of domestic investments generally have not enjoyed the higher returns foreign opportunities can offer. Over the past thirty years, for example, the average growth rates of many foreign economies have outpaced that of the United States. While the United States accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 30% of that total at the end of 1996 -- or less than a third of the dollar value of the world's available stocks and bonds.2/

                  Over time, a number of international equity markets have outperformed their U.S. counterpart. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

                  In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, all ten of the largest construction companies, nine of the ten largest banks and seven of the ten largest automobile companies are based outside of the United States.

                  A principal advantage of investing overseas is diversification. A diversified portfolio gives investors the opportunity to pursue increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide portfolio, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not a guarantee against market risk and may be affected by the economic and other factors described in the Prospectus. These include the prospects of individual companies and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

                  Furthermore, buying foreign stocks and bonds can be difficult for the individual investor and involves many decisions. Accessing international markets is complicated; few individuals have the time or resources to evaluate thoroughly foreign companies and markets or the ability to incur the high

-------------------
2/       Source:  Morgan Stanley Capital International.

transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

                  The Portfolio invests primarily in equity securities of companies located in developed foreign economies, as well as in "emerging markets." In all cases, N&B Management's investment process includes a combination of "top-down country allocation" and "bottom-up security selection."

                  The portfolio manager searches the world for investment opportunities wherever and whenever they arise -- in both developed and emerging markets. First, the portfolio manager looks for countries with strong potential for growth. N&B Management believes that the majority of the total return in a global equity portfolio can be attributed to country allocation. The Portfolio's stock selection process leads to diversification across more than 20 countries that the manager believes offer the best value.


                  Then, the portfolio manager focuses on individual companies. The portfolio manager looks at the fundamentals. Does the company lead its market niche? How strong is its management? If the company is small, has it shown sustained growth? In general, the Portfolio's selection process leads to investments in mid-sized companies in developed countries and larger, more established firms in emerging markets such as Hungary and Singapore.

                  TOP-DOWN APPROACH TO REGIONAL AND COUNTRY DIVERSIFICATION

                  N&B Management uses extensive economic research to identify countries that offer attractive investment opportunities, by analyzing factors such as growth rates of gross domestic product, interest rate trends, and currency exchange rates. Market valuations, combined with correlation and volatility comparisons, provide N&B Management with a target allocation across twenty or more countries.

                  BOTTOM-UP APPROACH TO SECURITY SELECTION

                  N&B Management's value-oriented approach seeks out attractively priced issues, by concentrating on criteria such as a low price-to-earnings ratio relative to earnings growth rate, balance sheet strength, low price to cash flow, and management quality. Typically, the Portfolio's investment portfolio is comprised of over 100 different securities issues, primarily of medium- to large-capitalization companies (determined in relation to the principal market in which a company's securities are traded).

                  CURRENCY RISK MANAGEMENT

                  Exchange rate movements and volatility are important factors in international investing. The portfolio manager believes in actively managing the Portfolio's currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall portfolio volatility. Currency risk management is performed separately from equity analysis. The portfolio manager uses a combination of economic analysis to guide the Portfolio's longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether (or when) to hedge particular foreign currencies in which liquid foreign exchange markets exist.

                  For much of the past two decades, international stocks, on average, have outperformed U.S. stocks. If you had invested $10,000 in the international stocks that comprise the EAFE(REGISTERED) Index and the U.S. stocks that make up the S&P "500" Index twenty years ago, here's what your investments would have been worth as of December 31, 1996 and August 31, 1997:



                                                                      Avg. annual total
                                               Value of investment         return3/

                                             12/31/96     8/31/97     12/31/96    8/31/97
                                             --------     -------     --------    -------
International stocks (EAFE(REGISTERED))      $171,996     $163,875     15.29%      15.01%
Domestic stocks (S&P "500")                  $150,282     $200,011     14.51%      16.16%


                 Of course, these historical results may not continue in the future. Investors should keep in mind the greater risks inherent in foreign markets, such as currency exchange fluctuations, interest rates, and potentially adverse economic and political conditions.

-------------------

2/ Total return includes reinvestment of all dividends and other distributions. The EAFE(REGISTERED) Index, also known as the Morgan Stanley Capital International Europe, Australasia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices and is translated into U.S. dollars. The S&P "500" Index is an unmanaged index generally considered to be representative of U.S. stock market activity. Indices do not take into account brokerage commissions or other fees and expenses of investing in the individual securities that they track. Data about the performance of these indices are prepared or obtained by N&B Management.

AN INTERVIEW WITH THE PORTFOLIO MANAGER

                  Q: Why should investors allocate a portion of their assets to international markets?

                  A: First, an investor who does not invest internationally misses out on about two-thirds of the world's potential investment opportunities. The U.S. stock market today represents less than one-third of the world's stock market capitalization, and the U.S. portion continues to shrink as other countries around the world introduce or expand the size of their equity markets. Privatizations of government-owned corporations, initial public offerings, and the occasional creation of official stock exchanges in emerging economies continuously present new opportunities for capital in an expanding global market.

                  Second, many foreign economies are in earlier stages of development than ours and are growing fast. Economic growth can often mean potential for investment growth.

                  Finally, international investing helps an investor increase diversification, which can reduce risk. Domestic and foreign markets generally do not all move in the same direction, so gains in one market may offset losses in another.

                  Q: Does international investing involve special risks?

                  A: Currency risk is one important risk presented by international investing. Fluctuations in exchange rates can either add to or reduce an investor's returns. Anyone who invests in foreign markets should keep that fact in mind.

                  Other risks include, but are not limited to, greater market volatility, less government supervision and availability of public information, and the possibility of adverse economic or political developments. Additional special risks of foreign investing are discussed in the Prospectus.

                  Q: What are some of the advantages of investing in an international fund?

                  A: An international mutual fund can be a convenient way to invest internationally and diversify assets among several markets to reduce risk. Additionally, the considerable burden of obtaining timely, accurate, and comprehensive information about foreign economies and securities is left to professional managers.

                  Q: What is your investment approach?

                  A: We seek to capitalize on investments in countries where we believe that positive economic and political factors are likely to produce above-average returns. Studies have shown that the allocation of assets among countries is typically the most important factor contributing to portfolio performance. We believe that, in the long term, a nation's economic growth and the performance of its equity market are highly correlated. Therefore, we continuously evaluate the global economic outlook as well as individual country data to guide country allocation. Our process also leads to diversification across many countries, typically twenty or more, in an effort to limit total portfolio risk.

                  We strive to invest in companies within the selected countries that are in the best position to capitalize on such positive developments or companies that are most attractively valued. We usually include in the Portfolio's investments the securities of large-capitalization companies, determined in relation to the appropriate national market, as well as securities of faster-growing, medium-sized companies that offer potentially higher returns but are often associated with higher risk.

                  The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries, which appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. Typically, in emerging markets, we invest in relatively large, established companies that we believe possess the managerial, financial, and marketing strength to exploit successfully the growth of a dynamic economy. In more developed markets, such as Europe and Japan, the Portfolio may invest to a higher degree in medium-sized companies. Medium-sized companies can often provide above-average growth and are less followed by market analysts, which sometimes leads to inefficient valuation.

                  Finally, we strive to limit total portfolio volatility and protect the value of portfolio securities by selectively hedging the Portfolio's foreign currency exposure in times when we expect the U.S.
dollar to strengthen.

                  Q: How do you perceive the current outlook?

                  A: There is still an abundance of exciting investment opportunities around the world. Many equity markets still have not reached the maturity stage of the U.S. market and have much more room to grow. There are new markets opening up to foreign investment and many changes are occurring in markets where equity investments have traditionally commanded less attention than fixed income securities.



                  Q: Compared to the stock market in the United States, are there more anomalies in security pricing abroad?

                  A: Well, the rest of the world is not as well followed as the United States. So you'll find more anomalies. At the same time, though, the level of analysis of companies around the world is improving every day, and the gap in coverage is narrowing.

                  What never changes is the psychology of the investor -- you regularly see either despair or euphoria in different sectors of every international market. That, in our opinion, creates opportunities to find undiscovered gems at extraordinarily cheap prices.

                  These opportunities can come from, say, uncertainty over an election going one way or another. Investors may see the outcome as totally disastrous for a country -- or as totally euphoric. Then, reality sets in, and things are never as bleak or as wonderful as they had been painted.

                  Q: Do you integrate ideas from Neuberger & Berman's research and the domestic portfolio managers?

                  A: Oh, sure. As everyone knows, the world is becoming smaller, and certain industries are becoming global (or have become global). Whether one thinks about technology, pharmaceuticals, medical devices, or the automobile industry, it's really become one world market. So it's crucial to have good knowledge about BOTH the United States and the areas outside the United States where these companies dominate.


                                    * * * * *


                  Each Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Portfolio's total assets. Of course, each Portfolio's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION

                  Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.

                  REPURCHASE  AGREEMENTS  (ALL  PORTFOLIOS).   In  a  repurchase
agreement,  a Portfolio purchases securities from a bank that is a member of the

Federal  Reserve  System  (or, in the case of  Neuberger & Berman  INTERNATIONAL
Portfolio,  also  from a  foreign  bank or a U.S.  branch or agency of a foreign bank) or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if
(1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent. If Neuberger & Berman INTERNATIONAL Portfolio enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Portfolio may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

                  SECURITIES LOANS (ALL PORTFOLIOS). In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

                  RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


                  Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

                  REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

                  LEVERAGE (NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may make investments while borrowings are outstanding. Leverage creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Portfolio's and its corresponding Fund's net asset values ("NAVs"). Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Portfolio's investment limitations.

                  Generally, the Portfolio does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

                  FOREIGN SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to each Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


                  Each  Portfolio  also may  invest in  equity,  debt,  or other income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions. Each Portfolio (except Neuberger & Berman INTERNATIONAL Portfolio) may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

                  Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

                  Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

                  Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

                  In order to limit the risks inherent in investing in foreign currency denominated securities, a Portfolio (except Neuberger & Berman INTERNATIONAL Portfolio) may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency.

                  FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

                  When-issued purchases and forward commitment transactions enable the Portfolio to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

                  The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's NAV starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets. Fluctuations in the market value of the underlying securities are not reflected in the Portfolio's NAV as long as the commitment to sell remains in effect.

                  The Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

                  When the Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

         FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
                    FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")


                  FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER & BERMAN SOCIALLY RESPONSIVE AND INTERNATIONAL PORTFOLIOS). Neuberger & Berman SOCIALLY RESPONSIVE Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. Neuberger & Berman SOCIALLY RESPONSIVE Portfolio does not engage in transactions in futures or options on futures for speculation. This Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.


                  Neuberger & Berman INTERNATIONAL Portfolio may enter into futures contracts on currencies, debt securities, interest rates, and securities indices that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange. The Portfolio may purchase and sell futures for BONA FIDE hedging and non-hedging purposes (I.E., in an effort to enhance income) as defined in regulations of the CFTC. The Portfolio may also purchase and write put and call options on such futures contracts for BONA FIDE hedging and non-hedging purposes.


         Neuberger & Berman INTERNATIONAL Portfolio may sell futures contracts in order to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Portfolio, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Portfolio may purchase futures contracts in order to fix what N&B Management believes to be a favorable price for securities the Portfolio intends to purchase. If a futures contract is purchased by the Portfolio, the value of the contract will tend to change together with changes in the value of such securities. To compensate for differences in historical volatility between positions Neuberger & Berman INTERNATIONAL Portfolio wishes to hedge and the standardized futures contracts available to it, the Portfolio may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.


         With respect to currency futures, Neuberger & Berman INTERNATIONAL Portfolio may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if N&B Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If N&B Management anticipates that a particular currency will rise, Neuberger & Berman INTERNATIONAL Portfolio may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in that currency and which the Portfolio intends to purchase. The Portfolio may also purchase a currency futures contract or a call option thereon for non-hedging purposes when N&B Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Portfolio.

                  A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

                  U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


                  Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by Neuberger & Berman INTERNATIONAL Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.


                  "Margin" with respect to a futures contract is the amount of assets that must be deposited by Neuberger & Berman SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing their NAVs, Neuberger & Berman SOCIALLY RESPONSIVE and INTERNATIONAL Portfolios mark to market the value of their open futures positions. Each Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.


                  An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.


                  Although each of Neuberger & Berman SOCIALLY RESPONSIVE and INTERNATIONAL Portfolios believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

                  Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

                  Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by Neuberger & Berman SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


                  CALL OPTIONS ON SECURITIES (ALL PORTFOLIOS). Neuberger & Berman SOCIALLY RESPONSIVE and INTERNATIONAL Portfolios may write covered call options and may purchase call options on securities. Each of the other Portfolios may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's
NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


                  When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

                  Each Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the

Portfolios will not do) but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

                  If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

                  When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to offset a previously written call option. Neuberger & Berman SOCIALLY RESPONSIVE Portfolio also may purchase a call option to protect against an increase in the price of securities it intends to purchase. Neuberger & Berman INTERNATIONAL Portfolio may purchase call options for hedging or non-hedging purposes.


                  PUT OPTIONS ON SECURITIES (NEUBERGER & BERMAN SOCIALLY RESPONSIVE AND INTERNATIONAL Portfolios). Each of these Portfolios may write and purchase put options on securities. Generally, the purpose of writing and purchasing these options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs). However, Neuberger & Berman INTERNATIONAL Portfolio also may use put options for non-hedging purposes.


                  Neuberger & Berman SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.


                  When Neuberger & Berman SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Portfolio might purchase a put option in order to protect itself against a decline in the market value of a security it owns.


                  Portfolio securities on which put options may be written and purchased by Neuberger & Berman SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, a Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.


                  GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. Neuberger & Berman INTERNATIONAL Portfolio also may purchase European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.


                  Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Neuberger & Berman INTERNATIONAL Portfolio also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee. Thus, when a Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions.

                  The assets used as cover (or held in a segregated account) for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                  The premium received (or paid) by a Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.





                  Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger & Berman SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


                  A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.


                  A Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger & Berman SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.




                  The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

                  PUT AND CALL OPTIONS ON SECURITIES INDICES (NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Portfolio's securities or securities the Portfolio intends to buy. The Portfolio may write securities index options to close out positions in such options that it has purchased. The Portfolio currently does not expect to invest a substantial portion of its assets in securities index options.


                  Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges. All securities index options purchased by the Portfolio will be listed and traded on an exchange.


                  The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.





                  Securities  index  options  have   characteristics  and  risks
similar to those of securities options, as discussed herein.

                  FOREIGN CURRENCY TRANSACTIONS (ALL PORTFOLIOS). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). Neuberger & Berman INTERNATIONAL Portfolio also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.


                  The Portfolios (other than Neuberger & Berman INTERNATIONAL Portfolio) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


                  Neuberger & Berman INTERNATIONAL Portfolio may enter into forward contracts for hedging or non-hedging purposes. When the Portfolio engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Portfolio to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. Neuberger & Berman INTERNATIONAL Portfolio may also purchase and sell forward contracts for non-hedging purposes when N&B Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Portfolio's investment portfolio.


                  Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.





                  At the consummation of a forward contract to sell currency, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.





                  N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.


         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. If a Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Portfolio may experience delays in the settlement of its foreign currency transactions.





                  Neuberger & Berman INTERNATIONAL Portfolio may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Portfolio may invest in securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Portfolio's ability to prevent potential losses. In addition, Neuberger & Berman International Portfolio may invest in securities denominated in other currency baskets.





                  OPTIONS ON FOREIGN CURRENCIES (ALL PORTFOLIOS). Each Portfolio may write and purchase covered call and put options on foreign currencies. A Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, Neuberger & Berman INTERNATIONAL Portfolio may purchase put and call options on foreign currencies for non-hedging purposes when N&B Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Portfolio. The Portfolio may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.


                  Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.





                  REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent a Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets. The Portfolios (except Neuberger & Berman SOCIALLY RESPONSIVE and INTERNATIONAL Portfolios) do not intend to invest in futures contracts and options thereon during the coming year.


                  COVER FOR FINANCIAL INSTRUMENTS. Each Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.





                  GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Financial Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that a Portfolio's use of Financial Instruments will be successful.


                  Each Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if its corresponding Fund is to continue to qualify as a RIC. See "Additional Tax Information." Hedging instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.


                  SHORT SALES (NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may enter into short sales of securities. Under applicable guidelines of the SEC staff, if the Portfolio engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Portfolio replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.


                  The effect of short selling on the Portfolio is similar to the effect of leverage. Short selling may amplify changes in the Portfolio's and Neuberger & Berman INTERNATIONAL Fund's NAVs. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Portfolio.


                  FIXED INCOME SECURITIES (ALL PORTFOLIOS). While the emphasis of the Portfolios' investment programs is on common stocks and other equity securities, the Portfolios may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). In addition, Neuberger & Berman PARTNERS Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities.


                  Neuberger & Berman INTERNATIONAL Portfolio may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities. Foreign debt securities are subject to risks similar to those of other foreign securities.

                  The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

                  Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger & Berman Partners Portfolio or Neuberger & Berman INTERNATIONAL Portfolio warrants exposure to the additional level of risk.

                  Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio will engage in an orderly disposition of the downgraded securities. Each other Portfolio (except Neuberger & Berman INTERNATIONAL Portfolio) will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger & Berman PARTNERS Portfolio). N&B Management will make a determination as to whether Neuberger & Berman INTERNATIONAL Portfolio should dispose of the downgraded securities.

                  COMMERCIAL PAPER (ALL PORTFOLIOS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolios may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality. Neuberger & Berman INTERNATIONAL Portfolio may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

                  Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B

Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

                  ZERO COUPON SECURITIES (NEUBERGER & BERMAN PARTNERS AND NEUBERGER & BERMAN SOCIALLY RESPONSIVE PORTFOLIOS). Each of these Portfolios may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


                  The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, each such Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."


                  The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

                  CONVERTIBLE SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. Convertible debt securities are subject to each Portfolio's investment policies and limitations concerning fixed income securities.

                  The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and its corresponding Fund's ability to achieve their investment objectives.

                  PREFERRED STOCK (ALL PORTFOLIOS). Each Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

                  SWAP AGREEMENTS (NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Portfolio otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.


                  Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. In accordance with SEC staff requirements, the
Portfolio will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

NEUBERGER & BERMAN FOCUS PORTFOLIO - DESCRIPTION OF ECONOMIC SECTORS.

                  Neuberger & Berman FOCUS Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

                  (1) AUTOS AND  HOUSING  SECTOR:  Companies  engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

                  (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

                  (3) DEFENSE AND AEROSPACE SECTOR: Companies engaged in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

                  (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

                  (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

                  (6) HEALTH CARE SECTOR: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

                  (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

                  (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.

                  (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector -- for example, video and electronic games -- may become obsolete quickly. Additionally, companies engaged in television and radio broadcast are subject to government regulation.

                  (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

                  (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

                  (12) TRANSPORTATION SECTOR: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

                  (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

NEUBERGER & BERMAN SOCIALLY RESPONSIVE PORTFOLIO - DESCRIPTION OF SOCIAL POLICY

BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

                  In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

                  Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

                  AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

                  LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

                  The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

THE SOCIALLY RESPONSIVE DATABASE

                  Neuberger & Berman, LLC ("Neuberger & Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. N&B Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger & Berman in many categories and then analyzed by N&B Management in the following six categories of corporate responsibility:

                  WORKPLACE DIVERSITY AND EMPLOYMENT. N&B Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. N&B Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, N&B Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. N&B Management also monitors companies' progress and attitudes toward these issues.

                  ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, N&B Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, N&B Management examines their problems in terms of severity, frequency, and elapsed time. N&B Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. N&B Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. N&B Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

                  PRODUCT. N&B Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. N&B Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. N&B Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

                  PUBLIC HEALTH. N&B Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. N&B Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

                  WEAPONS. N&B Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

                  CORPORATE CITIZENSHIP. N&B Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. N&B Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

IMPLEMENTATION OF SOCIAL POLICY

                  Companies deemed acceptable by N&B Management from a financial standpoint are analyzed using Neuberger & Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

                  The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger & Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at N&B Management who interpret the information.

                  In applying the information in the database to stock selection for the Portfolio, N&B Management considers several factors. N&B Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. N&B Management also takes into account any remedial action which has been taken by the company relating to these infractions. N&B Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.


                             PERFORMANCE INFORMATION

                  Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS
-------------------------

                  Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                           P(1+T)[SUPERSCRIPT]n = ERV


                  Average   annual  total  return   smoothes  out   year-to-year
variations in performance and, in that respect, differs from actual year-to-year results.


                  The average annual total returns for Neuberger & Berman MANHATTAN Fund for the one-, five-, and ten-year periods ended August 31, 1997, were +38.75%, +17.55%, and +11.48%, respectively.


                  The average annual total returns for Neuberger & Berman GENESIS Fund for the one- and five-year periods ended August 31, 1997, and for the period from September 27, 1988 (commencement of operations) through August 31, 1997, were +44.32%, +22.22%, and +16.69%, respectively.


                  The average annual total returns for Neuberger & Berman FOCUS Fund for the one-, five-, and ten-year periods ended August 31, 1997, were +43.92%, +21.91%, and +14.38%, respectively.


                  The average annual total returns for Neuberger & Berman GUARDIAN Fund for the one-, five-, and ten-year periods ended August 31, 1997, were +39.69%, +19.89%, and +14.44%, respectively.


                  The average annual total returns for Neuberger & Berman PARTNERS Fund for the one-, five-, and ten-year periods ended August 31, 1997, were +47.11%, +22.46%, and +14.33%, respectively.


                  The average annual total returns for Neuberger & Berman SOCIALLY RESPONSIVE Fund for the one-year period ended August 31, 1997, and for the period from March 16, 1994 (commencement of operations) through August 31, 1997, were +31.96% and +20.03%, respectively.


                  The average annual total returns for Neuberger & Berman INTERNATIONAL Fund for the one-year period ended August 31, 1997, and for the period from June 15, 1994 (commencement of operations) through August 31, 1997, were +24.71% and +13.33%, respectively.





                  Prior to January 5, 1989, the investment policies of Neuberger & Berman FOCUS Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger & Berman FOCUS Fund may be required, under applicable law, to include information reflecting performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not necessarily reflect the level of performance and expenses that would have been experienced had the Fund's current investment policies been in effect.


                  N&B Management may from time to time waive a portion of its fees due from any Fund or Portfolio or reimburse a Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION
-----------------------

                  From time to time each Fund's performance may be compared with:

                  (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

                  (2) recognized stock and other indices,  such as the S&P "500"
         Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(REGISTERED) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $40 million to $2.3 billion, with an average of $451 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $1.6 billion. The EAFE(REGISTERED) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

                  Neuberger & Berman SOCIALLY RESPONSIVE Fund's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

                  Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION
-----------------------------

                  From time to time,  information about a Portfolio's  portfolio
allocation   and  holdings  as  of  a   particular   date  may  be  included  in
Advertisements for the corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type or, in the case of Neuberger & Berman SOCIALLY RESPONSIVE Portfolio, by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

                  N&B Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

                  Investors who may find Neuberger & Berman PARTNERS Fund, Neuberger & Berman GUARDIAN Fund or Neuberger & Berman FOCUS Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

                  Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                  Information regarding the effects of automatic investing and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.




                           CERTAIN RISK CONSIDERATIONS

                  Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

                  The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.

THE TRUST AND EQUITY MANAGERS TRUST:


THE TRUST AND EQUITY MANAGERS TRUST:
-----------------------------------


                                    Positions Held
                                    With the Trust
Name, Age, and                      and Equity
Address(1)                          Managers Trust               Principal Occupation(s)(2)
----------                          --------------               --------------------------
Faith Colish (62)                   Trustee of each              Attorney at Law, Faith
63 Wall Street                      Trust                        Colish, A Professional
24th Floor                                                       Corporation.
New York, NY  10005

Donald M. Cox (75)                  Trustee of each Trust        Retired.  Formerly Senior
435 East 52nd Street                                             Vice President and Direc
New York, NY  10022                                              tor of Exxon Corporation;
                                                                 Director of Emigrant
                                                                 Savings Bank.

Stanley Egener* (63)                Chairman of the              Principal of Neuberger &
                                    Board, Chief                 Berman; President and
                                    Executive Offi               Director of N&B
                                    cer, and Trustee             Management; Chairman of
                                    of each Trust                the Board, Chief Executive
                                                                 Officer and Trustee of
                                                                 eight   other   mutual
                                                                 funds  for  which  N&B
                                                                 Management   acts   as
                                                                 investment  manager or
                                                                 administrator.

Howard A. Mileaf (60)               Trustee of each              Vice President and Special
WHX Corporation                     Trust                        Counsel to WHX Corporation
110 East 59th Street                                             (holding company) since
30th Floor                                                       1992; Director of Kevlin
New York, NY  10022                                              Corporation (manufacturer
                                                                 of microwave and other
                                                                 products).

                                       54




                                    Positions Held
                                    With the Trust
Name, Age, and                      and Equity
Address(1)                          Managers Trust               Principal Occupation(s)(2)
----------                          --------------               --------------------------

Edward I. O'Brien* (69)             Trustee of each              Until 1993, President of
12 Woods Lane                       Trust                        the Securities Industry
Scarsdale, NY 10583                                              Association ("SIA")
                                                                 (securities industry's
                                                                 representative in
                                                                 government relations and
                                                                 regulatory matters at the
                                                                 federal and state levels);
                                                                 until November 1993,
                                                                 employee of the SIA;
                                                                 Director of Legg Mason,
                                                                 Inc.

John T. Patterson, Jr. (69)         Trustee of each              Retired. Formerly,
183 Ledge Drive                     Trust                        President of SOBRO (South
Torrington, CT 06790                                             Bronx Overall Economic
                                                                 Development Corporation).

John P. Rosenthal (64)              Trustee of each              Senior Vice President of
Burnham Securities Inc.             Trust                        Burnham Securities Inc.
Burnham Asset Management Corp.                                   (a registered broker-
1325 Avenue of the Americas                                      dealer) since 1991;
17th Floor                                                       Director, Cancer
New York, NY  10019                                              Treatment Holdings, Inc.

Cornelius T. Ryan (66)              Trustee of each              General Partner of Oxford
Oxford Bioscience Partners          Trust                        Partners and Oxford
315 Post Road West                                               Bioscience Partners (venture
Westport, CT  06880                                              capital partnerships) and
                                                                 President of Oxford Venture
                                                                 Corporation; Director of
                                                                 Capital Cash Management
                                                                 Trust (money market fund)
                                                                 and Prime Cash Fund.


                                       55


                                    Positions Held
                                    With the Trust
Name, Age, and                      and Equity
Address(1)                          Managers Trust               Principal Occupation(s)(2)
----------                          --------------               --------------------------

Gustave H. Shubert (68)             Trustee of each              Senior Fellow/Corporate
13838 Sunset Boulevard              Trust                        Advisor and Advisory Trustee
Pacific Palisades, CA                                            of Rand (a non- profit
90272                                                            public interest research
                                                                 institution) since 1989;
                                                                 Honorary Member of the Board
                                                                 of Overseers of the
                                                                 Institute for Civil Justice,
                                                                 the Policy Advisory
                                                                 Committee of the Clinical
                                                                 Scholars Program at the
                                                                 University of California,
                                                                 the Ameri can Association
                                                                 for the Advancement of
                                                                 Science, the Counsel on
                                                                 Foreign Relations, and the
                                                                 Institute for Strategic
                                                                 Studies (London); advisor to
                                                                 the Program Evaluation and
                                                                 Methodology Division of the
                                                                 U.S. General Accounting
                                                                 Office; formerly Senior Vice
                                                                 President and Trustee of
                                                                 Rand.

Lawrence Zicklin* (61)              President and                Principal of Neuberger &
                                    Trustee of each              Berman; Director of N&B
                                    Trust                        Management; President and/or
                                                                 Trustee of five other mutual
                                                                 funds for which N&B
                                                                 Management acts as
                                                                 investment manager or
                                                                 administrator.

Daniel J. Sullivan (57)             Vice President of            Senior Vice President of
                                    each Trust                   N&B Management since
                                                                 1992;  Vice  President
                                                                 of eight other  mutual
                                                                 funds  for  which  N&B
                                                                 Management   acts   as
                                                                 investment  manager or
                                                                 administrator.


                                       56


                                    Positions Held
                                    With the Trust
Name, Age, and                      and Equity
Address(1)                          Managers Trust               Principal Occupation(s)(2)
----------                          --------------               --------------------------

Michael J. Weiner (50)              Vice President               Senior Vice President of
                                    and Principal                N&B Management since
                                    Financial                    1992; Treasurer of N&B
                                    Officer of each              Management from 1992 to
                                    Trust                        1996; Vice President and
                                                                 Principal Financial
                                                                 Officer of eight other
                                                                 mutual funds for which
                                                                 N&B Management acts as
                                                                 investment manager or
                                                                 administrator.

Claudia A. Brandon (41)             Secretary of each            Vice President of N&B
                                    Trust                        Management;  Secretary
                                                                 of eight other  mutual
                                                                 funds  for  which  N&B
                                                                 Management   acts   as
                                                                 investment  manager or
                                                                 administrator.

Richard Russell (50)                Treasurer and                Vice President of N&B
                                    Principal Ac                 Management since 1993; prior
                                    counting Officer             thereto, Assistant Vice
                                    of each Trust                President of N&B Management;
                                                                 Treasurer and Principal Ac
                                                                 counting Officer of eight
                                                                 other mutual funds for which
                                                                 N&B Management acts as
                                                                 investment manager or
                                                                 administrator.

Stacy Cooper-Shugrue (34)           Assistant Secre              Assistant Vice President of
                                    tary of each                 N&B Management since 1993;
                                    Trust                        prior thereto, employee of
                                                                 N&B Man agement; Assistant
                                                                 Secretary of eight other
                                                                 mutual funds for which N&B
                                                                 Management acts as
                                                                 investment manager or
                                                                 administrator.

                                       57


                                    Positions Held
                                    With the Trust
Name, Age, and                      and Equity
Address(1)                          Managers Trust               Principal Occupation(s)(2)
----------                          --------------               --------------------------

C. Carl Randolph (60)               Assistant Secretary          Principal of Neuberger &
                                    of each Trust                Berman since 1992; Assistant
                                                                 Secretary of eight other
                                                                 mutual funds for which N&B
                                                                 Management acts as
                                                                 investment manager or
                                                                 administrator.

Barbara DiGiorgio (38)              Assistant Treasurer          Assistant Vice President of
                                    of each Trust                N&B Management since 1993;
                                                                 prior thereto, employee of
                                                                 N&B Management; Assistant
                                                                 Treasurer since 1996 of
                                                                 eight other mutual funds for
                                                                 which N&B Management acts as
                                                                 investment manager or
                                                                 administrator.

Celeste Wischerth (36)              Assistant                    Assistant Vice President of
                                    Treasurer of each            N&B Management since 1994;
                                    Trust                        prior thereto, employee of
                                                                 N&B Management; Assistant
                                                                 Treasurer since 1996 of
                                                                 eight other mutual funds for
                                                                 which N&B Management acts as
                                                                 investment manager or
                                                                 administrator.


GLOBAL MANAGERS TRUST:
---------------------

                                   Positions Held
Name, Age, and                     with Global               Principal
Address(1)                         Managers Trust            Occupation(s)(2)
----------                         --------------            ----------------

Stanley Egener* (63)               Chairman of the           (See above)
                                   Board, Chief
                                   Executive Officer
                                   and Trustee

                                   Positions Held
Name, Age, and                     with Global               Principal
Address(1)                         Managers Trust            Occupation(s)(2)
----------                         --------------            ----------------

Howard A. Mileaf (60)              Trustee                   (See above)
WHX Corporation
110 East 59th Street
30th Floor
New York, NY  10022

John T. Patterson, Jr. 69)         Trustee                   (See above)
183 Ledge Drive
Torrington, CT 06790


John P. Rosenthal (64)             Trustee                   (See above)
Burnham Securities Inc.
Burnham Asset
Management Corp.
1325 Avenue of the Americas
17th Floor
New York, NY  10019

Lawrence Zicklin (61)              President                 (See above)

Daniel J. Sullivan (57)            Vice President            (See above)

Michael J. Weiner (50)             Vice President and        (See above)
                                   Principal Financial
                                   Officer

Richard Russell (50)               Treasurer and             (See above)
                                   Principal Accounting
                                   Officer

Claudia A. Brandon (41)            Secretary                 (See above)

Stacy Cooper-Shugrue (34)          Assistant Secretary       (See above)

C. Carl Randolph (60)              Assistant Secretary       (See above)

Barbara DiGiorgio (38)             Assistant Treasurer       (See above)

Celeste Wischerth (36)             Assistant Treasurer       (See above)

                                   Positions Held
Name, Age, and                     with Global               Principal
Address(1)                         Managers Trust            Occupation(s)(2)
----------                         --------------            ----------------

Jacqueline Henning (55)            Assistant Treasurer       Managing Director,
                                                             State Street Cayman
                                                             Trust Co., Ltd.
                                                             since 1994;
                                                             Assistant Director,
                                                             Morgan Grenfell,
                                                             1993-94; Bank of
                                                             Nova Scotia Trust
                                                             Co. (Cayman) Ltd.,
                                                             Managing Director,
                                                             1988-93.

Lenore Joan McCabe (36)            Assistant Secretary       Operations
                                                             Supervisor, State
                                                             Street Cayman Trust
                                                             Co., Ltd.; Project
                                                             Manager, State
                                                             Street Canada,
                                                             Inc., 1992-94.

--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons of each Trust by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person of the Trust and Equity Managers Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which N&B Management serves as investment manager.

                  The Trust's Trust Instrument and each Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.




                  The following table sets forth information concerning the compensation of the trustees of the Trust. None of the Neuberger & Berman Funds(REGISTERED) has any retirement plan for its trustees.


                                    TABLE OF COMPENSATION

                                FOR FISCAL YEAR ENDED 8/31/97


                                                          Total Compensation
                                                           from Investment
                                        Aggregate         Companies in the
 Name and Position with               Compensation      Neuberger & Berman Fund
 the Trust                           from the Trust     Complex Paid to Trustees
 ----------------------              --------------     ------------------------

 Faith Colish                          $ 12,331                $ 64,000
 Trustee                                                 (5 other investment
                                                              companies)

 Donald M. Cox                         $ 12,331                $ 31,000
 Trustee                                                 (3 other investment
                                                              companies)

 Stanley Egener                        $      0                  $ 0
 Chairman of the Board,                                  (9 other investment
 Chief Executive                                               companies)
 Officer, and Trustee

 Alan R. Gruber,                       $ 8,295                $ 20,000
 Trustee, and
 The Estate of                                           (3 other investment
 Alan R. Gruber                                               companies)

 Howard A. Mileaf                      $ 12,538               $ 33,500
 Trustee                                                 (4 other investment
                                                              companies)

 Edward I. O'Brien                     $ 13,962               $ 34,000
 Trustee                                                 (3 other investment
                                                              companies)

                                                           Total Compensation
                                                           from Investment
                                        Aggregate          Companies in the
 Name and Position with               Compensation      Neuberger & Berman Fund
 the Trust                           from the Trust     Complex Paid to Trustees
 ----------------------              --------------     ------------------------

 John T. Patterson, Jr.                $ 13,962                    $ 37,500
 Trustee                                                     (4 other investment
                                                                  companies)

 John P. Rosenthal                     $ 12,331                    $ 32,500
 Trustee                                                     (4 other investment
                                                                  companies)

 Cornelius T. Ryan                     $ 12,538                    $ 30,500
 Trustee                                                     (3 other investment
                                                                  companies)

 Gustave H. Shubert                    $ 12,538                    $ 30,500
 Trustee                                                     (3 other investment
                                                                  companies)

 Lawrence Zicklin                      $      0                      $ 0
 President and Trustee                                       (5 other investment
                                                                  companies)


                  At November 28, 1997, the trustees and officers of the Trust and the corresponding Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund (except Neuberger & Berman INTERNATIONAL Fund). As of that date, the trustees and officers of the Trust and Global Managers Trust, as a group, owned 2.84% of the outstanding shares of Neuberger & Berman INTERNATIONAL Fund.


                      INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------

                  Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the investment manager to all the Portfolios (except Neuberger & Berman INTERNATIONAL Portfolio) pursuant to a management agreement with Equity Managers Trust, dated as of August 2, 1993 ("EMT Management Agreement"). The EMT Management Agreement was approved by the holders of the interests in all the Portfolios (except Neuberger & Berman SOCIALLY RESPONSIVE Portfolio) on August 2, 1993, and by the holders of the interests in Neuberger & Berman SOCIALLY RESPONSIVE Portfolio on March 9, 1994. That Portfolio was authorized to become subject to the EMT Management Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994. N&B Management serves as the investment manager to Neuberger & Berman

INTERNATIONAL Portfolio pursuant to a management agreement with Global Managers Trust, dated as of November 1, 1995 ("GMT Management Agreement"). The GMT Management Agreement was approved by the holders of the interests in Neuberger & Berman INTERNATIONAL Portfolio on October 26, 1995. That Portfolio was authorized to become subject to the GMT Management Agreement by vote of the Portfolio Trustees on August 8, 1995, and became subject to it on November 1, 1995.

                  The EMT Management Agreement and GMT Management Agreement ("Management Agreements") provide, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreements permit N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreements also specifically permit N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to pay a material amount of such compensation.

                  N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Managers Trusts who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

                  N&B Management provides facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated May 1, 1995, as amended on August 2, 1997 ("Administration Agreement"). Neuberger & Berman INTERNATIONAL Fund was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on August 11, 1995, and became subject to it on November 1, 1995. For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.

                  Under the Administration Agreement, N&B Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

                  From time to time, N&B Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

                  Because Neuberger & Berman INTERNATIONAL Portfolio has its principal offices in the Cayman Islands, Global Managers Trust has entered into an Administrative Services Agreement with State Street Cayman Trust Company Ltd. ("State Street Cayman"), Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, British West Indies, effective August 31, 1994. Under the Administrative Services Agreement, State Street Cayman provides sufficient personnel and suitable facilities for the principal offices of Neuberger & Berman INTERNATIONAL Portfolio and provides certain administrative, fund accounting, and transfer agency services with respect to that Portfolio. The Administrative Services Agreement terminates if assigned by State Street Cayman; however, State Street Cayman is permitted to, and does, employ an affiliate, State Street Canada, Inc., to perform certain accounting functions.

                  Prior to November 1, 1995, Neuberger & Berman INTERNATIONAL Portfolio was advised by BNP-N&B Global Asset Management, L.P. ("BNP-N&B Global"), a joint venture of Banque Nationale de Paris ("BNP") and Neuberger & Berman, pursuant to an investment advisory agreement dated June 15, 1994. During that period, BNP-N&B Global voluntarily reimbursed the Portfolio to the extent that its operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceeded 0.70% per annum of the Portfolio's average daily net assets. N&B Management provided the Portfolio with administrative services pursuant to a separate administration agreement dated June 15, 1994. Prior to November 1, 1995, N&B Management provided similar services to the Fund pursuant to an administration agreement dated June 15, 1994 and amended May 1, 1995.


                  During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman MANHATTAN Fund accrued management and administration fees of

$4,249,498, $4,716,468 and $3,685,282, respectively. During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman GENESIS Fund accrued management and administration fees of $4,174,636, $1,535,678 and $1,155,623, respectively. From May 1, 1995 to December 15, 1997, N&B Management voluntarily waived a portion of the management fee borne by Neuberger & Berman GENESIS Portfolio to reduce the fee by 0.10% per annum of the average daily net assets of that Portfolio. During the fiscal years ended August 31, 1997 and 1996 and the period from May 1, 1995 to August 31, 1995, N&B Management waived $385,721, $138,187 and $35,769, respectively, of management fees that otherwise would have been borne indirectly by Neuberger & Berman GENESIS Fund. During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman FOCUS Fund accrued management and administration fees of $9,279,747, $8,144,099 and $5,114,879, respectively. During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman GUARDIAN Fund accrued management and administration fees of $40,024,744, $32,628,373 and $18,549,364, respectively. During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman PARTNERS Fund accrued management and administration fees of $17,596,503, $13,049,313 and $9,233,615, respectively.


                  During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman SOCIALLY RESPONSIVE Fund accrued management and administration fees of $383,500, $145,742 and $37,197, respectively. Until December 31, 1997, N&B Management has voluntarily undertaken to reimburse Neuberger & Berman SOCIALLY RESPONSIVE Fund for its Total Operating Expenses (as defined in the Prospectus) which exceed 1.50% per annum of the Fund's average daily net assets. For the fiscal years ended August 31, 1997, 1996, and 1995, N&B Management reimbursed that Fund for $0, $34,074 and $78,940, respectively, of expenses. Neuberger & Berman SOCIALLY RESPONSIVE Fund has in turn agreed to repay N&B Management through March 14, 1998, for the excess Total Operating Expenses that N&B Management reimbursed to the Fund through March 14, 1996, so long as the Fund's Total Operating Expenses during that period do not exceed the above expense limitation. During the fiscal year ended August 31, 1997,
Neuberger & Berman SOCIALLY RESPONSIVE Fund repaid N&B Management $131,041 of expenses that N&B Management reimbursed to the Fund through March 14, 1996. As of August 31, 1997, Neuberger & Berman SOCIALLY RESPONSIVE Fund has repaid N&B Management for all such expenses. During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman INTERNATIONAL Fund accrued advisory or management and administration fees of $998,616, $469,310 and $317,147, respectively. For those same periods, N&B Management (and, for periods prior to November 1, 1995, BNP-N&B Global) reimbursed that Fund for $0, $282,021 and

$407,108, respectively, in expenses. During the fiscal year ended August 31, 1997, Neuberger & Berman INTERNATIONAL Fund repaid N&B Management $13,955 of expenses that N&B Management reimbursed to the Fund through December 31, 1996.


                  Prior to May 1, 1995, the shareholder services described above were provided pursuant to a separate agreement between the Trust and N&B Management. As compensation for these services, each Fund paid N&B Management a monthly fee calculated at the annual rate of 0.04% of the average daily net assets of that Fund. During the period from September 1, 1994 to April 30, 1995, the Funds paid and accrued the following amounts for these services: Neuberger & Berman MANHATTAN Fund - $127,079, Neuberger & Berman GENESIS Fund - $29,930, Neuberger & Berman FOCUS Fund - $169,437, Neuberger & Berman GUARDIAN Fund - $670,627, Neuberger & Berman Partners Fund - $340,751, Neuberger & Berman SOCIALLY RESPONSIVE Fund - $1,085, and Neuberger & Berman INTERNATIONAL Fund - $4,178.


                  The Management Agreements continue until August 2, 1998. The Management Agreements are renewable thereafter from year to year with respect to each Portfolio, so long as their continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or the corresponding Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio
Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues until August 2, 1998. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.


                  The Management Agreements are terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by the corresponding Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER
-----------
                  N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio (except Neuberger & Berman INTERNATIONAL Portfolio) pursuant to a sub-advisory agreement dated August 2, 1993 ("EMT Sub-Advisory Agreement"). The EMT Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except Neuberger & Berman SOCIALLY RESPONSIVE Portfolio) on August 2, 1993, and by the holders of the interests in Neuberger & Berman SOCIALLY RESPONSIVE Portfolio on March 9, 1994. That Portfolio was authorized to become subject to the EMT Sub-Advisory Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994. N&B Management retains Neuberger & Berman as sub-adviser with respect to Neuberger & Berman INTERNATIONAL Portfolio pursuant to a sub-advisory agreement dated November 1, 1995 ("GMT Sub-Advisory Agreement"). The GMT Sub-Advisory Agreement was approved by the holders of the interests in Neuberger & Berman INTERNATIONAL Portfolio on October 26, 1995. That Portfolio was authorized to become subject to the GMT Sub-Advisory Agreement by vote of the Portfolio Trustees on August 8, 1995, and became subject to it on November 1, 1995.

                  The EMT Sub-Advisory Agreement and GMT Sub-Advisory Agreement ("Sub-Advisory Agreements") provide in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreements provide that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


                  The Sub-Advisory Agreements continue until August 2, 1998 and are renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreements. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to each Portfolio if they are assigned or if the Management Agreement terminates with respect to that Portfolio.

                  Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED
----------------------------

                  As of September 30, 1997, the investment companies managed by N&B Management had aggregate net assets of approximately $21.2 billion. N&B Management currently serves as investment manager of the following investment companies:


                                                              Approximate
                                                              Net Assets at
Name                                                          September 30, 1997
----                                                          ------------------

Neuberger & Berman Cash Reserves Portfolio.........................$667,531,894
      (investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio.......................$248,190,672
      (investment portfolio for Neuberger & Berman Government Money Fund)

Neuberger & Berman Limited Maturity Bond Portfolio..................$295,393,823
      (investment  portfolio for Neuberger & Berman Limited Maturity
       Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)
Neuberger & Berman Municipal Money Portfolio........................$146,706,408
      (investment portfolio for Neuberger & Berman Municipal Money Fund)

Neuberger & Berman Municipal Securities Portfolio....................$31,573,660
      (investment portfolio for Neuberger & Berman Municipal Securities Trust)

Neuberger & Berman Ultra Short Bond Portfolio........................$62,627,463
      (investment  portfolio  for  Neuberger & Berman Ultra Short Bond Fund and
       Neuberger & Berman Ultra Short Bond Trust)

Neuberger & Berman Focus Portfolio................................$1,661,565,204
      (investment  portfolio  for  Neuberger & Berman Focus Fund,  Neuberger
       & Berman  Focus Trust and  Neuberger & Berman Focus Assets)

Neuberger & Berman Genesis Portfolio..............................$1,491,048,221
      (investment  portfolio for Neuberger & Berman Genesis Fund,  Neuberger
       & Berman Genesis Trust and Neuberger & Berman Genesis Assets)

Neuberger & Berman Guardian Portfolio...........................  $9,123,101,599
      (investment  portfolio for Neuberger & Berman Guardian Fund,  Neuberger
       & Berman Guardian Trust and Neuberger & Berman Guardian Assets)

Neuberger & Berman International Portfolio..........................$127,016,071
      (investment portfolio for Neuberger & Berman International Fund and Neuberger & Berman International Trust)

Neuberger & Berman Manhattan Portfolio..............................$655,156,471
      (investment  portfolio  for  Neuberger  & Berman  Manhattan  Fund,
       Neuberger  & Berman  Manhattan  Trust and Neuberger & Berman Manhattan
       Assets)

Neuberger & Berman Partners Portfolio.............................$3,783,754,657
      (investment  portfolio for Neuberger & Berman Partners Fund,
       Neuberger & Berman Partners Trust and Neuberger & Berman Partners Assets)

Neuberger & Berman Socially Responsive..............................$274,230,723
      Portfolio (investment portfolio for Neuberger & Berman Socially
                Responsive Fund, Neuberger & Berman Socially Responsive Trust and Neuberger & Berman NYCDC Socially Responsive Trust)

Advisers Managers Trust............................$2,651,503,613 (seven series)




                  The investment decisions concerning the Portfolios and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

                  There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

                  The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolios, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT
----------------------------------------

                  The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant

Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger & Berman.


                  Mr. Egener is a trustee and officer of the Trust and the Managers Trusts. Mr. Zicklin is a trustee of the Trust and Equity Managers Trust and an officer of the Trust and the Managers Trusts. Messrs. Russell, Sullivan, and Weiner, and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

                  All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                            DISTRIBUTION ARRANGEMENTS

                  N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

                  The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.

                  The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 1998. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreements.


                         ADDITIONAL PURCHASE INFORMATION

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING
---------------------------------------------

                  Shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

                  Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                         ADDITIONAL EXCHANGE INFORMATION

                  As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other Funds or the Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

INCOME FUNDS
------------

Neuberger & Berman                A U.S.  Government  money  market fund seeking
Government Money Fund             maximum  safety and  liquidity and the highest
                                  available  current income.  The  corresponding
                                  portfolio   invests  only  in  U.S.   Treasury
                                  obligations and other money market instruments

INCOME FUNDS
------------


                                  backed by the full faith and credit of the United States. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger & Berman                A  money   market  fund  seeking  the  highest
Cash Reserves                     current  income  consistent  with  safety  and
                                  liquidity. The corresponding portfolio invests in high-quality money market instruments. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger & Berman                Seeks the highest  current  income  consistent
Limited Maturity Bond Fund        with low risk to principal and liquidity  and,
                                  secondarily,  total return.  The corresponding
                                  portfolio    invests   in   debt   securities,
                                  primarily investment grade; maximum 10% below investment grade, but no lower than B.*/
                                  Maximum average duration of four years.

MUNICIPAL FUNDS
---------------

Neuberger & Berman                A  money   market  fund  seeking  the  maximum
Municipal Money Fund              current income exempt from federal income tax,
                                  consistent  with  safety  and  liquidity.  The
                                  corresponding     portfolio     invests     in
                                  high-quality, short-term municipal securities.
                                  It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger & Berman                Seeks high current  tax-exempt income with low
Municipal  Securities             risk to principal,  limited price fluctuation,
Trust                             and liquidity and, secondarily,  total return.
                                  The   corresponding   portfolio   invests   in
                                  investment grade municipal securities. Maximum average duration of 10 years.




------------------------
*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by N&B Management to be of comparable quality.

                  Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future.

                  Fund shareholders who are considering exchanging shares into any of the Income or Municipal Funds should note that each such fund (1) is a series of a Delaware business trust (named "Neuberger & Berman Income Funds") that is registered with the SEC as an open-end management investment company, and (2) invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

                  Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Income and Municipal Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

                  There can be no assurance that Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves, or Neuberger & Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S.
Government.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------

                  The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND
-------------------

                  Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

                  Each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


                  Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger & Berman GUARDIAN Fund distributes substantially all of its share of Neuberger & Berman GUARDIAN Portfolio's net investment income (after deducting expenses incurred directly by Neuberger & Berman GUARDIAN Fund), if any, near the end of each other calendar quarter.

                  Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

                  A cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.


         Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at the Fund's price on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or distribution checks.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS
---------------------

                  In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

                  The Funds (except Neuberger & Berman SOCIALLY RESPONSIVE and Neuberger & Berman INTERNATIONAL Funds) have received rulings from the Internal Revenue Service ("Service") that each such Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by Neuberger & Berman SOCIALLY RESPONSIVE and Neuberger & Berman INTERNATIONAL Funds, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to those Funds as well.

                  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

                  See the next section for a discussion of the tax consequences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging transactions engaged in by the Portfolios.

TAXATION OF THE PORTFOLIOS
--------------------------

                  The Portfolios (except Neuberger & Berman SOCIALLY RESPONSIVE and Neuberger & Berman INTERNATIONAL Portfolios) have received rulings from the Service to the effect that, among other things, each such Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by Neuberger & Berman SOCIALLY RESPONSIVE and Neuberger & Berman INTERNATIONAL Portfolios, N&B Management believes the reasoning thereof and, hence, their conclusion apply to those Portfolios as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

                  Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

                  Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain or loss may be recognized on a distribution to a Fund that contributed property to a Portfolio (all Funds other than Neuberger & Berman SOCIALLY RESPONSIVE and Neuberger & Berman INTERNATIONAL Funds). A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

                  Dividends and interest received by a Portfolio, and gains realized by a Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                  If more than 50% of the value of Neuberger & Berman INTERNATIONAL Fund's total assets (taking into account its share of Neuberger & Berman INTERNATIONAL Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to the Fund's share of any foreign taxes paid by the Portfolio ("Fund's foreign taxes"). Pursuant to the election, Neuberger & Berman INTERNATIONAL Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents its share of the Portfolio's income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. Neuberger & Berman INTERNATIONAL Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account its share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), beginning in 1998 individual shareholders of the Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


                  A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Portfolio is a U.S. shareholder (effective for the taxable year beginning September 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.


                  If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


                  Effective for taxable years beginning after 1997, a holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Proposed regulations would provide a similar election with respect to the stock of certain PFICs.


                  The Portfolios' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement.





                  Exchange-traded futures contracts, certain forward contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, proposed technical corrections legislation would clarify that the 20% rate applies.


                  Each of  Neuberger & Berman  PARTNERS  and  Neuberger & Berman
SOCIALLY  RESPONSIVE  Portfolios  may acquire  zero coupon  securities  or other securities issued with original issue discount ("OID"). As a holder of those securities, each such Portfolio (and, through it, its corresponding Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each such Fund annually must distribute substantially all of its investment company taxable income (including its share of its corresponding Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS
-----------------------------------

                  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                  Each Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.


                  As described under "How to Sell Shares" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including, after 1997, a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.


                             PORTFOLIO TRANSACTIONS

                  Neuberger & Berman acts as principal broker for each Portfolio (except Neuberger & Berman INTERNATIONAL Portfolio) in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the purchase and sale of options on its securities. Neuberger & Berman may act as broker for Neuberger & Berman INTERNATIONAL Portfolio. A substantial portion of the portfolio transactions of Neuberger & Berman GENESIS Portfolio involves securities traded on the OTC market; that Portfolio purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities.


                  During the fiscal year ended August 31, 1995, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $654,982, of which $436,568 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $940,324, of which $543,020 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1997, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $971,026, of which $458,679 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 59.11% of the aggregate dollar amount of transactions involving the payment of commissions, and 47.24% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 92.43% of the $512,347 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $299,598,328) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): General Electric Capital Corp., Merrill, Lynch, Pierce, Fenner & Smith Inc., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $18,100,000 and State Street Bank & Trust Company, N.A., $6,987,488.


                  During the fiscal year ended August 31, 1995, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $199,718, of which


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$118,014 was paid to Neuberger & Berman. During the fiscal year ended August 31,
1996, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $206,150, of which $95,999 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1997, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $860,097, of which $516,040 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 62.57% of the aggregate dollar amount of transactions involving the payment of commissions, and 60.00% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 89.06% of the $344,057 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $128,731,955) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its Regular B/Ds: Chevron Oil Finance Company, General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $40,000,000.


                  During the fiscal  year ended  August 31,  1995,  Neuberger  &
Berman FOCUS Portfolio paid brokerage commissions of $1,031,245, of which $617,957 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $1,165,851, of which $583,212 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1997, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $1,825,493, of which $920,202 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 55.85% of the aggregate dollar amount of transactions involving the payment of commissions, and 50.41% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 80.39% of the $905,291 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $398,888,691) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill, Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley, Dean Witter, Discover & Co., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $46,120,000; Merrill, Lynch, Pierce, Fenner & Smith Inc., $35,055,000; and Morgan Stanley, Dean Witter, Discover & Co., $27,397,563.


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



                  During the fiscal year ended August 31, 1995, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $3,751,206, of which $2,521,523 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $6,886,590, of which $3,542,127 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1997, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $8,540,335, of which $4,806,913 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 60.45% of the aggregate dollar amount of transactions involving the payment of commissions, and 56.28% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 87.31% of the $3,733,422 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,958,958,289); was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its Regular B/Ds:
Chevron Oil Finance Company, General Electric Capital Corp., Merrill, Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley, Dean Witter, Discover & Co., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $36,480,000; Merrill, Lynch, Pierce, Fenner & Smith Inc., $201,720,000; and Morgan Stanley, Dean Witter, Discover & Co., $178,784,375.


                  During the fiscal year ended August 31, 1995, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $4,608,156, of which $3,092,789 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $4,697,854, of which $2,741,666 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1997, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $5,413,453, of which $3,508,790 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 66.94% of the aggregate dollar amount of transactions involving the payment of commissions, and 64.82% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 89.93% of the $1,904,663 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,164,076,407) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its Regular B/Ds: Chevron Oil Finance Company, General Electric Capital Corp., and State Street Bank and


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



Trust Company, N.A.; at that date, that Portfolio held securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $43,550,000.


                  During the fiscal year ended August 31, 1995, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $138,378, of which $95,964 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $208,834, of which $124,879 was paid to Neuberger & Berman.


                  During the fiscal year ended August 31, 1997, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $305,640, of which $232,238 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 80.59% of the aggregate dollar amount of transactions involving the payment of commissions, and 75.98% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 78.58% of the $73,402 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $30,816,054) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its Regular B/Ds: State Street Bank and Trust Company, N.A.; at that date, that Portfolio held none of the securities of its Regular B/Ds.


                  During the fiscal year ended August 31, 1995, Neuberger & Berman INTERNATIONAL Portfolio paid brokerage commissions of $128,324, of which $4,110 was paid to Neuberger & Berman and $0 was paid to BNP-International Financial Services Corporation (a wholly owned subsidiary of BNP that previously was an affiliate of an affiliate of Neuberger & Berman). During the fiscal year ended August 31, 1996, Neuberger & Berman INTERNATIONAL Portfolio paid brokerage commissions of $183,335, of which $5,485 was paid to Neuberger & Berman and $0 was paid to BNP-International Financial Services Corporation.


                  During the fiscal year ended August 31, 1997, Neuberger & Berman INTERNATIONAL Portfolio paid brokerage commissions of $297,431, of which $5,910 was paid to Neuberger & Berman. Transactions in which the Portfolio used Neuberger & Berman as broker comprised 5.69% of the aggregate dollar amount of transactions involving the payment of commissions, and 1.99% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. Of the $291,521 paid to other brokers by that Portfolio during that fiscal year, 95.22% (representing commissions on transactions involving approximately $72,894,607) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its Regular B/Ds: HSBC Securities, Inc., Societe Generale Securities Corporation, and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: HSBC Securities, Inc., $913,607 and Societe General Securities Corporation, $719,951.

                  Insofar as portfolio transactions of Neuberger & Berman PARTNERS Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger & Berman MANHATTAN Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolios to brokers (including Neuberger & Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

                  Portfolio securities are, from time to time, loaned by a Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolio to Neuberger & Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger & Berman is to be determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from a Portfolio in order to re-lend them to others, Neuberger & Berman may be required to pay that Portfolio, on a quarterly basis, certain of the earnings that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If, in any month, a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse that Portfolio for such loss.


                  During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman MANHATTAN Portfolio earned interest income of $988,931, $301,788, and $507,239, respectively, from the collateralization of securities


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



loans, from which Neuberger & Berman was paid $326,403, $186,163 and $270,594, respectively.


                  During the fiscal  year ended  August 31,  1997,  Neuberger  &
Berman GENESIS Portfolio earned interest income of $168,552, from the collateralization of securities loans, from which Neuberger & Berman was paid $69,948. During the fiscal years ended August 31, 1996 and 1995, Neuberger & Berman GENESIS Portfolio earned no interest income from the collateralization of securities loans.


                  During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman GUARDIAN Portfolio earned interest income of $4,005,765, $2,427,096 and $1,430,672, respectively, from the collateralization of securities loans, from which Neuberger & Berman was paid $3,523,486, $2,129,341 and $1,252,190, respectively.


                  During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman FOCUS Portfolio earned interest income of $1,053,272, $368,663 and $327,447, respectively, from the collateralization of securities loans, from which Neuberger & Berman was paid $898,127, $330,001 and $291,207, respectively.


                  During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman PARTNERS Portfolio earned interest income of $797,133, $173,908 and $52,410, respectively, from the collateralization of securities loans, from which Neuberger & Berman was paid $688,624, $118,041 and $48,736, respectively.


                  During the fiscal year ended August 31, 1997, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio earned interest income of $80,484, from the collateralization of securities loans, from which Neuberger & Berman was paid $51,639. During the fiscal years ended August 31, 1996 and 1995, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio earned no interest income from the collateralization of securities loans.


                  During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman INTERNATIONAL Portfolio earned no interest income from the collateralization of securities loans.

                  Each Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

                  A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios.

                  In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger & Berman as its broker where, in the judgment of N&B Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.


                  The use of Neuberger & Berman as a broker for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Managers Trusts and N&B Management have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman has agreed to comply with the reporting requirements of
Section 11(a).

                  Under the 1940 Act, commissions paid by a Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

                  A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolios and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

                  To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

                  Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

                  A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of some of the Portfolios and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

                  The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the
Portfolios by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.

         Kent C. Simons and Kevin L. Risen; Judith M. Vale and Robert W. D'Alelio; Valerie Chang; Jennifer K. Silver and Brooke A. Cobb; Michael M. Kassen and Robert I. Gendelman; and Janet W. Prindle, each of whom is a Vice President of N&B Management (except for Ms. Chang, who is an Assistant Vice President) and a principal of Neuberger & Berman (except for Mr. D'Alelio, Mr. Cobb, and Ms. Chang), are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger & Berman FOCUS and Neuberger & Berman GUARDIAN, Neuberger & Berman

GENESIS, Neuberger & Berman INTERNATIONAL, Neuberger & Berman MANHATTAN, Neuberger & Berman PARTNERS, and Neuberger & Berman SOCIALLY RESPONSIVE Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid Saukaitis, each of whom is an Assistant Vice President of N&B Management, will assume responsibility for the portfolio of Neuberger & Berman SOCIALLY RESPONSIVE Portfolio.

PORTFOLIO TURNOVER
------------------

                  A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.


                             REPORTS TO SHAREHOLDERS

                  Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                                  ORGANIZATION

                  The name of Neuberger & Berman FOCUS Fund was "Neuberger & Berman Selected Sectors Fund, Inc." before August 2, 1993; and "Neuberger & Berman Selected Sectors Fund" before January 1, 1995. Prior to January 1, 1995, the name of Neuberger & Berman FOCUS Portfolio was Neuberger & Berman Selected Sectors Portfolio.

                  Before August 2, 1993, the respective names of Neuberger & Berman MANHATTAN Fund, Neuberger & Berman GENESIS Fund, Neuberger & Berman GUARDIAN Fund and Neuberger & Berman PARTNERS Fund were Neuberger & Berman Manhattan Fund, Inc., Neuberger & Berman Genesis Fund, Inc., Neuberger & Berman Guardian Fund, Inc., and Neuberger & Berman Partners Fund, Inc. Prior to November 17, 1995, the name of Neuberger & Berman INTERNATIONAL Portfolio was International Portfolio.

                          CUSTODIAN AND TRANSFER AGENT

                  Each Fund and Portfolio has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. In addition, State Street serves as transfer agent for each Portfolio (except Neuberger & Berman INTERNATIONAL Portfolio). State Street Cayman serves as transfer agent for Neuberger & Berman INTERNATIONAL Portfolio.


                        INDEPENDENT AUDITORS/ACCOUNTANTS

                  Each Fund and Portfolio (other than Neuberger & Berman INTERNATIONAL Portfolio, Neuberger & Berman MANHATTAN Fund and Portfolio, and Neuberger & Berman SOCIALLY RESPONSIVE Fund and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger & Berman INTERNATIONAL Portfolio has selected Ernst & Young, Shedden Road, George Town, Grand Cayman, Cayman Islands, British West Indies as the independent auditors who will audit its financial statements. Neuberger & Berman MANHATTAN Fund and Portfolio and Neuberger & Berman SOCIALLY RESPONSIVE Fund and Portfolio have selected Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                  LEGAL COUNSEL

                  Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                  The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at December 1, 1997:

                                                            Percentage of
                                                             Ownership at
                           Name And Address               December 1, 1997
                           ----------------               ----------------

Neuberger & Berman        Charles Schwab & Co., Inc.*            7.23%
MANHATTAN Fund            Attn:  Mutual Funds Dept.
                          101 Montgomery Street
                          San Francisco, CA 94104-4122

Neuberger & Berman        Charles Schwab & Co., Inc.*           38.04%
GENESIS Fund              Attn:  Mutual Funds Dept.
                          101 Montgomery Street
                          San Francisco, CA 94104-4122

Neuberger & Berman        Charles Schwab & Co., Inc.*           26.43%
GUARDIAN Fund             Attn:  Mutual Funds Dept.
                          101 Montgomery Street
                          San Francisco, CA 94104-4122

Neuberger & Berman        Charles Schwab & Co., Inc.*           17.25%
PARTNERS Fund             Attn:  Mutual Funds Dept.
                          101 Montgomery Street
                          San Francisco, CA 94104-4122

                          Nationwide Life Insurance Co.          6.51%
                          QPVA
                          c/o IPO Portfolio Accounting
                          P.O. Box 182029
                          Columbus, OH 43218-2029

Neuberger & Berman        Charles Schwab & Co., Inc.*           34.00%
SOCIALLY                  Attn:  Mutual Funds Dept.
RESPONSIVE Fund           101 Montgomery Street
                          San Francisco, CA 94104-4122

Neuberger & Berman        Charles Schwab & Co., Inc.*           14.07%
FOCUS Fund                Attn:  Mutual Funds Dept.
                          101 Montgomery Street
                          San Francisco, CA 94104-4122

Neuberger & Berman        Charles Schwab & Co., Inc.*           10.71%
INTERNATIONAL Fund        Attn:  Mutual Funds Dept.
                          101 Montgomery Street
                          San Francisco, CA  94104-4122

                          Neuberger & Berman*                    9.45%
                          11 Broadway, 12th Floor
                          New York, NY 10004-1303
                          Operations Control

                                                            Percentage of
                                                             Ownership at
                           Name And Address               December 1, 1997
                           ----------------               ----------------

                          Town of Cheshire                       5.40%
                          Retirement Plan
                          Director of Finance
                          Town of Cheshire
                          84 South Main St.
                          Cheshire, CT 06410-3108





---------------------------

* Charles Schwab & Co., Inc. and Neuberger & Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts unless disclosure is expressly required by law.


                             REGISTRATION STATEMENT

                  This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

                  Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

                  The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 1997:


                  The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended August 31, 1997, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger

                  & Berman GENESIS Fund and Portfolio, Neuberger & Berman GUARDIAN Fund and Portfolio, Neuberger & Berman PARTNERS Fund and Portfolio, Neuberger & Berman FOCUS Fund and Portfolio, and Neuberger & Berman INTERNATIONAL Fund; the report of Ernst & Young, independent auditors, with respect to such audited financial statements of Neuberger & Berman INTERNATIONAL Portfolio; and the reports of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements of Neuberger & Berman MANHATTAN Fund and Portfolio and Neuberger & Berman SOCIALLY RESPONSIVE Fund and Portfolio.

                                                                     Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

                 S&P corporate bond ratings:
                 --------------------------

                  AAA - Bonds rated AAA have the highest rating assigned by S&P.
                  ---
Capacity to pay interest and repay principal is extremely strong.

                  AA -  Bonds  rated  AA  have a  very  strong  capacity  to pay
                  --
interest and repay principal and differ from the higher rated issues only in small degree.

                  A - Bonds rated A have a strong  capacity to pay  interest and
                  -
repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                  BBB - Bonds  rated BBB are  regarded  as  having  an  adequate
                  ---
capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC,  CC, C - Bonds  rated  BB, B, CCC,  CC,  and C are
                  ------------------
regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  CI - The rating CI is  reserved  for income  bonds on which no
                  --
interest is being paid.

                  D - Bonds  rated D are in  default,  and  payment of  interest
                  -
and/or repayment of principal is in - arrears.

                  PLUS (+) OR MINUS (-) - The  ratings  above may be modified by
                  ---------------------
the addition of a plus or minus sign to show relative standing within the major categories.

                  Moody's corporate bond ratings:
                  ------------------------------

                  Aaa - Bonds  rated Aaa are  judged to be of the best  quality.
                  ---
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

                  Aa- Bonds  rated Aa are  judged to be of high  quality by all
                  --
standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                  A - Bonds rated A possess many favorable investment attributes
                  -
and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                  - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                  S&P commercial paper ratings:

                  A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                  Moody's commercial paper ratings

                  Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

                  -     Leading market positions in well-established industries.

                  -     High rates of return on funds employed.

                  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                         NEUBERGER & BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 77 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)       Financial Statements:

          The audited financial statements contained in the Annual Report to Shareholders of the Registrant for the fiscal year ended August 31, 1997, for Neuberger & Berman Equity Funds (with respect to Neuberger & Berman Focus Fund, Neuberger & Berman Genesis Fund, Neuberger & Berman Guardian Fund, Neuberger & Berman International Fund, Neuberger & Berman Manhattan Fund, Neuberger & Berman Partners Fund, and Neuberger & Berman Socially Responsive Fund), Equity Managers Trust (with respect to Neuberger & Berman Focus Portfolio, Neuberger & Berman Genesis Portfolio, Neuberger & Berman Guardian Portfolio, Neuberger & Berman Manhattan Portfolio, Neuberger & Berman Partners Portfolio, and Neuberger & Berman Socially Responsive Portfolio) and Global Managers Trust (with respect to Neuberger & Berman International Portfolio) and the reports of the independent auditors/accountants are incorporated into the Statement of Additional Information by reference.

          Included in Part A of this Post-Effective Amendment:

               FINANCIAL HIGHLIGHTS for Neuberger & Berman Focus Fund, Neuberger & Berman Genesis Fund, Neuberger & Berman Guardian Fund, Neuberger & Berman International Fund, Neuberger & Berman Manhattan Fund, Neuberger & Berman Partners Fund, and Neuberger & Berman Socially Responsive Fund, for the periods indicated therein.

(b)     Exhibits:

           Exhibit
           NUMBER                              DESCRIPTION
           ------                              -----------

           (1)    (a)           Certificate of Trust.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582, Edgar Accession No.
                                0000898432-95-000314.

                  (b) Trust Instrument of Neuberger & Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No.
                                0000898432-95-000314.

                  (c) Schedule A - Current Series of Neuberger & Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

           (2)                  By-laws of Neuberger & Berman Equity Funds.
                                Incorporated by Reference to Post-Effective
                                Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

           (3)                  Voting Trust Agreement.  None.

           (4)    (a)           Trust Instrument of Neuberger & Berman Equity
                                Funds, Articles IV, V, and VI.  Incorporated by
                                Reference to Post-Effective No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582, Edgar Accession No.
                                0000898432-95-000314.

                  (b) By-Laws of Neuberger & Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

           (5)    (a)     (i)   Management Agreement Between Equity Managers
                                Trust and Neuberger & Berman Management
                                Incorporated.  Incorporated by Reference to
                                Post-Effective Amendment No. 70 to Registrant's
                                Registration Statement, File Nos. 2-11357 and
                                811-582, Edgar Accession No.
                                0000898432-95-000314.

                          (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Management Agreement.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

           Exhibit
           NUMBER                              DESCRIPTION
           ------                              -----------

                  (b)     (i)   Sub-Advisory Agreement Between Neuberger &
                                Berman Management Incorporated and Neuberger &
                                Berman, LLC with Respect to Equity Managers
                                Trust.  Incorporated by Reference to
                                Post-Effective Amendment No. 70 to Registrant's
                                Registration Statement, File Nos. 2-11357 and
                                811-582, Edgar Accession No.
                                0000898432-95-000314.

                          (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No.
                                0000898432-95-000314.

                  (c)     (i)   Management Agreement Between Global Managers
                                Trust and Neuberger & Berman Management
                                Incorporated.  Incorporated by Reference to
                                Post-Effective Amendment No. 74 to Registrant's
                                Registration Statement, File Nos. 2-11357 and
                                811-582, Edgar Accession No.
                                0000898432-95-000426.

                          (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000426.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Management Agreement.  Incorporated by
                                Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File
                                Nos. 2-11357 and 811-582, Edgar Accession
                                No. 0000898432-95-000426.

                  (d)     (i)   Sub-Advisory Agreement Between Neuberger &
                                Berman Management Incorporated and Neuberger &
                                Berman, LLC with Respect to Global Managers
                                Trust.  Incorporated by Reference to
                                Post-Effective Amendment No. 74 to Registrant's
                                Registration Statement, File Nos. 2-11357 and
                                811-582, Edgar Accession
                                No. 0000898432-95-000426.

                          (ii) Schedule A - Series of Global Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession
                                No. 0000898432-95-000426.

           (6)    (a)     Distribution Agreement Between Neuberger & Berman
                          Equity Funds and Neuberger & Berman Management
                          Incorporated.  Filed herewith.

                  (b) Schedule A - Series of Neuberger & Berman Equity Funds Currently Subject to the Distribution Agreement. Filed herewith.

           (7)            Bonus, Profit Sharing or Pension Plans.  None.

           (8)    (a)     Custodian Contract Between Neuberger & Berman Equity
                          Funds and State Street Bank and Trust Company.
                          Incorporated by Reference to Post-Effective Amendment
                          No. 74 to Registrant's Registration Statement, File
                          Nos. 2-11357 and 811-582, Edgar Accession
                          No. 0000898432-95-000426.

           Exhibit
           NUMBER                              DESCRIPTION
           ------                              -----------

                  (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-96-000525.

           (9)    (a)     (i)   Transfer Agency and Service Agreement Between
                                Neuberger & Berman Equity Funds and State
                                Street Bank and Trust Company.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582, Edgar Accession No.
                                0000898432-95-000314.

                          (ii) Agreement Between Neuberger & Berman Equity Funds and State Street Bank and Trust Company Adding Neuberger & Berman International Fund as a Portfolio Governed by the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

                          (iii) First Amendment to Transfer Agency and Service
                                Agreement Between Neuberger & Berman Equity
                                Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

                          (iv) Second Amendment to Transfer Agency and Service Agreement between Neuberger & Berman Equity Funds and State Street Bank and Trust Company. Filed Herewith.

                          (v) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-96-000525.

                  (b)     (i)   Administration Agreement Between Neuberger &
                                Berman Equity Funds and Neuberger & Berman
                                Management Incorporated.  Filed Herewith.

                          (ii) Schedule A - Series of Neuberger & Berman Equity Funds Currently Subject to the Administration Agreement. Filed Herewith.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Administration Agreement.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582, Edgar Accession No. 0000898432-95-000314.

           (10)   (a)     Opinion and Consent of Kirkpatrick & Lockhart LLP on
                          Securities Matters with Respect to Neuberger & Berman
                          Equity Funds.  Filed Herewith.

                  (b) Opinion and Consent of Kirkpatrick & Lockhart LLP with Respect to Neuberger & Berman Socially Responsive Fund. Filed Herewith.

                  (c) Opinion and Consent of Kirkpatrick & Lockhart LLP with Respect to Neuberger & Berman International Fund. Filed Herewith.

           (11)   (a)     Consent of Ernst & Young LLP, Independent Auditors.
                          Filed Herewith.

                  (b) Consent of Ernst & Young, Independent Auditors. Filed Herewith.

                  (c) Consent of Coopers & Lybrand L.L.P., Independent Accountants. Filed Herewith.

           (12)           Financial Statements Omitted from Prospectus.  None.

           (13)           Letter of Investment Intent.  None.

           (14)           Prototype Retirement Plan.  None.

           (15)           Plan Pursuant to Rule 12b-1.  None.

           (16)           Schedule of Computation of Performance Quotations.
                          None.

           (17)           Financial Data Schedule.  Filed Herewith.

           (18)           Plan Pursuant to Rule 18f-3.  None.


Item 25.  Persons Controlled By or Under Common Control with Registrant.
-------   -------------------------------------------------------------

          No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master funds in which it invests, Equity Managers Trust and Global Managers Trust.)

Item 26.  Number of Holders of Securities.
-------   -------------------------------

          The following information is given as of October 31, 1997.

                                                       Number of
          Title of Class                             Record Holders
          --------------                             --------------

          Shares of beneficial interest,
          $0.001 par value, of:

          Neuberger & Berman Focus Fund                  42,368
          Neuberger & Berman Genesis Fund                39,463
          Neuberger & Berman Guardian Fund              133,983
          Neuberger & Berman International Fund           6,894
          Neuberger & Berman Manhattan Fund              39,232
          Neuberger & Berman Partners Fund               79,315
          Neuberger & Berman Socially                     4,021
            Responsive Fund
          =====================================================

Item 27.  Indemnification.
-------   ---------------

          A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

          Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

          Section 9 of the Management Agreements between Neuberger & Berman Management Incorporated ("N&B Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither N&B Management nor any director, officer or employee of N&B Management performing services for the series of the Managers Trusts at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect N&B Management against any liability to the Managers Trusts or any series thereof or their interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trusts.

          Section 1 of the Sub-Advisory Agreements between N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

          Section 12 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that N&B Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) N&B Management's failure to comply with the terms of the Agreement; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

          Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.
-------   ---------------------------------------------------------

          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                    BUSINESS AND OTHER CONNECTIONS
----                    ------------------------------

Claudia A. Brandon      Secretary, Neuberger & Berman Advisers Management Trust;
Vice President, N&B     Secretary, Advisers Managers Trust; Secretary, Neuberger
Management              & Berman Income Funds; Secretary, Neuberger & Berman
                        Income Trust; Secretary, Neuberger & Berman Equity
                        Funds; Secretary, Neuberger & Berman Equity Trust;
                        Secretary, Income Managers Trust; Secretary, Equity
                        Managers Trust; Secretary, Global Managers Trust;
                        Secretary, Neuberger & Berman Equity Assets.

Brooke A. Cobb          Chief Investment Officer, Bainco International
Vice President, N&B     Investors.1  Senior Vice President and Senior Portfolio
Management              Manager, Putnam Investments.2

Stacy Cooper-Shugrue    Assistant Secretary, Neuberger & Berman Advisers
Assistant Vice          Management Trust; Assistant Secretary, Advisers Managers
President,              Trust; Assistant Secretary, Neuberger & Berman Income
N&B Management          Funds; Assistant Secretary, Neuberger & Berman Income
                        Trust; Assistant Secretary, Neuberger & Berman Equity
                        Funds; Assistant Secretary, Neuberger & Berman Equity
                        Trust; Assistant Secretary, Income Managers Trust;
                        Assistant Secretary, Equity Managers Trust; Assistant
                        Secretary, Global Managers Trust; Assistant Secretary,
                        Neuberger & Berman Equity Assets.

Robert W. D'Alelio      Senior Portfolio Manager, Putnam Investments.3
Vice President, N&B
Management

Barbara DiGiorgio,      Assistant Treasurer, Neuberger & Berman Advisers
Assistant Vice          Management Trust; Assistant Treasurer, Advisers Managers
President,              Trust; Assistant Treasurer, Neuberger & Berman Income
N&B Management          Funds; Assistant Treasurer, Neuberger & Berman Income
                        Trust; Assistant Treasurer, Neuberger & Berman Equity
                        Funds; Assistant Treasurer, Neuberger & Berman Equity
                        Trust; Assistant Treasurer, Income Managers Trust;
                        Assistant Treasurer, Equity Managers Trust; Assistant
                        Treasurer, Global Managers Trust; Assistant Treasurer,
                        Neuberger & Berman Equity Assets.

Stanley Egener          Chairman of the Board and Trustee, Neuberger & Berman
President and Director, Advisers Management Trust; Chairman of the Board and
N&B Management;         Trustee, Advisers Managers Trust; Chairman of the Board
Principal, Neuberger &  and Trustee, Neuberger & Berman Income Funds; Chairman
Berman                  of the Board and Trustee, Neuberger & Berman Income
                        Trust; Chairman of the Board and Trustee, Neuberger &
                        Berman Equity Funds; Chairman of the Board and Trustee,
                        Neuberger & Berman Equity Trust; Chairman of the Board and Trustee, Income Managers Trust; Chairman of the
                        Board and Trustee, Equity Managers Trust; Chairman of the Board and Trustee, Global Managers Trust; Chairman of the Board and Trustee, Neuberger & Berman Equity
                        Assets.

Theodore P. Giuliano    President and Trustee, Neuberger & Berman Income Funds;
Vice President and      President and Trustee, Neuberger & Berman Income Trust;
Director, N&B           President and Trustee, Income Managers Trust.
Management;
Principal, Neuberger &
Berman


----------
1 Until 1997.
2 Until 1995.
3 Until 1996.

NAME                    BUSINESS AND OTHER CONNECTIONS
----                    ------------------------------


C. Carl Randolph        Assistant Secretary, Neuberger & Berman Advisers
Principal, Neuberger &  Management Trust; Assistant Secretary, Advisers Managers
Berman                  Trust; Assistant Secretary, Neuberger & Berman Income
                        Funds; Assistant Secretary, Neuberger & Berman Income
                        Trust; Assistant Secretary, Neuberger & Berman Equity
                        Funds; Assistant Secretary, Neuberger & Berman Equity
                        Trust; Assistant Secretary, Income Managers Trust;
                        Assistant Secretary, Equity Managers Trust; Assistant
                        Secretary, Global Managers Trust; Assistant Secretary,
                        Neuberger & Berman Equity Assets.

Richard Russell         Treasurer, Neuberger & Berman Advisers Management Trust;
Vice President,         Treasurer, Advisers Managers Trust; Treasurer, Neuberger
N&B Management          & Berman Income Funds; Treasurer, Neuberger & Berman
                        Income Trust; Treasurer, Neuberger & Berman Equity
                        Funds; Treasurer, Neuberger & Berman Equity Trust;
                        Treasurer, Income Managers Trust; Treasurer, Equity
                        Managers Trust; Treasurer, Global Managers Trust;
                        Treasurer, Neuberger & Berman Equity Assets.

Ingrid Saukaitis        Project Director, Council on Economic Priorities.4
Assistant Vice
President,
N&B Management

Jennifer K. Silver      Portfolio Manager and Director, Putnam Investments.5
Vice President,
N&B Management;
Principal,
Neuberger & Berman

Daniel J. Sullivan      Vice President, Neuberger & Berman Advisers Management
Senior Vice President,  Trust; Vice President, Advisers Managers Trust; Vice
N&B Management          President, Neuberger & Berman Income Funds; Vice
                        President, Neuberger & Berman Income Trust; Vice
                        President, Neuberger & Berman Equity Funds; Vice
                        President, Neuberger & Berman Equity Trust; Vice
                        President, Income Managers Trust; Vice President, Equity
                        Managers Trust; Vice President, Global Managers Trust;
                        Vice President, Neuberger & Berman Equity Assets.

Michael J. Weiner       Vice President, Neuberger & Berman Advisers Management
Senior Vice President,  Trust; Vice President, Advisers Managers Trust; Vice
N&B Management          President, Neuberger & Berman Income Funds; Vice
                        President, Neuberger & Berman Income Trust; Vice
                        President, Neuberger & Berman Equity Funds; Vice
                        President, Neuberger & Berman Equity Trust; Vice
                        President, Income Managers Trust; Vice President, Equity
                        Managers Trust; Vice President, Global Managers Trust;
                        Vice President, Neuberger & Berman Equity Assets.
----------
4 Until 1997.
5 Until 1997.

NAME                    BUSINESS AND OTHER CONNECTIONS
----                    ------------------------------

Celeste Wischerth,      Assistant Treasurer, Neuberger & Berman Advisers
Assistant Vice          Management Trust; Assistant Treasurer, Advisers Managers
President,              Trust; Assistant Treasurer, Neuberger & Berman Income
N&B Management          Funds; Assistant Treasurer, Neuberger & Berman Income
                        Trust; Assistant Treasurer, Neuberger & Berman Equity
                        Funds; Assistant Treasurer, Neuberger & Berman Equity
                        Trust; Assistant Treasurer, Income Managers Trust;
                        Assistant Treasurer, Equity Managers Trust; Assistant
                        Treasurer, Global Managers Trust; Assistant Treasurer,
                        Neuberger & Berman Equity Assets.

Lawrence Zicklin        President and Trustee, Neuberger & Berman Advisers
Director, N&B           Management Trust; President and Trustee, Advisers
Management;             Managers Trust; President and Trustee, Neuberger &
Principal, Neuberger &  Berman Equity Funds; President and Trustee, Neuberger &
Berman                  & Berman Equity Trust; President and Trustee, Equity
                        Managers Trust; President, Global Managers Trust;
                        President and Trustee, Neuberger & Berman Equity Assets.

     The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

ITEM 29.  PRINCIPAL UNDERWRITERS.
-------   ----------------------

          (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

               Neuberger & Berman Advisers Management Trust
               Neuberger & Berman Equity Trust
               Neuberger & Berman Equity Assets
               Neuberger & Berman Income Funds
               Neuberger & Berman Income Trust

          N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

    NAME                    POSITIONS AND OFFICES         POSITIONS AND OFFICES
    ----                    WITH UNDERWRITER              WITH REGISTRANT
                            ---------------------         ---------------------

    Claudia A. Brandon      Vice President                Secretary

    Patrick T. Byrne        Vice President                None

    Richard A. Cantor       Chairman of the Board         None

    Valerie Chang           Assistant Vice President      None

    Brooke A. Cobb          Vice President                None

    Robert Conti            Treasurer                     None

    Stacy Cooper-Shugrue    Assistant Vice President      Assistant Secretary

    Robert W. D'Alelio      Vice President                None

    Clara Del Villar        Vice President                None

    Barbara DiGiorgio       Vice President                Assistant Treasurer

    Roberta D'Orio          Assistant Vice President      None

    Stanley Egener          President and Director        Chairman of the Board,
                                                          Chief Executive
                                                          Officer, and Trustee

    NAME                    POSITIONS AND OFFICES         POSITIONS AND OFFICES
    ----                    WITH UNDERWRITER              WITH REGISTRANT
                            ---------------------         ---------------------
    Brian J. Gaffney        Vice President                None

    Joseph G. Galli         Vice President                None

    Robert I. Gendelman     Vice President                None

    Theodore P. Giuliano    Vice President and Director   None

    Michael J. Hanratty     Assistant Vice President      None

    Leslie Holliday-Soto    Assistant Vice President      None

    Jody L. Irwin           Assistant Vice President      None

    Michael M. Kassen       Vice President and Director   None

    Robert L. Ladd          Assistant Vice President      None

    Irwin Lainoff           Director                      None

    Josephine Mahaney       Vice President                None

    Carmen G. Martinez      Assistant Vice President      None

    Ellen Metzger           Vice President and Secretary  None

    Paul Metzger            Vice President                None

    Loraine Olavarria       Assistant Secretary           None

    Janet W. Prindle        Vice President                None

    Joseph S. Quirk         Assistant Vice President      None

    Kevin L. Risen          Vice President                None

    Richard Russell         Vice President                Treasurer and
                                                          Principal Accounting
                                                          Officer

    Ingrid Saukaitis        Assistant Vice President      None

    Jennifer K. Silver      Vice President                None

    Kent C. Simons          Vice President                None

    Frederick B. Soule      Vice President                None

    Daniel J. Sullivan      Senior Vice President         Vice President

    Peter E. Sundman        Senior Vice President         None

    Andrea Trachtenberg     Vice President of             None
                            Marketing

    Judith M. Vale          Vice President                None

    Josephine Velez         Assistant Vice President      None

    Susan Walsh             Vice President                None

    Michael J. Weiner       Senior Vice President         Vice President and
                                                          Principal Financial
                                                          Officer

    NAME                    POSITIONS AND OFFICES         POSITIONS AND OFFICES
    ----                    WITH UNDERWRITER              WITH REGISTRANT
                            ---------------------         ---------------------

    Celeste Wischerth       Assistant Vice President      Assistant Treasurer

    Thomas Wolfe            Vice President                None

    Lawrence Zicklin        Director                      Trustee and President

          (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.  Location of Accounts and Records.
-------   --------------------------------

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.

Item 31.  Management Services
-------   -------------------

          Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 32.  Undertakings
-------   ------------

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY FUNDS certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 77 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 10th day of December, 1997.

                              NEUBERGER & BERMAN EQUITY FUNDS


                                      By:/s/Lawrence Zicklin
                                         ---------------------------
                                            Lawrence Zicklin*
                                            President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 77 has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title                         Date
---------                          -----                         ----

/s/ Faith Colish                   Trustee                  December 10, 1997
-------------------------
Faith Colish*


/s/ Donald M. Cox                  Trustee                  December 10, 1997
-------------------------
Donald M. Cox*


/s/ Stanley Egener                 Chairman of the Board    December 10, 1997
-------------------------            and Trustee (Chief
Stanley Egener*                      Executive Officer)


/s/ Howard A. Mileaf               Trustee                  December 10, 1997
-------------------------
Howard A. Mileaf*


/s/ Edward I. O'Brien              Trustee                  December 10, 1997
-------------------------
Edward I. O'Brien*


                       (signatures continued on next page)

Signature                          Title                         Date
---------                          -----                         ----

/s/ John T. Patterson, Jr.         Trustee                  December 10, 1997
--------------------------
John T. Patterson, Jr.*


/s/ John P. Rosenthal              Trustee                  December 10, 1997
--------------------------
John P. Rosenthal*


/s/ Cornelius T. Ryan              Trustee                  Decmeber 10, 1997
--------------------------
Cornelius T. Ryan*


/s/ Gustave H. Shubert             Trustee                  December 10, 1997
--------------------------
Gustave H. Shubert*


/s/ Lawrence Zicklin               President and Trustee    December 10, 1997
--------------------------
Lawrence Zicklin*


/s/ Michael J. Weiner              Vice President           December 10, 1997
--------------------------           (Principal Financial
Michael J. Weiner*                     Officer)


/s/ Richard Russell                Treasurer (Principal     December 10, 1997
--------------------------           Accounting Officer)
Richard Russell*










         * Signatures affixed by Beth A. Stekler pursuant to a Power of Attorney dated October 24, 1996, and filed herewith.

                                POWER OF ATTORNEY
                                -----------------


         NEUBERGER & BERMAN EQUITY FUNDS, a Delaware business trust ("Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Lawrence Zicklin, Michael J. Weiner, Richard M. Phillips, Arthur C. Delibert, Dana L. Platt, Susan M. Casey and Beth A. Stekler (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940, any registration statements on Form N-14, and any and all amendments to such registration statements on Form N-1A or Form N-14, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, any such registration statement or amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

         IN WITNESS WHEREOF, NEUBERGER & BERMAN EQUITY FUNDS has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals this 24th day of October, 1996.

                                 NEUBERGER & BERMAN EQUITY FUNDS


                                 By: /s/  Lawrence Zicklin
                                     --------------------------------
                                     Lawrence Zicklin, President

[SEAL]

ATTEST:

/s/ Claudia A. Brandon
------------------------------
Claudia A. Brandon,
Secretary

       Signature                                                     Title
       ---------                                                     -----


/s/ Stanley Egener                              Chairman of the Board, Chief
------------------------------------            Executive Officer, and Trustee
Stanley Egener


/s/ Lawrence Zicklin
------------------------------------            President and Trustee
Lawrence Zicklin


/s/ Michael J. Weiner
------------------------------------            Vice President and Principal
Michael J. Weiner                               Financial Officer


/s/ Richard Russell
------------------------------------            Treasurer and Principal
Richard Russell                                 Accounting Officer


/s/ Faith Colish
------------------------------------            Trustee
Faith Colish


/s/ Donald M. Cox
------------------------------------            Trustee
Donald M. Cox


/s/ Alan R. Gruber
------------------------------------            Trustee
Alan R. Gruber


/s/ Howard A. Mileaf
------------------------------------            Trustee
Howard A. Mileaf


/s/ Edward I. O'Brien
------------------------------------            Trustee
Edward I. O'Brien





                       [signatures continued on next page]

       Signature                                                     Title
       ---------                                                     -----

/s/ John T. Patterson, Jr.
-----------------------------------             Trustee
John T. Patterson, Jr.


/s/ John P. Rosenthal
-----------------------------------             Trustee
John P. Rosenthal


/s/ Cornelius T. Ryan
-----------------------------------             Trustee
Cornelius T. Ryan


/s/ Gustave H. Shubert
-----------------------------------             Trustee
Gustave H. Shubert

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 77 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 10th day of December 1997.

                              EQUITY MANAGERS TRUST


                                  By:/s/ Lawrence Zicklin
                                     --------------------------------
                                         Lawrence Zicklin*
                                         President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 77 has been signed below by the following persons in the capacities and on the date indicated.


Signature                          Title                         Date
---------                          -----                         ----

/s/ Faith Colish                   Trustee                  December 10, 1997
-------------------------
Faith Colish*


/s/ Donald M. Cox                  Trustee                  December 10, 1997
-------------------------
Donald M. Cox*


/s/ Stanley Egener                 Chairman of the Board    December 10, 1997
-------------------------            and Trustee (Chief
Stanley Egener*                      Executive Officer)


/s/ Howard A. Mileaf               Trustee                  December 10, 1997
-------------------------
Howard A. Mileaf*


/s/ Edward I. O'Brien              Trustee                  December 10, 1997
-------------------------
Edward I. O'Brien*


                       (signatures continued on next page)

Signature                          Title                         Date
---------                          -----                         ----

/s/ John T. Patterson, Jr.         Trustee                  December 10, 1997
--------------------------
John T. Patterson, Jr.*


/s/ John P. Rosenthal              Trustee                  December 10, 1997
--------------------------
John P. Rosenthal*


/s/ Cornelius T. Ryan              Trustee                  Decmeber 10, 1997
--------------------------
Cornelius T. Ryan*


/s/ Gustave H. Shubert             Trustee                  December 10, 1997
--------------------------
Gustave H. Shubert*


/s/ Lawrence Zicklin               President and Trustee    December 10, 1997
--------------------------
Lawrence Zicklin*


/s/ Michael J. Weiner              Vice President           December 10, 1997
--------------------------           (Principal Financial
Michael J. Weiner*                     Officer)


/s/ Richard Russell                Treasurer (Principal     December 10, 1997
--------------------------             Accounting Officer)
Richard Russell*










         * Signatures affixed by Beth A. Stekler pursuant to a Power of Attorney dated October 24, 1996, and filed herewith.

                                POWER OF ATTORNEY


         EQUITY MANAGERS TRUST, a New York trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Lawrence Zicklin, Michael J. Weiner, Richard M. Phillips, Arthur C. Delibert, Susan M. Casey, Dana L. Platt and Beth A. Stekler (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any feeder fund Registration Statements on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto, any amendments to the Trust's Registration Statement on Form N-1A under the Investment Company Act of 1940, any registration statements on Form N-14 and any amendments thereto, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of such feeder fund, any such registration statement or amendments, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

         IN WITNESS WHEREOF, EQUITY MANAGERS TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands this 24th day of October, 1996.


                                      EQUITY MANAGERS TRUST


                                      By:  /s/ Lawrence Zicklin
                                           ------------------------------
                                           Lawrence Zicklin, President

[SEAL]

ATTEST:

/s/ Claudia A. Brandon
------------------------------
Claudia A. Brandon,
Secretary

                       [Signatures Continued on Next Page]

          Signature                                        Title
          ---------                                        -----



/s/ Stanley Egener
----------------------------------              Chairman of the Board, Chief
Stanley Egener                                  Executive Officer, and Trustee


/s/ Lawrence Zicklin
----------------------------------              President and Trustee
Lawrence Zicklin


/s/ Michael J. Weiner
----------------------------------              Vice President and Principal
Michael J. Weiner                               Financial Officer


/s/ Richard Russell
----------------------------------              Treasurer and Principal
Richard Russell                                 Accounting Officer


/s/ Faith Colish
----------------------------------              Trustee
Faith Colish


/s/ Donald M. Cox
----------------------------------              Trustee
Donald M. Cox


/s/ Alan R. Gruber
----------------------------------              Trustee
Alan R. Gruber


/s/ Howard A. Mileaf
----------------------------------              Trustee
Howard A. Mileaf


/s/ Edward I. O'Brien
----------------------------------              Trustee
Edward I. O'Brien









                       [signatures continued on next page]

          Signature                                        Title
          ---------                                        -----



/s/ John T. Patterson, Jr.
----------------------------------                          Trustee
John T. Patterson, Jr.


/s/ John P. Rosenthal
----------------------------------                          Trustee
John P. Rosenthal


/s/ Cornelius T. Ryan
----------------------------------                          Trustee
Cornelius T. Ryan


/s/ Gustave H. Shubert
----------------------------------                          Trustee
Gustave H. Shubert

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GLOBAL MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 77 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Nassau, the Bahamas on the 21st day of November, 1997.

                      GLOBAL MANAGERS TRUST


                      By:/s/Stanley Egener
                         Stanley Egener, Chairman of the Board
                             (Chief Executive Officer)

        Pursuant  to  the   requirements   of  the   Securities   Act  of  1933,
Post-Effective Amendment No. 77 has been signed below by the following persons in the capacities and on the date indicated.


Signature                           Title                                       Date
---------                           -----                                       ----

/s/Stanley Egener                   Chairman of the Board               November 21, 1997
-------------------------            and Trustee (Chief
Stanley Egener                       Executive Officer)

/s/Howard A. Mileaf                 Trustee                             November 21, 1997
-------------------------
Howard A. Mileaf


/s/John T. Patterson, Jr.           Trustee                             November 21, 1997
-------------------------
John T. Patterson, Jr.


/s/John P. Rosenthal                Trustee                             November 21, 1997
-------------------------
John P. Rosenthal


/s/Michael J. Weiner                Vice President(Principal            November 21, 1997
-------------------------             Financial Officer)
Michael J. Weiner


/s/Richard Russell                  Treasurer (Principal                November 21, 1997
-------------------------             Accounting Officer)
Richard Russell*


*Signed at Nassau, the Bahamas, by Arthur C. Delibert, pursuant to a Power of Attorney executed in Paget, Bermuda, on May 5, 1995, and filed herewith.

                                POWER OF ATTORNEY

GLOBAL MANAGERS TRUST, a New York trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Stanley Egener, Michael J. Weiner, Alan R. Dynner, Richard M. Phillips, Arthur
C. Delibert, Susan M. Casey, Beth A. Stekler, Jacqueline Henning and Lenore Joan McCabe (with full power to each of them to act atone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, any registration statement of any feeder fund investing in the Trust, and any registration statements on Form N-14, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

IN WITNESS WHEREOF, GLOBAL MANAGERS TRUST has caused this power of attorney to be executed in its name by its Chairman, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals at Paget, Bermuda, this 5th day of May, 1945.

                                        GLOBAL MANAGERS TRUST

                                        By:  /s/ Stanley Egener
                                        -------------------------------
                                        Stanley Egener, Chairman of the
                                           Board



[SEAL]

ATTEST:

/s/ Claudia A. Brandon
-----------------------------
Claudia A. Brandon, Secretary


                      [Signatures Continued on Next Page]


SIGNATURE                                        TITLE
---------                                        -----

/s/ Stanley Egener                               Chairman of the Board and Trustee
-------------------------                          (Chief Executive Officer)
Stanley Egener

/s/ Howard A. Mileaf                             Trustee
-------------------------
Howard A. Mileaf

/s/ John T. Patterson, Jr.                       Trustee
-------------------------
John T. Patterson, Jr.

/s/ John P. Rosenthal                            Trustee
-------------------------
John P. Rosenthal

Michael J. Weiner                                Vice President
-------------------------
Michael J. Weiner

/s/ Richard Russell                              Treasurer
-------------------------
Richard Russell

/s/ Claudia A. Brandon                           Secretary
-------------------------
Claudia A. Brandon




                         NEUBERGER & BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 77 ON FORM N-1A

                                INDEX TO EXHIBITS

                                                                    Sequentially
Exhibit                                                               Numbered
Number                Description                                      Page
-------               -----------                                   ------------

 (1)    (a)    Certificate of Trust.  Incorporated by                   N.A.
               Reference to Post-Effective Amendment No. 70 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession No.
               0000898432-95-000314.

        (b)    Trust Instrument of Neuberger & Berman Equity            N.A.
               Funds. Incorporated by Reference to
               Post-Effective Amendment No. 70 to Registrant's
               Registration Statement, File Nos. 2-11357 and
               811-582, Edgar Accession No.
               0000898432-95-000314.

        (c)    Schedule A - Current Series of Neuberger &               N.A.
               Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession No.
               0000898432-95-000314.

 (2)    By-laws of Neuberger & Berman Equity Funds.                     N.A.
        Incorporated by Reference to Post-Effective Amendment
        No. 70 to Registrant's Registration Statement, File
        Nos. 2-11357 and 811-582, Edgar Accession No.
        0000898432-95-000314.

 (3)    Voting Trust Agreement.  None.                                  N.A.

 (4)    (a)    Trust Instrument of Neuberger & Berman Equity            N.A.
               Funds, Articles IV, V, and VI. Incorporated by
               Reference to Post-Effective Amendment No. 70 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession No.
               0000898432-95-000314.

        (b)    By-laws of Neuberger & Berman Equity Funds,              N.A.
               Articles V, VI, and VIII. Incorporated by
               Reference to Post-Effective Amendment No. 70 to
               Registrant's Registration Statement, File Nos.
               2-11357 and 811-582, Edgar Accession No.
               0000898432-95-000314.

 (5)    (a)   (i)   Management Agreement Between Equity                 N.A.
                    Managers Trust and Neuberger & Berman
                    Management Incorporated. Incorporated by
                    Reference to Post-Effective Amendment No.
                    70 to Registrant's Registration Statement,
                    File Nos. 2-11357 and 811-582, Edgar
                    Accession No. 0000898432-95-000314.

             (ii)   Schedule A - Series of Equity Managers              N.A.
                    Trust Currently Subject to the Management
                    Agreement. Incorporated by Reference to
                    Post-Effective Amendment No. 70 to
                    Registrant's Registration Statement, File
                    Nos. 2-11357 and 811-582, Edgar Accession
                    No. 0000898432-95-000314.

            (iii)   Schedule B - Schedule of Compensation               N.A.
                    Under the Management Agreement.
                    Incorporated by Reference to
                    Post-Effective Amendment No. 70 to
                    Registrant's Registration Statement, File
                    Nos. 2-11357 and 811-582, Edgar Accession
                    No. 0000898432-95-000314.

                                                                    Sequentially
Exhibit                                                               Numbered
Number                Description                                      Page
-------               -----------                                   ------------



        (b)   (i)   Sub-Advisory Agreement Between Neuberger            N.A.
                    & Berman Management Incorporated and
                    Neuberger & Berman, LLC with Respect to
                    Equity Managers Trust. Incorporated by
                    Reference to Post-Effective Amendment No.
                    70 to Registrant's Registration Statement,
                    File Nos. 2-11357 and 811-582, Edgar
                    Accession No. 0000898432-95-000314.

             (ii)   Schedule A - Series of Equity Managers              N.A.
                    Trust Currently Subject to the
                    Sub-Advisory Agreement. Incorporated by
                    Reference to Post-Effective Amendment No.
                    70 to Registrant's Registration Statement,
                    File Nos. 2-11357 and 811-582, Edgar
                    Accession No. 0000898432-95-000314.

        (c)   (i)   Management Agreement Between Global                 N.A.
                    Managers Trust and Neuberger & Berman
                    Management Incorporated. Incorporated by
                    Reference to Post-Effective Amendment No.
                    74 to Registrant's Registration Statement,
                    File Nos. 2-11357 and 811-582, Edgar
                    Accession No. 0000898432-95-000426.

             (ii)   Schedule A - Series of Global Managers              N.A.
                    Trust Currently Subject to the Management
                    Agreement. Incorporated by Reference to
                    Post-Effective Amendment No. 74 to
                    Registrant's Registration Statement, File
                    Nos. 2-11357 and 811-582, Edgar Accession
                    No. 0000898432-95-000426.

            (iii)   Schedule B - Schedule of Compensation Under         N.A.
                    the Management Agreement. Incorporated by
                    Reference to Post-Effective Amendment No.
                    74 to Registrant's Registration Statement,
                    File Nos. 2-11357 and 811-582, Edgar
                    Accession No. 0000898432-95-000426.

        (d)   (i)   Sub-Advisory Agreement Between Neuberger &          N.A.
                    Berman Management Incorporated and
                    Neuberger & Berman, LLC with respect to
                    Global Managers Trust. Incorporated by
                    Reference to Post-Effective Amendment No.
                    74 to Registrant's Registration Statement,
                    File Nos. 2-11357 and 811-582, Edgar
                    Accession No. 0000898432-95-000426.

             (ii)   Schedule A - Series of Global Managers              N.A.
                    Trust Currently Subject to Sub-Advisory
                    Agreement. Incorporated by Reference to
                    Post-Effective Amendment No. 74 to
                    Registrant's Registration Statement, File
                    Nos. 2-11357 and 811-582, Edgar Accession
                    No. 0000898432-95-000426.

 (6)    (a)    Distribution Agreement Between Neuberger &               ____
               Berman Equity Funds and Neuberger & Berman
               Management Incorporated. Filed Herewith.

        (b)    Schedule A - Series of Neuberger & Berman                ____
               Equity Funds Currently Subject to the
               Distribution Agreement. Filed Herewith.

                                                                    Sequentially
Exhibit                                                               Numbered
Number                Description                                      Page
-------               -----------                                   ------------


 (7)    Bonus, Profit Sharing or Pension Plans.  None.                  N.A.

 (8)    (a)    Custodian Contract Between Neuberger &                   N.A.
               Berman Equity Funds and State Street Bank and
               Trust Company. Incorporated by Reference to
               Post-Effective Amendment No. 74 to Registrant's
               Registration Statement, File Nos. 2-11357 and
               811-582, Edgar Accession No.
               0000898432-95-000426.

        (b)    Schedule of Compensation under the Custodian             N.A.
               Contract. Incorporated by Reference to
               Post-Effective Amendment No. 76 to Registrant's
               Registration Statement, File Nos. 2-11357 and
               811-582, Edgar Accession No.
               0000898432-96-000525.

 (9)    (a)   (i)   Transfer Agency and Service Agreement               N.A.
                    Between Neuberger & Berman Equity Funds
                    and State Street Bank and Trust Company.
                    Incorporated by Reference to
                    Post-Effective Amendment No. 70 to
                    Registrant's Registration Statement, File
                    Nos. 2-11357 and 811-582, Edgar Accession
                    No. 0000898432-95-000314.

             (ii)   Agreement Between Neuberger & Berman                N.A.
                    Equity Funds and State Street Bank and
                    Trust Company Adding Neuberger & Berman
                    International Fund as a Portfolio Governed by the Transfer Agency and Service
                    Agreement. Incorporated by Reference to
                    Post-Effective Amendment No. 70 to
                    Registrant's Registration Statement, File
                    Nos. 2-11357 and 811-582, Edgar Accession
                    No. 0000898432-95-000314.

            (iii)   First Amendment to Transfer Agency and              N.A.
                    Service Agreement Between Neuberger &
                    Berman Equity Funds and State Street Bank and Trust Company. Incorporated by
                    Reference to Post-Effective Amendment No.
                    70 to Registrant's Registration Statement,
                    File Nos. 2-11357 and 811-582, Edgar
                    Accession No. 0000898432-95-000314.

             (iv)   Second Amendment to Transfer Agency and             ____
                    Service Agreement between Neuberger &
                    Berman Equity Funds and State Street Bank and Trust Company. Filed Herewith.

              (v)   Schedule of Compensation under the                  N.A.
                    Transfer Agency and Service Agreement.
                    Incorporated by Reference to
                    Post-Effective Amendment No. 76 to
                    Registrant's Registration Statement, File
                    Nos. 2-11357 and 811-582, Edgar Accession
                    No. 0000898432-96-000525.

        (b)   (i)   Administration Agreement Between Neuberger          ____
                    & Berman Equity Funds and Neuberger &
                    Berman Management Incorporated. Filed
                    herewith.

             (ii)   Schedule A - Series of Neuberger & Berman           ____
                    Equity Funds Currently Subject to the
                    Administration Agreement. Filed herewith.

                                                                    Sequentially
Exhibit                                                               Numbered
Number                Description                                      Page
-------               -----------                                   ------------


            (iii)   Schedule B - Schedule of Compensation               N.A.
                    Under the Administration Agreement.
                    Incorporated by Reference to
                    Post-Effective Amendment No. 70 to
                    Registrant's Registration Statement, File
                    Nos. 2-11357 and 811-582, Edgar Accession
                    No. 0000898432-95-000314.

(10)    (a)   Opinion and Consent of Kirkpatrick & Lockhart LLP         ____
              on Securities Matters with Respect to Neuberger &
              Berman Equity Funds.  Filed Herewith.

        (b)   Opinion and Consent of Kirkpatrick & Lockhart LLP         ____
              with Respect to Neuberger & Berman Socially
              Responsive Fund.  Filed Herewith.

        (c)   Opinion and Consent of Kirkpatrick & Lockhart LLP         ____
              with Respect to Neuberger & Berman International
              Fund.  Filed Herewith.

(11)    (a)    Consent of Ernst & Young LLP, Independent                ____
               Auditors.  Filed Herewith.

        (b)    Consent of Ernst & Young, Independent                    ____
               Auditors.  Filed Herewith.

        (c)    Consent of Coopers & Lybrand LLP, Independent            ____
               Accountants.  Filed Herewith.

(12)    Financial Statements Omitted from Prospectus.  None.            N.A.

(13)    Letter of Investment Intent.  None.                             N.A.

(14)    Prototype Retirement Plan.  None.                               N.A.

(15)    Plan Pursuant to Rule 12b-1.  None.                             N.A.

(16)    Schedule of Computation of Performance Quotations.              N.A.
        None.

(17)    Financial Data Schedule.  Filed herewith.                       ____

(18)    Plan Pursuant to Rule 18f-3.  None.                             N.A.